   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 17, 1998



                                      SECURITIES ACT REGISTRATION NOS. 333-60561

                               INVESTMENT COMPANY ACT REGISTRATION NO. 811-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        [X]

                         PRE-EFFECTIVE AMENDMENT NO. 1                       [X]


                          POST-EFFECTIVE AMENDMENT NO.                       [ ]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------


                          PRUDENTIAL DIVERSIFIED FUNDS

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-1495

                             DAVID F. CONNOR, ESQ.
                              100 MULBERRY STREET
                              GATEWAY CENTER THREE
                         NEWARK, NEW JERSEY 07102-4077
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   COPIES TO:


                           STEPHANIE A. DJINIS, ESQ.


                           KIRKPATRICK & LOCKHART LLP

                         1800 MASSACHUSETTS AVE., N.W.
                             WASHINGTON, D.C. 20036
                            ------------------------

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.

     REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Title of Securities Being Registered..........  Shares of Beneficial Interest, $.001 par value per share

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET

                           (AS REQUIRED BY RULE 495)


  N-1A ITEM NO.                                                                     LOCATION
  --------------                                                                    --------
  PART A
  Item 1.          Cover Page......................................    Front Cover Page
  Item 2.          Synopsis........................................    Portfolio Highlights; Trust
                                                                       Expenses
  Item 3.          Condensed Financial Information.................    Not Applicable
  Item 4.          General Description of Registrant...............    Introducing Prudential Diversified
                                                                         Funds; Description of the Funds;
                                                                         General Information
  Item 5.          Management of the Fund..........................    Management of the Trust; General
                                                                         Information
  Item 5A.         Management's Discussion of Fund Performance.....    Not Applicable
  Item 6.          Capital Stock and Other Securities..............    Taxes, Dividends and Distributions;
                                                                         General Information
  Item 7.          Purchase of Securities Being Offered............    Shareholder Guide
  Item 8.          Redemption or Repurchase........................    Shareholder Guide
  Item 9.          Pending Legal Proceedings.......................    Not Applicable
  PART B
  Item 10.         Cover Page......................................    Cover Page
  Item 11.         Table of Contents...............................    Table of Contents
  Item 12.         General Information and History.................    Not Applicable
  Item 13.         Investment Objectives and Policies..............    Additional Investment Information;
                                                                         Investment Restrictions
  Item 14.         Management of the Fund..........................    Trustees and Officers; Manager;
                                                                         Advisers; Distributor
  Item 15.         Control Persons and Principal Holders of
                     Securities....................................    Trustees and Officers
  Item 16.         Investment Advisory and Other Services..........    Manager; Advisers; Distributor;
                                                                         Custodian, Transfer and Dividend
                                                                         Disbursing Agent and Independent
                                                                         Accountants
  Item 17.         Brokerage Allocation and Other Practices........    Portfolio Transactions and
                                                                         Brokerage
  Item 18.         Capital Stock and Other Securities..............    Not Applicable
  Item 19.         Purchase, Redemption and Pricing of Securities
                     Being Offered.................................    Purchase and Redemption of Shares;
                                                                         Shareholder Investment Account;
                                                                         Net Asset Value
  Item 20.         Tax Status......................................    Taxes, Dividends and Distributions
  Item 21.         Underwriters....................................    Distributor
  Item 22.         Calculation of Performance Data.................    Performance Information
  Item 23.         Financial Statements............................    Financial Statements


PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PRUDENTIAL DIVERSIFIED FUNDS(SM)

Prospectus dated October 1, 1998
--------------------------------------------------------------------------------


     The Prudential Diversified Funds(SM) (the "Trust"), is an open-end, management investment company currently composed of three diversified investment portfolios (the "Funds") with the following investment objectives:



    - PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH FUND seeks to provide current income and a reasonable level of capital appreciation.



    - PRUDENTIAL DIVERSIFIED MODERATE GROWTH FUND seeks to provide capital appreciation and a reasonable level of current income.



    - PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND seeks to provide long-term capital appreciation.



     Prudential Investments Fund Management LLP ("PIFM" or the "Manager") is responsible for the overall management of the Funds. Each Fund benefits from discretionary advisory services provided by several highly regarded sub-advisers (each an "Adviser") identified, retained, supervised and compensated by PIFM.


     The Trust's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.

     This Prospectus sets forth concisely the information about the Trust that a prospective investor ought to know before investing. Additional information about the Trust has been filed with the Securities and Exchange Commission (the "Commission") in a Statement of Additional Information, dated October 1, 1998, which information is incorporated herein by reference and is available without charge upon request to the Trust at the address or telephone number noted above. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Trust.

--------------------------------------------------------------------------------

     Investors are advised to read this Prospectus and retain it for future reference.
--------------------------------------------------------------------------------


AN INVESTMENT IN THE TRUST IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                FUND HIGHLIGHTS


     The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.


WHAT IS PRUDENTIAL DIVERSIFIED FUNDS?



     Prudential Diversified Funds is an open-end management investment company offering shares in three diversified mutual funds (the "Funds"). A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds from such sales in a portfolio of securities designed to achieve its investment objective.



WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?



     The Funds' investment objectives are as follows:



     PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH FUND (THE "CONSERVATIVE GROWTH FUND") SEEKS TO PROVIDE CURRENT INCOME AND A REASONABLE LEVEL OF CAPITAL APPRECIATION. The Fund pursues its objective by investing in a diversified portfolio of debt obligations and equity securities.



     PRUDENTIAL DIVERSIFIED MODERATE GROWTH FUND (THE "MODERATE GROWTH FUND") SEEKS TO PROVIDE CAPITAL APPRECIATION AND A REASONABLE LEVEL OF CURRENT
INCOME. The Fund pursues its objective by investing in a diversified portfolio of equity securities and debt obligations.



     PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND (THE "HIGH GROWTH FUND") SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION. The Fund pursues its objective by investing in a diversified portfolio of equity securities.



     Each Fund includes a mix of asset classes and investment styles consistent with the objectives, investment horizon and risk tolerance of a particular type of investor. See "Introducing Prudential Diversified Funds -- What Are the Differences Between the Funds?"



WHO MANAGES THE FUNDS?



     Prudential Investments Fund Management LLC ("PIFM" or the "Manager") is the Manager of each Fund and is compensated for its services at the annual rate of
 .75% of the average daily net assets of each Fund.



     PIFM has contracted with several highly regarded sub-advisers (the "Advisers") to manage the assets of each Fund. PIFM has selected each Adviser based on its experience and proven ability to achieve superior investment results. In selecting the Advisers, PIFM has also considered their investment philosophies, analytical resources and other factors.



WHAT ARE THE FUNDS' RISK FACTORS AND SPECIAL CHARACTERISTICS?



     The Conservative Growth and Moderate Growth Funds may invest up to 35% of their respective total assets in debt securities rated below "investment grade." These securities, which are often referred to as "junk bonds," are regarded as predominantly speculative and generally entail a higher risk of default than higher quality debt. Each Fund may invest a substantial portion of its assets in the common stock of small and medium-sized companies. Stock issued by these companies is generally more volatile than stocks of larger, more established companies. Each of the Conservative Growth and Moderate Growth Funds may invest in debt securities of foreign issuers, and each of the

Conservative Growth, Moderate Growth and High Growth Funds may invest in the stock of foreign issuers. These investments may include securities of issuers located in emerging market countries. Foreign securities involve considerations and risks not typically associated with investments in the securities of U.S. issuers. The risks associated with investments in foreign securities are generally greater with respect to the securities of issuers in emerging market countries. See "Risk Factors" below. As with an investment in any mutual fund, an investment in a Fund can decrease in value and you can lose money.


WHO DISTRIBUTES THE TRUST'S SHARES?


     Prudential Investment Management Services LLC (the "Distributor") acts as the Distributor of the Trust's Class A, Class B, Class C and Class Z shares and is paid a distribution and/or service fee with respect to each Fund's Class A shares which is currently being charged at the annual rate of .25 of 1% of the average daily net assets of each Fund's outstanding Class A shares and is paid a distribution and service fee with respect to each Fund's Class B and Class C shares at the annual rate of 1% of the average daily net assets of each Fund's outstanding Class B and Class C shares. The Distributor incurs the expense of distributing the Trust's Class Z shares under a Distribution Agreement with the Trust, none of which is reimbursed by or paid for by the Trust. See "How the Trust is Managed -- Distributor."


WHAT IS THE MINIMUM INVESTMENT?


     The minimum initial investment is $1,000 for Class A and Class B shares and $5,000 for Class C shares. The minimum subsequent investment is $100 for Class A, Class B and Class C shares. Class Z shares are not subject to any minimum investment requirements. There is no minimum investment requirement for certain employee savings plans or custodial accounts for the benefit of minors. For purchases made through the Automatic Investment Plan, the minimum initial and subsequent investment is $50. See "Shareholder Guide -- How to Buy Shares of the Trust" and "Shareholder Guide -- Shareholder Services."


HOW DO I PURCHASE SHARES?


     You may purchase shares of the Funds through the Distributor, through brokers or dealers that have entered into agreements to act as participating or introducing brokers for the Distributor ("Dealers") or directly from the Trust through its transfer agent, Prudential Mutual Fund Services LLC ("PMFS" or the "Transfer Agent"). In each case, sales are made at the net asset value per share ("NAV") next determined after receipt of your purchase order by the Transfer Agent, a Dealer or the Distributor plus a sales charge, which may be imposed at the time of purchase, on a deferred basis, or both. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent-deferred sales charge. Class C shares are sold with a low front-end sales charge, but are also subject to a contingent-deferred sales charge. Class Z shares are offered to a limited group of investors at NAV without any sales charge. Dealers may charge their customers a separate fee for handling purchase transactions. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about Class Z shares. See "How the Trust Values its Shares" and "Shareholder Guide -- How to Buy Shares of the Trust."

WHAT ARE MY PURCHASE ALTERNATIVES?


     The Trust offers four classes of shares in each Fund:


- Class A Shares:   Sold with an initial sales charge of up to 5% of the
                    offering price.
- Class B Shares:   Sold without an initial sales charge but are subject to a
                    contingent deferred sales charge or CDSC (declining to zero from 5% of the lower of the amount invested or the
                    redemption proceeds), which will be imposed on certain
                    redemptions made within six years of purchase. Although
                    Class B shares are subject to higher ongoing
                    distribution-related expenses than Class A shares, Class B shares will automatically convert to Class A shares
                    approximately seven years after purchase.
- Class C Shares:   Sold with an initial sales charge of 1% of the offering
                    price and are also subject to a CDSC of 1% on redemptions
                    for a period of 18 months after purchase. Like Class B
                    shares, Class C shares are subject to higher ongoing
                    distribution-related expenses than Class A shares, but Class
                    C shares do not convert to another class.
- Class Z Shares:   Sold without either an initial sales charge or CDSC to a
                    limited group of investors. Class Z shares are not subject to any ongoing service or distribution-related expenses.
See "Shareholder Guide -- Alternative Purchase Plan."

HOW DO I SELL MY SHARES?

     You may redeem your shares at any time at the NAV next determined after your Dealer, the Distributor or the Transfer Agent receives your sell order. The proceeds of redemptions of Class B and Class C shares may be subject to a CDSC. Dealers may charge their customers a separate fee for handling sale transactions. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about selling their Class Z Shares. See "Shareholder Guide -- How to Sell Your Shares."

HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?


     Each Fund expects to pay dividends of net investment income, if any, as follows:



            FUND                DIVIDENDS DECLARED AND PAID
----------------------------    ----------------------------
Conservative Growth.........    Quarterly
Moderate Growth.............    Semi-Annually
High Growth.................    Annually



In addition, each Fund will make distributions of any net capital gains at least annually. Dividends and distributions will be automatically reinvested in additional shares of a Fund at NAV without a sales charge unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions."

                                 TRUST EXPENSES

                            CONSERVATIVE GROWTH FUND



                                     CLASS A SHARES        CLASS B SHARES          CLASS C SHARES     CLASS Z SHARES
                                     --------------   -------------------------   -----------------   --------------
SHAREHOLDER TRANSACTION EXPENSES+
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)................     5%                      None                     1%             None
  Maximum Deferred Sales Load (as a
    percentage of original purchase
    price or redemption proceeds,
    whichever is lower)............    None           5% during the first year,   1% on redemptions     None
                                                      decreasing by 1% annually    made within 18
                                                       to 1% in the fifth and         months of
                                                      sixth years and 0% in the       purchase
                                                            seventh year*
  Sales Load Imposed on Reinvested
    Dividends......................    None                     None                    None            None
  Redemption Fees..................    None                     None                    None            None
  Exchange Fee.....................    None                     None                    None            None



                                     CLASS A SHARES        CLASS B SHARES          CLASS C SHARES     CLASS Z SHARES
                                     --------------   -------------------------   -----------------   --------------
ANNUAL FUND OPERATING EXPENSES (AS
  A PERCENTAGE OF AVERAGE NET
  ASSETS)
  Management Fees..................    .75%                     .75%                    .75%            .75%
  12b-1 Fees.......................   .25%++                    1.00%                   1.00%           None
  Other Expenses...................    .38%                     .38%                    .38%            .38%
                                     ------------               -----                   -----         ----------
  Total Fund Operating Expenses....   1.38%++                   2.13%                   2.13%           1.13%
                                     ------------               -----                   -----         ----------
                                     ------------               -----                   -----         ----------


---------------

 * Class B shares will automatically convert to Class A shares approximately seven years after purchase. See "Shareholder Guide -- Conversion
   Feature -- Class B Shares."


 + Dealers may independently charge additional fees for shareholder transactions or advisory services. Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges ("12b-1 fees") on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, long-term Class B and Class C shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Trust is Managed -- Distributor."



++ Although the Class A Distribution and Service Plan provides that the Fund may pay up to an annual rate of .30 of 1% of the average daily net assets of the Class A shares, the Distributor has agreed to limit its distribution and service fees with respect to Class A shares of the Fund for the remainder of the current fiscal year so as not to exceed .25 of 1% of the average daily net assets of the Class A shares. This voluntary waiver may be terminated at any time without notice. See "How the Trust is Managed -- Distributor." Total Fund Operating Expenses for Class A shares without such limitation would be 1.43%.

                              MODERATE GROWTH FUND



                                       CLASS A SHARES        CLASS B SHARES          CLASS C SHARES     CLASS Z SHARES
                                       --------------   -------------------------   -----------------   --------------
SHAREHOLDER TRANSACTION EXPENSES+
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)..................     5%                      None                     1%             None
  Maximum Deferred Sales Load (as a
    percentage of original purchase
    price or redemption proceeds,
    whichever is lower)..............    None           5% during the first year,   1% on redemptions     None
                                                        decreasing by 1% annually    made within 18
                                                         to 1% in the fifth and         months of
                                                        sixth years and 0% in the       purchase
                                                              seventh year*
  Sales Load Imposed on Reinvested
    Dividends........................    None                     None                    None            None
  Redemption Fees....................    None                     None                    None            None
  Exchange Fee.......................    None                     None                    None            None



                                       CLASS A SHARES        CLASS B SHARES          CLASS C SHARES     CLASS Z SHARES
                                       --------------   -------------------------   -----------------   --------------
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET
  ASSETS)
  Management Fees....................    .75%                     .75%                    .75%            .75%
  12b-1 Fees.........................   .25%++                    1.00%                   1.00%           None
  Other Expenses.....................    .50%                     .50%                    .50%            .50%
                                       ------------               -----                   -----         ----------
  Total Fund Operating Expenses......   1.50%++                   2.25%                   2.25%           1.25%
                                       ------------               -----                   -----         ----------
                                       ------------               -----                   -----         ----------


---------------
 * Class B shares will automatically convert to Class A shares approximately seven years after purchase. See "Shareholder Guide -- Conversion
   Feature -- Class B Shares."


 + Dealers may independently charge additional fees for shareholder transactions or advisory services. Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges ("12b-1 fees") on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, long-term Class B and Class C shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Trust is Managed -- Distributor."



++ Although the Class A Distribution and Service Plan provides that the Fund may pay up to an annual rate of .30 of 1% of the average daily net assets of the Class A shares, the Distributor has agreed to limit its distribution and service fees with respect to Class A shares of the Fund for the remainder of the current fiscal year so as not to exceed .25 of 1% of the average daily net assets of the Class A shares. This voluntary waiver may be terminated at any time without notice. See "How the Trust is Managed -- Distributor." Total Fund Operating Expenses for Class A shares without such limitation would be 1.55%.

                                HIGH GROWTH FUND



                                       CLASS A SHARES        CLASS B SHARES          CLASS C SHARES     CLASS Z SHARES
                                       --------------   -------------------------   -----------------   --------------
SHAREHOLDER TRANSACTION EXPENSES+
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)..................     5%                      None                     1%             None
  Maximum Deferred Sales Load (as a
    percentage of original purchase
    price or redemption proceeds,
    whichever is lower)..............    None           5% during the first year,   1% on redemptions     None
                                                        decreasing by 1% annually    made within 18
                                                         to 1% in the fifth and         months of
                                                        sixth years and 0% in the       purchase
                                                              seventh year*
  Sales Load Imposed on Reinvested
    Dividends........................    None                     None                    None            None
  Redemption Fees....................    None                     None                    None            None
  Exchange Fee.......................    None                     None                    None            None



                                       CLASS A SHARES        CLASS B SHARES          CLASS C SHARES     CLASS Z SHARES
                                       --------------   -------------------------   -----------------   --------------
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET
    ASSETS)
  Management Fees....................    .75%                     .75%                    .75%            .75%
  12b-1 Fees.........................   .25%++                    1.00%                   1.00%           None
  Other Expenses.....................    .44%                     .44%                    .44%            .44%
                                       ------------               -----                   -----         ----------
  Total Fund Operating Expenses......    1.44%                    2.19%                   2.19%           1.19%
                                       ----------                 -----                   -----         ----------
                                       ----------                 -----                   -----         ----------


---------------
 * Class B shares will automatically convert to Class A shares approximately seven years after purchase. See "Shareholder Guide -- Conversion
   Feature -- Class B Shares."


 + Dealers may independently charge additional fees for shareholder transactions or advisory services. Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges ("12b-1 fees") on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, long-term Class B and Class C shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Trust is Managed -- Distributor."



++ Although the Class A Distribution and Service Plan provides that the Fund may pay up to an annual rate of .30 of 1% of the average daily net assets of the Class A shares, the Distributor has agreed to limit its distribution and service fees with respect to Class A shares of the Fund for the remainder of the current fiscal year so as not to exceed .25 of 1% of the average daily net assets of the Class A shares. This voluntary waiver may be terminated at any time without notice. See "How the Trust is Managed -- Distributor." Total Fund Operating Expenses for Class A shares without such limitation would be 1.49%.

EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) with respect to Class B and Class C shares only, no redemption at the end of each time period:


                                                              1 YEAR    3 YEARS
                                                              ------    -------
Conservative Growth Fund
  Class A...................................................   $63       $ 92
  Class B (Redemption)......................................   $72       $ 97
  Class B (No Redemption)...................................   $22       $ 67
  Class C (Redemption)......................................   $41       $ 76
  Class C (No Redemption)...................................   $31       $ 76
  Class Z...................................................   $12       $ 36
Moderate Growth Fund
  Class A...................................................   $64       $ 95
  Class B (Redemption)......................................   $73       $100
  Class B (No Redemption)...................................   $23       $ 70
  Class C (Redemption)......................................   $43       $ 80
  Class C (No Redemption)...................................   $33       $ 80
  Class Z...................................................   $13       $ 40
High Growth Fund
  Class A...................................................   $64       $ 93
  Class B (Redemption)......................................   $72       $ 99
  Class B (No Redemption)...................................   $22       $ 69
  Class C (Redemption)......................................   $42       $ 78
  Class C (No Redemption)...................................   $32       $ 78
  Class Z...................................................   $12       $ 38


     THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


     The purpose of the foregoing tables and example is to assist an investor in understanding the various types of costs and expenses that an investor in the Funds will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Trust is Managed." "Other Expenses" are estimated for the fiscal year ending July 31, 1999, and include Trustees' and professional fees, registration fees, reports to shareholders and transfer agency and custodian (domestic and foreign) fees.

                    INTRODUCING PRUDENTIAL DIVERSIFIED FUNDS


     A recent study has shown that the greatest impact on long-term investment returns is attributable to an investor's asset allocation decisions (i.e., the mix of stocks, bonds and money market investments) rather than market timing or individual security selection.(1) Most investors do not have the time, the experience or the resources to implement a sound asset allocation strategy on their own. Investors have increasingly looked to mutual funds as a way to diversify their investments. However, most individual mutual funds do not attempt to provide an asset allocation strategy tailored to the long-term investment needs of a particular type of investor.


     Prudential Diversified Funds is designed for investors who want investment professionals to make their asset allocation decisions. The Trust offers three Funds designed to provide investors with a simple means to manage their long-term investments prudently in light of their personal investment goals and risk tolerance. Each Fund pursues its investment objective by investing in a mix of stocks, bonds and money market instruments appropriate for a particular type of investor. PIFM will manage each Fund so that it can serve as a complete investment program or as an integral part of a larger investment portfolio.



WHAT ARE THE DIFFERENCES AMONG THE FUNDS?



     Each Fund has a distinct investment objective and is situated differently along the risk/return spectrum.


                              [RISK/RETURN GRAPH]

---------------

    1Source: Financial Analysts Journal. May/June 1991: "Determinants of Portfolio Performance II: An Update," by Gary Brinson, Brian Singer and Gilbert Beebower. Results are based on the 10-year performance records of 82 pension funds. The study updates and supports a similar study done in 1986.

     The risk/return balance of each Fund depends upon the proportion of assets it allocates to different types of investments.



     PIMF has developed an asset allocation strategy for the Funds designed to provide a mix of investment types and styles that is appropriate for investors with a conservative, moderate or aggressive investment orientation.



     CONSERVATIVE GROWTH FUND may be appropriate for investors who are seeking current income and low to moderate capital appreciation. Investors in this Fund should have both sufficient time and tolerance for risk of investment volatility to accept periodic declines. The Fund is generally appropriate for investors with a reasonably long time horizon (e.g., investors who are investing during early retirement).



     MODERATE GROWTH FUND may be appropriate for investors who are seeking capital appreciation, but who are not willing to take the substantial market risks associated with the High Growth Fund. Investors in this Fund should have both the time and the tolerance for investment volatility to accept possible large declines. The Fund is generally appropriate for investors with a long time horizon (e.g., investors in their 50s who are saving on a regular basis for retirement and who plan to retire in their early to mid 60s).



     HIGH GROWTH FUND may be appropriate for investors seeking to maximize the potential for capital appreciation. Investors in this Fund should have both the time and tolerance for investment volatility to accept substantial declines. The Fund is generally appropriate for investors with a very long time horizon (e.g., investors in their 20s, 30s or 40s who are saving for retirement and who plan to retire in their early to mid 60s).



     An investor can choose any of these three Funds, depending on his or her financial situation, personal investment objectives, investment horizon and level of risk tolerance.



HOW ARE THE FUNDS MANAGED?



     The Manager has contracted with several highly regarded sub-advisers (the "Advisers") to manage the assets of each Fund. Each Adviser manages a portion of a Fund's assets, focusing on a particular type and style of investing. The Manager monitors the performance of each Fund's Advisers and allocates the Fund's assets among its Advisers.



     The Manager believes that its asset allocation strategy and multi-Adviser approach will enhance the performance of the Funds and reduce their volatility. First, the Manager believes that it can identify Advisers who will achieve superior investment performance. Although each Adviser will focus the management of its Fund segment in a particular type and style of investing, the Manager believes that the combined efforts of several Advisers will result in prudently diversified Funds. Lastly, the Manager believes that at any given time, certain investment types and styles will generate higher returns than others. Accordingly, the Manager believes that diversifying each Fund among a variety of investment types and styles will reduce volatility.

                            DESCRIPTION OF THE FUNDS

INVESTMENT OBJECTIVES AND POLICIES


     Set forth below is a description of the investment objective and policies of each Fund. Except for certain investment restrictions described in the Statement of Additional Information, the investment objective and policies of each Fund may be modified by the Board of Trustees. There can be no assurance that a Fund will achieve its investment objective. As with an investment in any mutual fund, an investment in a Fund can decrease in value and you can lose money. Further information about the investment policies of each Fund appears in the Statement of Additional Information.



CONSERVATIVE GROWTH FUND



     The Conservative Growth Fund's investment objective is to seek to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income and equity securities. The table below identifies the Fund's Advisers and their respective Fund segments.



                                 INITIAL ALLOCATION
                                     OF FUND'S
ADVISER                                ASSETS         ASSET CLASS        INVESTMENT TYPE/STYLE
-------                          ------------------   -----------        ---------------------
Jennison Associates LLC             15%
                                                       Equities     Growth-oriented, focusing on
                                                                    large-cap stocks
The Prudential Investment           15%
  Corporation
                                                       Equities     Value-oriented, focusing on
                                                                    large-cap stocks
Franklin Advisers, Inc.              5%
                                                       Equities     Growth-oriented, focusing on
                                                                    small-cap and mid-cap stocks
The Dreyfus Corporation              5%
                                                       Equities     Value-oriented, focusing on
                                                                    small-cap and mid-cap stocks
Pacific Investment Management       40%
  Company
                                                       Fixed        Mostly high-quality debt
                                                       Income       instruments
The Prudential Investment           20%
  Corporation
                                                       Fixed        High yield debt, including junk
                                                       Income       bonds and emerging market debt



In response to market developments, the Manager may rebalance the allocation of the Portfolio's assets among the portfolio segments identified above, or may add or eliminate portfolio segments, in accordance with the Portfolio's investment objective and the policies described below.



     Under normal market conditions, approximately 60% of the Fund's total assets will be invested in fixed income securities of varying maturities with a dollar-weighted average portfolio maturity of between [four] and [fifteen] years. The fixed income securities in which the Fund may invest include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, corporate and other debt obligations, mortgage-backed securities (including privately issued mortgage-related securities), asset-backed securities, inflation-indexed bonds of governments and corporations, obligations of quasi-governmental entities, commercial paper, certificates of deposit, money market instruments and loan participations.

     The Fund may invest up to 25% of its total assets in debt obligations issued or guaranteed by foreign governments, their agencies and instrumentalities, by supranational organizations and entities and by foreign corporations or financial institutions. Up to 10% of the Fund's total assets may be invested in debt obligations of issuers in emerging markets. Foreign debt securities may be denominated in foreign currency or in the European Currency Unit ("ECU"), a multinational currency unit which represents specified amounts of currencies of certain member states of the European Economic Community.



     The fixed income securities held by the Fund will generally be investment grade (rated at least "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Ratings Group ("S&P") or the equivalent by another nationally recognized statistical rating organization ("NRSRO") or determined to be of comparable quality by the Adviser). However, up to 35% of the Portfolio's total assets may be invested in fixed income securities rated below investment grade but rated at least B by Moody's or S&P or the equivalent by another NRSRO, or determined by the Adviser to be of comparable quality. Securities rated "Baa" or lower by Moody's or "BBB" or lower by S&P have speculative characteristics and are subject to greater risks, including the risk of default. A description of corporate bond ratings is contained in Appendix I to the Statement of Additional Information. See "Risk Factors" below.



     The Portfolio may purchase and write (i.e., sell) put and call options on debt securities, on U.S. Government securities, on aggregates of debt securities, and on financial indices. The Fund may also purchase and sell futures contracts on interest rates, on debt securities, on financial indices, on U.S. Government securities, and on related options which are traded on a commodities exchange or board of trade for certain bona fide hedging, return enhancement and risk management purposes.



     Under normal market conditions, approximately 40% of the Fund's total assets will be invested in equity securities issued by U.S. and foreign companies. The Fund's equity investments may include common stock, securities convertible into common stock and preferred stock. The Fund may invest up to 15% of its total assets in equity securities issued by foreign companies, including companies based in emerging markets.



     The Fund intends to invest in the securities of foreign companies whose securities are traded on exchanges located in the countries in which the issuers are principally based. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated receipts typically issued by U.S. banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. Global Depositary Receipts ("GDRs") may also be purchased by the Fund. GDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. The Fund may also invest in European Depositary Receipts ("EDRs"), which are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.



     The Fund may invest in securities of issuers in developed as well as developing or "emerging market" countries. Investing in the markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The Advisers will attempt to limit exposure to investments in developing countries where both liquidity and sovereign risk are high. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. For a discussion of the risks associated with investing in foreign securities, see "Risk Factors."


     The Fund may attempt to hedge against unfavorable changes in currency, exchange and other rates by engaging in foreign currency exchange contracts, purchasing and writing put and call options on foreign currencies and trading currencies futures contracts and options thereon and in other hedging techniques. There can be no assurance that any technique or strategy will be successful. The use of these techniques and strategies entails certain risks. See "Risk Factors -- Foreign Securities and Currency Risks" and "Other Investments and Policies -- Special Risks of Hedging and Return Enhancement Strategies."



     When market or economic conditions indicate, in the view of an Adviser, that a temporary defensive investment strategy is appropriate, the Adviser may invest its portion of the Fund without limitation in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, corporate and other debt obligations and high quality money market instruments.



     Percentage and quality limitations applicable to the Fund's investments are generally measured at the time a transaction is entered into. Any subsequent change in a rating assigned by any NRSRO to a security, or change in the percentage of Fund assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund's total assets will not require the Fund to dispose of an investment unless the Adviser determines that it is practicable to dispose of the investment without undue market or tax consequences to the Fund. If different NRSROs assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

MODERATE GROWTH FUND



     The Moderate Growth Fund's investment objective is to seek to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The table below identifies the Fund's Advisers and their respective Fund segments.



                                INITIAL ALLOCATION
                                    OF FUND'S
ADVISER                               ASSETS          ASSET CLASS        INVESTMENT TYPE/STYLE
-------                         ------------------    -----------        ---------------------
Jennison Associates LLC            20%
                                                     Equities        Growth-oriented, focusing on
                                                                     large-cap stocks
The Prudential Investment          20%
  Corporation
                                                     Equities        Value-oriented, focusing on
                                                                     large-cap stocks
Franklin Advisors, Inc.            7.5%
                                                     Equities        Growth-oriented, focusing on
                                                                     small-cap and mid-cap stocks
The Dreyfus Corporation            7.5%
                                                     Equities        Value-oriented, focusing on
                                                                     small-cap and mid-cap stocks
Lazard Asset Management            10%
                                                     International   Stocks of foreign companies
                                                     Equities
Pacific Investment Management      20%
  Company
                                                     Fixed Income    Mostly high-quality debt
                                                                     instruments
The Prudential Investment          15%
  Corporation
                                                     Fixed Income    High yield debt, including
                                                                     junk bonds and emerging
                                                                     markets debt



In response to market developments, the Manager may rebalance the allocation of the Fund's assets among the portfolio segments identified above, or may add or eliminate portfolio segments in accordance with the Fund's investment objective and the policies described below.



     Under normal market conditions, approximately 65% of the Fund's total assets will be invested in equity securities of U.S. and foreign companies. The Fund's equity investments may include common stock, securities convertible into common stock and preferred stock. The Fund may invest up to 25% of its total assets in equity securities issued by foreign companies, including companies based in emerging markets.



     The Fund intends to invest in the securities of foreign companies whose securities are traded on exchanges located in the countries in which the issuers are principally based. The Fund also may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated receipts typically issued by U.S. banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. Global Depositary Receipts ("GDRs") may also be purchased by the Fund. GDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. The Fund may also invest in European Depositary Receipts ("EDRs"), which are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.



     Under normal market conditions, approximately 35% of the Fund's total assets will be invested in fixed income securities of varying maturities with a dollar-weighted average maturity of between

[four] and [fifteen] years. The fixed income securities in which the Fund may invest include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, corporate and other debt obligations, convertible securities, mortgage-backed securities (including privately issued mortgage-related securities), asset-backed securities, inflation-indexed bonds of governments and corporations, obligations of quasi-governmental entities, commercial paper, certificates of deposit, money market instruments and loan participations.



     The Fund may invest up to 25% of its total assets in debt obligations issued or guaranteed by foreign governments, their agencies and instrumentalities, by supranational organizations and entities and by foreign corporations or financial institutions. Up to 10% of the Fund's total assets may be invested in debt obligations of issuers in emerging markets. Foreign securities may be denominated in foreign currencies or in the European Currency Unit ("ECU"), a multi-national currency unit which represents specified amounts of currencies of certain member states of the European Economic Community.



     The fixed income securities held by the Fund will generally be investment grade. However, up to 35% of the Portfolio's total assets may be invested in fixed income securities rated below investment grade but rated at least B by Moody's or S&P or the equivalent by another NRSRO, or determined by the Adviser to be of comparable quality. Securities rated Baa or lower by Moody's or "BBB" or lower by S&P have speculative characteristics and are subject to greater risks, including the risk of default. A description of corporate bond ratings is contained in Appendix I to the Statement of Additional Information. See "Risk Factors" below.



     The Fund may purchase and write (i.e., sell) put and call options on debt securities, on U.S. Government securities, on aggregates of debt securities, and on financial indices. The Portfolio may also purchase and sell futures contracts on interest rates, on debt securities, on financial indices, on U.S. Government securities, and on related options which are traded on a commodities exchange or board of trade for certain bona fide hedging, return enhancement and risk management purposes.



     The Fund may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions, purchasing and writing put and call options on foreign currencies and trading currency futures contracts and options thereon.



     The Fund may invest in securities of issuers in developed as well as developing or "emerging market" countries. Investing in the markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The Advisers will attempt to limit exposure to investments in developing countries where both liquidity and sovereign risk are high. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. For a discussion of the risks associated with investing in foreign securities, see "Risk Factors."



     When market or economic conditions indicate, in the view of an Adviser, that a temporary defensive investment strategy is appropriate, the Adviser may invest its portion of the Fund without limitation in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, corporate and other debt obligations and high quality money market instruments.

     Percentage and quality limitations applicable to the Fund's investments are generally measured at the time a transaction is entered into. Any subsequent change in a rating assigned by any NRSRO to a security, or change in the percentage of Fund assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund's total assets will not require the Fund to dispose of an investment unless the Adviser determines that it is practicable to dispose of the security without undue market or tax consequences to the Fund. If different NRSROs assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.



HIGH GROWTH FUND



     The High Growth Fund's investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal market conditions, substantially all of the Fund's assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock. The Fund may invest up to 35% of its total assets in the equity securities of foreign companies, including companies based in emerging markets. The table below identifies the Fund's Advisers and their respective Fund segments.



                                INITIAL ALLOCATION
                                    OF FUND'S
           ADVISER                    ASSETS          ASSET CLASS        INVESTMENT TYPE/STYLE
           -------              ------------------    -----------        ---------------------
Jennison Associates LLC            25%
                                                     Equities        Growth-oriented, focusing on
                                                                     large-cap stocks
The Prudential Investment          25%
  Corporation
                                                     Equities        Value-oriented, focusing on
                                                                     large-cap stocks
Franklin Advisers, Inc.            15%
                                                     Equities        Growth-oriented, focusing on
                                                                     small-cap and mid-cap stocks
The Dreyfus Corporation            15%
                                                     Equities        Value-oriented, focusing on
                                                                     small-cap and mid-cap stocks
Lazard Asset Management            20%
                                                     International   Stocks of foreign companies
                                                     Equities



In response to market developments, the Manager may rebalance the allocation of the Fund's assets among the portfolio segments identified above, or may add or eliminate portfolio segments in accordance with the Fund's investment objective and the policies described below.



     The Fund intends to invest in the securities of foreign companies whose securities are traded on exchanges located in the countries in which the issuers are principally based. The Fund also may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated receipts typically issued by U.S. banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. Global Depositary Receipts ("GDRs") may also be purchased by the Fund. GDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. The Fund may also invest in European

Depositary Receipts ("EDRs"), which are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.


     The Fund may invest in securities of issuers in developed as well as developing or "emerging market" countries. Investing in the markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The Advisers will attempt to limit exposure to investments in developing countries where both liquidity and sovereign risk are high. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. For a discussion of the risks associated with investing in foreign securities, see "Risk Factors."



     The Fund may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions, purchasing and writing put and call options on foreign currencies and trading currency futures contracts and options thereon.



     When market or economic conditions indicate, in the view of an Adviser, that a temporary defensive investment strategy is appropriate, the Adviser may invest its portion of the Fund without limitation in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, corporate and other debt obligations and high quality money market instruments.



     Percentage limitations applicable to the Fund's investments are generally measured at the time a transaction is entered into. Any subsequent change in the percentage of Fund assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund's total assets will not require the Fund to dispose of an investment unless the Adviser determines that it is practicable to dispose of the security without undue market or tax consequences to the Fund.


INTRODUCING THE ADVISERS


     In addition to diversifying your investment across various asset classes, the Trust provides investors with diversification among the Advisers' distinctive investment styles.



     JENNISON ASSOCIATES LLC (Large-Cap Growth Equity Adviser). Jennison seeks to select attractive growth companies. Under normal market conditions, Jennison intends to invest assets allocated to it primarily in equity securities of companies that exceed $1 billion in market capitalization. Companies with market capitalizations in excess of $1 billion are generally considered medium to large capitalization companies. The Jennison portfolio managers' challenge is to select about 60 stocks that are believed to have the potential to be the best performers among the larger universe of growth stocks. Consequently, a growth stock portfolio managed by Jennison normally consists of companies that the firm believes will experience superior earnings growth over the next 12 to 18 months, on both an absolute and relative basis, and which appear reasonably valued relative to growth expectations. Jennison looks for companies that have demonstrated growth in earnings and sales, high returns on equity and assets, or other strong financial characteristics and, in the judgment of Jennison, are attractively valued. These companies tend to have a unique market niche, a strong new product profile or superior management. Stocks will be selected on a company-by-company basis through the use of fundamental analysis. Of course, there can be no assurance that these stocks will achieve their growth potential.

     THE PRUDENTIAL INVESTMENT CORPORATION (Large-Cap Value Equity Adviser). Prudential Investment Corporation seeks to achieve long-term growth of capital by investing primarily in larger-capitalization common stocks of major, established corporations. These companies are believed to be in sound financial condition and have prospects of price appreciation greater than broadly-based stock indices. Value investing is a disciplined approach which attempts to identify strong companies selling at a discount from their perceived true worth. Management uses a "deep value" investment style to buy stocks which are believed to be under-valued when compared with the company's sales, earnings, book value and cash flow.



     THE PRUDENTIAL INVESTMENT CORPORATION (High Yield Bond Adviser). Prudential Investment Corporation seeks to maximize current income by investing in a diversified portfolio of high yield fixed income securities. Capital appreciation is a secondary investment objective. In seeking these objectives, management will invest primarily in high yield fixed income securities rated BBB/Baa by a NRSRO. Ordinarily, management will not invest in securities rated below B. Prudential's High Yield team, supported by a group of sophisticated research analysts, screens all bonds for positive sales, earnings trends, strong management and the potential for a credit rating upgrade. Intensive research and diversification help to reduce risk.



     FRANKLIN ADVISERS, INC. (Small- and Mid-Cap Growth Equity Adviser). Franklin Advisers, Inc. ("Franklin") seeks to achieve long-term capital growth by investing primarily in stocks of small- and mid-cap companies that Franklin believes to be positioned for rapid growth. Franklin employs a disciplined, bottom-up approach to investing, focusing on companies that it believes to have potential to rapidly grow revenues, earnings or cash flow. Although Franklin may discover many of these companies in growing industries, its strategy emphasizes companies with sustainable competitive advantages, such as unique products or proprietary technology, which may provide these companies with growth opportunities regardless of the growth outlook of the industry. In addition, Franklin generally looks for companies that are selling at earnings multiples, which represent significant discounts to their sustainable growth rates.



     THE DREYFUS CORPORATION (Small- and Mid-Cap Value Equity Adviser). Dreyfus utilizes computer techniques to construct and track its Fund segments. Dreyfus employs statistical models designed to identify stocks of companies that are undervalued and should be purchased and retained. Undervalued securities are normally characterized by relatively low price to earnings ratios, low ratios of market price to book value, or underlying asset values that Dreyfus feels are not fully reflected in the securities' current market price. The models analyze how a stock is priced relative to both its current and longer-term intrinsic worth. In each economic sector, Dreyfus identifies stocks that have the best relative undervaluation. Through this extensive quantitative system, each stock is then ranked according to its relative attractiveness. Once undervalued common stocks are identified, Dreyfus' experienced investment analysts construct each Fund segment so that, in the aggregate, it resembles the Russell 2000 Value Index, but is weighted toward the stocks that Dreyfus deems most attractive.



     LAZARD ASSET MANAGEMENT (International Equity Adviser). Lazard seeks capital appreciation by investing in financially productive non-U.S. companies which sell at a discount to local and world market valuations. In searching for undervalued securities, Lazard utilizes a stock selection process incorporating three levels of investment research. First, Lazard applies screening techniques to identify attractive candidates from a universe of approximately 9,000 companies worldwide. Lazard looks for companies offering a high return on capital with characteristics that indicate undervaluation versus local and world indices. Next, intensive accounting validation follows to examine whether a company's stated financial statistics and business value are real. Finally, fundamental analysis is applied in order to evaluate the future outlook for the company. An in-depth analysis, including on-site visits to company management, is critical in order to ensure the sustainability of returns, to discover hidden value and to identify a catalyst for price revaluation. By team consensus, the securities presenting the best investment opportunities are purchased.



     A distinctive characteristic of Lazard's investment approach is its belief in teamwork. The portfolio managers and research analysts work closely together and meet frequently in the decision-making process. Ideas are internally generated and Lazard's exhaustive in-house research process allows the team to develop strong convictions in their decisions. The firm emphasizes a team approach to investing so that each portfolio manager and analyst benefits from his peers, and our clients receive Lazard's best thinking, not that of a single individual.



     PACIFIC INVESTMENT MANAGEMENT COMPANY (Fixed Income Adviser). Pacific Investment Management Company (PIMCO) seeks to achieve maximum total return consistent with preservation of capital and prudent investment management by investing in a wide range of bonds and money market securities while maintaining a duration within two years of that of the Lehman Brothers Aggregate Bond Index. In seeking this objective, PIMCO employes a disciplined, top-down process of investing driven by a long-term outlook for interest rates and bond market trends. The Portfolio invests in all sectors of the fixed income markets, including government bonds, mortgage-backed securities, corporate bonds and foreign bonds. PIMCO seeks to assemble a portfolio comprised of the most attractively valued sectors and securities within each sector.


RISK FACTORS


     GENERAL. As with all mutual funds, investments in the Funds involve certain risks. Investing in stocks involves the risk of market volatility, which may cause stocks to decline in value. As noted below, certain types of equity securities, such as the stocks of small and mid-sized companies and the stocks of foreign companies, are generally more volatile than the stocks of large U.S. companies.



     The market value of fixed-income obligations held by the Funds will be affected by general changes in interest rates, which will result in increases or decreases in the value of such obligations. The market value of the obligations held by a Fund can be expected to vary inversely with changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the yield of a Fund's fixed income component will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the yield of a Fund's fixed income component will tend to be somewhat lower. Also, when interest rates are falling, the proceeds of new sales of a Fund's shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the current yield of the Fund's fixed income component. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, lower quality or longer maturities.

     Ratings made available by S&P, Moody's and other NRSRO's are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, each Adviser will also make its own evaluation of these securities on behalf of the Funds. Among the factors that will be considered are the long-term ability of the issuers to pay principal and interest and general economic trends.



     MEDIUM- AND LOWER-RATED SECURITIES. The Conservative Growth and Moderate Growth Funds may each invest in medium-rated securities, (i.e., rated "Baa" by Moody's or "BBB" by S&P or the equivalent by another NRSRO) and in lower-rated securities (i.e., rated lower than "Baa" by Moody's or lower than "BBB" by S&P or the equivalent by another NRSRO). Securities rated "Baa" by Moody's or "BBB" by S&P or the equivalent by another NRSRO, although considered investment grade, possess speculative characteristics, including the risk of default, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher-grade bonds.


     Generally, medium- or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds" (i.e., securities rated lower than "Baa" by Moody's or "BBB" by S&P or the equivalent by another NRSRO), offer a higher current yield than is offered by higher-rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality bonds. In addition, medium-and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium-and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Advisers, under the supervision of the Manager and the Trustees, in evaluating the creditworthiness of an issue whether rated or unrated, take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.


     In addition, the market value of securities in lower-rated categories is more volatile than that of higher-quality securities, and the markets in which medium- and lower-rated or unrated securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets may make it more difficult for each Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a Fund to purchase and may also have the effect of limiting the ability of a Portfolio to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.



     Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline proportionately more than a portfolio consisting of higher-rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.


     SMALL AND MEDIUM CAPITALIZATION COMPANIES. Investments in the stocks of small and medium capitalization companies (i.e., companies with a market capitalization of under $5 billion) involve special risks. Small- and mid-cap companies may have limited product lines, markets or financial resources and may lack management depth. The securities of those issuers may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.


     FOREIGN SECURITIES AND CURRENCY RISKS. The Conservative Growth and Moderate Growth Funds may each invest in foreign debt securities, and each of the Funds may invest in foreign equity securities, including securities of issuers in emerging market countries.


     Investing in securities issued by foreign governments and companies involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government or by U.S. corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

     The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

     Investing in the fixed-income markets of emerging market countries involves exposure to economies that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. The risks associated with investments in foreign securities described above, may be greater with respect to investments in developing countries.


     Because some of the securities purchased by the Funds are denominated in currencies other than the U.S. dollar, changes in foreign currency exchanges rates may affect the Funds' net asset value; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Funds. If the value of a foreign currency rises against the U.S. dollar, the value of a Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund's assets denominated in that currency will decrease. Under the Internal Revenue Code, the Funds are required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Internal Revenue Code as items of ordinary and distributable income or loss, thus affecting the Funds' distributable income.



     The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, the Funds will not convert their holdings of foreign currencies to U.S. dollars daily. When a Fund converts its holdings to another currency it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.


OTHER INVESTMENTS AND POLICIES

MONEY MARKET INSTRUMENTS


     Each Fund may invest in high-quality money market instruments, including commercial paper of a U.S. or non-U.S. company or foreign government securities, certificates of deposit, bankers' acceptances and time deposits of domestic and foreign banks, and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. These obligations generally will be U.S. dollar denominated. Commercial paper will be rated, at the time of purchase, at least "A-2" by S&P or "Prime-2" by Moody's, or the equivalent by another NRSRO or, if not rated, issued by an entity having an outstanding unsecured debt issue rated at least "A" or "A-2" by S&P or "A" or "Prime-2" by Moody's or the equivalent by another NRSRO.


U.S. GOVERNMENT SECURITIES


     Each Fund may invest in U.S. Government securities.


     U.S. TREASURY SECURITIES. U.S. Treasury securities include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the length of their maturities and the date of their issuances.


     SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government include, but are not limited to, securities issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA, the Federal Housing Administration, Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Such securities include obligations issued by the Student Loan Marketing Association ("SLMA"), FNMA and FHLMC, each of which may borrow from the U.S. Treasury to meet its obligations, although the U.S. Treasury is under no obligation to lend to such entities. GNMA, FNMA and FHLMC may also issue collateralized mortgage obligations. See "Mortgage Backed Securities -- Collateralized Mortgage Obligations and Multiclass Pass-Through Securities" below.


     STRIPPED U.S. GOVERNMENT SECURITIES. A Fund may invest in component parts of U.S. Government securities, namely either the corpus ("principal") of such obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (i) obligations from which the interest coupons have been stripped; (ii) the interest coupons that are stripped; and (iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.



     MORTGAGE-RELATED SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. A Fund may invest in mortgage-backed securities and other derivative mortgage products, including those representing an undivided ownership interest in a pool of mortgages, e.g., GNMA, FNMA and FHLMC certificates where the U.S. Government or its agencies or instrumentalities guarantees the payment of interest and principal of these securities. See "Mortgage-Backed Securities" below. However, these guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do these guarantees extend to the yield or value of a Fund's shares. See "Additional Investment Information -- U.S. Government Securities" in the Statement of Additional Information. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. See "Mortgage-Backed Securities" below.



     In addition to GNMA, FNMA or FHLMC certificates through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, a Fund may also invest in mortgage pass-through securities issued by the U.S. Government or its agencies and instrumentalities, commonly referred to as mortgage-backed security strips or "MBS strips." MBS strips are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yields to maturity on IOs and POs are sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected.


     ZERO COUPON SECURITIES. Zero coupon U.S. Government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. Government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon U.S. Government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.


CORPORATE AND OTHER DEBT OBLIGATIONS


     The Conservative Growth and Moderate Growth Funds may each invest in corporate and other debt obligations. These debt securities may have adjustable or fixed rates of interest and in certain instances may be secured by assets of the issuer. Adjustable rate corporate debt securities may have features similar to those of adjustable rate mortgage-backed securities, but corporate debt securities, unlike mortgage-backed securities, are not subject to prepayment risk other than through contractual call provisions which generally impose a penalty for prepayment. Fixed-rate debt securities may also be subject to call provisions.



     NON-PUBLICLY TRADED SECURITIES. The Funds may each invest in non-publicly traded securities, which may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.


MORTGAGE-BACKED SECURITIES


     The Conservative Growth and Moderate Growth Funds may each invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC, described under "U.S. Government Securities" above; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.


     ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMs") are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

     ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

     PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Private mortgage pass-through securities are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed-rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement. Types of credit enhancements are described under "Types of Credit Enhancement" below.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH
SECURITIES. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a real estate mortgage investment conduit ("REMIC"). All future references to CMOs include REMICs.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities.


     A Fund also may invest in, among other things, parallel pay CMOs and planned amortization class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.



     In reliance on rules and interpretations of the Commission, a Fund's investments in certain qualifying CMOs and REMICs are not subject to the Investment Company Act's limitation on acquiring interests in other investment companies. See "Additional Investment Information -- Mortgage-Backed Securities -- Collateralized Mortgage Obligations" in the Statement of Additional Information.



     STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities or "MBS strips" are derivative multiclass mortgage securities. In addition to MBS strips issued by agencies or instrumentalities of the U.S. Government, a Fund may purchase MBS strips issued by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. See "U.S. Government Securities -- Mortgage-Related Securities Issued or Guaranteed by U.S. Government Agencies and Instrumentalities" above.


ASSET-BACKED SECURITIES


     The Conservative Growth and Moderate Growth Funds may each invest in asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, have been securitized in pass-through structures similar to the mortgage pass-through structures or in a pay-through structure similar to the CMO structure. A Fund may invest in these and other types of asset-backed securities that may be developed in the future. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, the security interests in the underlying automobiles are often not transferred when the pool is created, with the resulting possibility that the collateral could be resold. In general, these types of loans are of shorter average life than mortgage loans and are less likely to have substantial prepayments.


TYPES OF CREDIT ENHANCEMENT

     Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to seek to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default seeks to ensure ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. A Fund will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.


RISK FACTORS RELATING TO INVESTING IN MORTGAGE-BACKED AND ASSET-BACKED
SECURITIES


     The yield characteristics of mortgage-backed and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Moreover, slower than expected prepayments may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally lead to increased volatility of net asset value because they tend to fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. A Fund may invest a portion of its assets in derivative mortgage-backed securities such as MBS Strips which are highly sensitive to changes in prepayment and interest rates. Each Adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and, in certain circumstances, through hedging techniques.


     In addition, mortgage-backed securities which are secured by manufactured (mobile) homes and multi-family residential properties, such as GNMA and FNMA certificates, are subject to a higher risk of default than are other types of mortgage-backed securities. See "Additional Investment Information" in the Statement of Additional Information. See "Asset-Backed Securities."


     Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-backed securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment. During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of the mortgage-backed securities. This maturity extension risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

ADJUSTABLE RATE SECURITIES


     The Conservative Growth and Moderate Growth Funds may each invest in adjustable rate securities. Adjustable rate securities are debt securities having interest rates which are adjusted or reset at periodic intervals ranging from one month to three years. The interest rate of an adjustable rate security typically responds to changes in general market levels of interest. The interest paid on any particular adjustable rate security is a function of the index upon which the interest rate of that security is based.



     The adjustable rate feature of the securities in which a Fund may invest will tend to reduce sharp changes in a Fund's net asset value in response to normal interest rate fluctuations. As the coupon rates of a Fund's adjustable rate securities are reset periodically, yields of these portfolio securities will reflect changes in market rates and should cause the net asset value of a Fund's shares to fluctuate less dramatically than that of a fund invested in long-term fixed-rate securities. However, while the adjustable rate feature of such securities will tend to limit sharp swings in a Fund's net asset value in response to movements in general market interest rates, it is anticipated that during periods of fluctuations in interest rates, the net asset value of a Fund will fluctuate.


INFLATION-INDEXED BONDS


     The Conservative Growth and Moderate Growth Funds may invest in inflation-indexed bonds issued by governmental entities and corporations. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.


     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

CUSTODIAL RECEIPTS


     Each Fund may invest in receipts evidencing the component parts (corpus or coupons) of U.S. Government obligations that have not actually been stripped. Such receipts evidence ownership of component parts (corpus or coupons) of U.S. Government obligations purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. Custodial receipts held by a third party are not issued or guaranteed by the United States Government and are not considered U.S. Government securities. Each Fund may also invest in such custodial receipts. See "Additional Investment Information -- Other Investments" in the Statement of Additional Information.


CONVERTIBLE SECURITIES


     Each Fund may invest in convertible securities. A convertible security is typically a bond, debenture, corporate note, preferred stock or other similar security which may be converted at a stated price within a specified period of time into a specified number of shares of common stock or other equity securities of the same or a different issuer. Convertible securities are generally senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. Convertible securities also include preferred stocks, which technically are equity securities.


     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying common stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

HEDGING AND RETURN ENHANCEMENT STRATEGIES


     The Funds may each engage in various portfolio strategies, including using derivatives, to reduce certain risks of its investments and to attempt to enhance return. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. These strategies include the use of forward exchange contracts, options, futures contracts and options thereon. The Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. See "Additional Investment Information" and "Taxes, Dividends and Distributions" in the Statement of Additional Information. New financial products and risk management techniques continue to be developed and each Fund may use these new investments and techniques to the extent consistent with its investment objectives and policies.



     OPTIONS TRANSACTIONS. A Fund may purchase and write (i.e., sell) put and call options on securities and financial indices that are traded on national securities exchanges or in the over-the-counter ("OTC") market to attempt to enhance return or to hedge its portfolio. These investments may include options on equity securities, debt securities, aggregates of debt securities, financial indices (e.g., S&P 500) and U.S. Government securities. The Funds may also purchase and write put and call options on foreign currencies and foreign currency futures. A Fund may write covered put and call options to attempt to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in price of securities or currencies it intends to purchase. A Fund may also purchase put and call options to offset previously written put and call options of the same series. See "Additional Investment Information -- Options on Securities" in the Statement of Additional Information.



     A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase the securities or currency subject to the option at a specified price (the exercise price or strike price). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When a Fund writes a call option, the Fund gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. There is no limitation on the amount of call options a Fund may write.



     A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities for more than their current market price.



     A Fund will write only "covered" options. A written option is covered if, so long as the Fund is obligated under the option, it (i) owns an offsetting position in the underlying security or currency or (ii) segregates cash or other liquid assets, in an amount equal to or greater than its obligation under the option. Under the first circumstance, the Fund's losses are limited because it owns the underlying security; under the second circumstance, in the case of a written call option, the Fund's losses are potentially unlimited. See "Additional Investment Information" in the Statement of Additional Information. A Fund may only write covered put options to the extent that cover for such options does not exceed 25% of the Fund's net assets. A Fund will not purchase an option if, as a result of such purchase, more than 20% of its total assets would be invested in premiums for options and options on futures.



     OVER-THE-COUNTER OPTIONS. A Fund may also purchase and write (i.e., sell) put and call options on equity and debt securities and on stock indexes in the over-the-counter market ("OTC options"). Unlike exchange-traded options, OTC options are contracts between the Fund and its counterparty without the interposition of any clearing organization. Thus, the value of an OTC option is particularly dependent on the financial viability of the OTC counterparty. The Fund's ability to purchase and write OTC options may be limited by market conditions, regulatory limits and tax considerations. There are certain risks associated with investments in OTC options. See "Additional Investment Information -- Additional Risks -- Options Transactions and Related Risks" in the Statement of Additional Information.

     FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may each enter into foreign currency exchange contracts to protect the value of its portfolio against future changes in the level of currency exchange rates. A Fund may enter into such contracts on a spot, i.e., cash, basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.



     A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and Fund expenses. Position hedging is (1) the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency or in a currency bearing a substantial correlation to the value of that currency (cross-currency hedge) or (2) the purchase of a foreign currency when the Adviser believes that the U.S. dollar may decline against that foreign currency. Although there are no limits on the number of forward contracts which a Fund may enter into, a Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any purchase or sale of foreign currency) of the securities being hedged. The Adviser may use foreign currency hedging techniques, including cross-currency hedges, to attempt to protect against declines in the U.S. dollar value of income available for distribution to shareholders and declines in the net asset value of a Fund's shares resulting from adverse changes in currency exchange rates. For example, the return available from securities denominated in a particular foreign currency would diminish in the event the value of the U.S. dollar increased against such currency. Such a decline could be partially or completely offset by an increase in value of a position hedge involving a forward exchange contract to (A) sell the currency in which the position being hedged is denominated, or a currency bearing a substantial correlation to the value of such currency, or (B) purchase either the U.S. dollar or a foreign currency expected to perform better than the currency being sold. Position hedges may, therefore, provide protection of net asset value in the event of a general rise in the U.S. dollar against foreign currencies. However, a cross-currency hedge cannot protect against exchange rates risks perfectly, and if the Adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.



     INDEXED COMMERCIAL PAPER. The Funds may each invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. With respect to its investments in this type of commercial paper, a Fund will segregate cash or other liquid assets having a value at least equal to the aggregate principal amount of outstanding commercial paper of this type. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. See "Additional Investment
Information -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.



     FUTURES CONTRACTS AND OPTIONS THEREON. The Funds may each purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for hedging purposes, to reduce and manage certain risks of its investments and to attempt to enhance return, in each case in accordance with regulations of the Commodity Futures Trading Commission. The Funds, and thus their investors, may lose money through any unsuccessful use of these strategies. Futures contracts purchased by the Funds may entitle a Fund to purchase or accept for future delivery debt securities, aggregates of debt securities, currencies, financial indices or U.S. Government securities, and include futures contracts which are linked to the London Interbank Offered Rate ("LIBOR").



A Fund's successful use of futures contracts and related options depends upon the investment adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of a futures contract and the price of the securities being hedged is imperfect and there is a risk that the value of the securities being hedged may increase or decrease at a greater rate than a specified futures contract resulting in losses to a Fund.



     A Fund's ability to enter into or close out futures contracts and options thereon may also be limited by the requirements of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code") for qualification as a regulated investment company. See "Additional Investment Information -- Futures Contracts" and "Taxes, Dividends and Distributions" in the Statement of Additional Information.



     Under regulations of the Commodity Exchange Act, investment companies registered under the Investment Company Act are exempt from the definition of "commodity pool operator," subject to compliance with certain conditions. The exemption is conditioned on a Fund purchasing and selling futures contracts and options thereon for bona fide hedging transactions, except that the Fund may purchase and sell futures contracts and options thereon for any other purposes to the extent that the aggregate initial margin and option premiums do not exceed 5% of the market value of the Fund's total assets.



     RISKS OF HEDGING AND RETURN ENHANCEMENT STRATEGIES. Participation in the options or futures markets involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. If an Adviser's predictions of movements in the direction of the securities, foreign currency or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options and futures contracts and options on futures contracts include (1) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to the need for a Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.


REPURCHASE AGREEMENTS


     Each Fund may enter into repurchase agreements whereby the seller of the security agrees to repurchase that security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Portfolio's money is invested in the repurchase agreement. A Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of instruments declines, a Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss. See "Additional Investment Information -- Repurchase Agreements" in the Statement of Additional Information.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS


     Each Fund may enter into reverse repurchase agreements, and the Conservative Growth and Moderate Growth Funds may enter into dollar rolls. The proceeds from such transactions will be used for the clearance of transactions or to take advantage of investment opportunities.



     Reverse repurchase agreements involve sales by a Fund of securities concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities.



     Dollar rolls involve sales by a Fund of securities for delivery in the current month and a simultaneous contract to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.



     A Fund will segregate with its custodian cash or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities a Fund has sold but is obligated to repurchase under the agreement. If the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities.



     Reverse repurchase agreements and dollar rolls, including covered dollar rolls, are speculative techniques involving leverage and are considered borrowings by a Fund for purposes of the percentage limitations applicable to borrowings. See "Borrowing" below.


SECURITIES LENDING


     Each Fund may lend portfolio securities to brokers or dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash or other liquid assets or secures an irrevocable letter of credit in favor of a Fund in an amount equal to at least 100% of the market value, determined daily, of the securities loaned. During the time portfolio securities are on loan, the borrower will pay a Fund an amount equivalent to any dividend or interest paid on such securities and a Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. A Fund cannot lend more than 33 1/3% of the value of its total assets (including the amount of the loan collateral). See "Additional Investment Information -- Lending of Securities" in the Statement of Additional Information.


INTEREST RATE SWAP TRANSACTIONS


     The Conservative Growth and Moderate Growth Funds may each enter into interest rate swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed-rate payments. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as a hedge and not as a speculative investment. See "Additional Investment Information--Interest Rate Swap Transactions" in the Statement of Additional Information. The risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make and will not exceed 5% of a Fund's net assets. The use of interest rate swaps may involve investment techniques and risks different from those associated with ordinary portfolio transactions. If an Adviser is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared to what it would have been if this investment technique was never used.


INVESTMENT COMPANY SECURITIES


     The Funds may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share (money market funds). The Funds may also invest in securities issued by other investment companies with similar investment objectives. The Funds may also purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. Each Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets (determined at the time of investment) in investment company securities in the aggregate. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears in connection with its own operations.


ILLIQUID SECURITIES


     Each Fund may hold up to 15% of its net assets in illiquid securities. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, securities with legal or contractual restrictions on resale ("restricted securities") and securities that are not readily marketable. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and privately placed commercial paper that have a readily available market are not considered illiquid for purposes of this limitation. The Funds' investment in Rule 144A securities could have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities. The Manager and the Advisers will monitor the liquidity of such restricted securities under the supervision of the Trustees. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.



     The staff of the Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, with respect to U.S. Government securities, a Fund may treat the securities it uses as "cover" for written OTC options on U.S. Government securities as liquid provided it follows a specified procedure. A Fund may sell such OTC options only to qualified dealers who agree that a Fund may repurchase any options it writes for a maximum price to be calculated by a predetermined formula. In such cases, OTC options would be considered liquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. See "Additional Investment
Information -- Illiquid Securities" in the Statement of Additional Information.



     When a Fund enters into interest rate swaps on other than a net basis, the entire amount of the Fund's obligations, if any, with respect to such interest rate swaps will be treated as illiquid. To the extent that a Fund enters into interest rate swaps on a net basis, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be treated as illiquid. The Funds will also treat non-U.S. Government POs and IOs as illiquid securities so long as the staff of the Commission maintains its position that such securities are illiquid.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to a Fund at the time of entering into the transaction. While a Fund will only purchase securities on a when-issued or delayed-delivery basis with the intention of acquiring the securities, a Fund may sell the securities before the settlement date, if it is deemed advisable by the Adviser. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price and an increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed-delivery basis may increase the volatility of the Fund's net asset value. The Trust's Custodian will segregate cash or other liquid assets having a value equal to or greater than a Fund's purchase commitments. The securities so purchased are subject to market fluctuations and no interest accrues to the purchaser during the period between purchase and settlement.



     One form of when-issued or delayed-delivery security that the Funds may purchase is a "to be announced" mortgage-backed security. A "to be announced" mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.


SHORT SALES


     Each Fund may sell a security it does not own in anticipation of a decline in the market value of that security (i.e., make short sales). Generally, to complete the transaction, a Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will
(a) segregate with its custodian cash or other liquid assets at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short and will not be less than the market value of the security at the time it was sold short or (b) otherwise cover its short position.



     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any premium or interest paid in connection with the short sale. No more than 5% of any Fund's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) segregated in connection with short sales.



     Each Fund may also make short sales against-the-box. A short sale against-the-box is a short sale in which a Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable for, with or without payment of any further consideration, such securities; provided that if further consideration is required in connection with the conversion or exchange, cash or other liquid assets, in an amount equal to such consideration must be segregated for an equal amount of the securities of the same issuer as the securities sold short.

BORROWING


     Each Fund may borrow from banks or through dollar rolls or reverse repurchase agreements an amount equal to no more than 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes, for the clearance of transactions or to take advantage of investment opportunities. Each Fund may pledge its total assets to secure these borrowings.



     If a Fund borrows to invest in securities, or if a Fund purchases securities at a time when borrowings exceed 5% of its total assets, any investment gains made on the securities in excess of interest paid on the borrowing will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to a Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This is the speculative characteristic known as "leverage." See "Reverse Repurchase Agreements and Dollar Rolls" above.



     If any Fund's asset coverage for borrowings falls below 300%, such Fund will take prompt action to reduce its borrowings even though it may be disadvantageous from an investment standpoint to sell securities at that time.


PORTFOLIO TURNOVER


     The portfolio turnover rate for each of the Funds may exceed 100%, although the rate for each Fund is not expected to exceed [150%]. High portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by each Fund. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In addition, high portfolio turnover may result in increased short-term capital gains, which when distributed to shareholders, are treated as ordinary income. See "Taxes, Dividends, and Distributions."


INVESTMENT RESTRICTIONS


     The Funds are subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed with respect to any Fund without the approval of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.


                            MANAGEMENT OF THE TRUST

     The Trustees, in addition to overseeing the actions of the Trust's Manager and Advisers, as set forth below, decide upon matters of general policy. The Trust's Manager conducts and supervises the daily business operations of the Trust. The Funds' Advisers furnish daily investment advisory services.


MANAGER

     Prudential Investments Fund Management LLC ("PIFM" or the "Manager"), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, is the Manager of the Trust. PIFM is organized in New York as a limited liability company. It is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a major diversified insurance and financial services company.

     As of January 31, 1998, PIFM served as manager to 42 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies with aggregate assets of approximately $63 billion.


     Pursuant to a Management Agreement ("Management Agreement") with the Trust, PIFM manages the investment operations of the Trust, administers the Trust's affairs and is responsible for the selection, subject to review and approval of the Trustees, of Advisers for each of the Funds and the review of their continued performance. See "Manager" in the Statement of Additional Information.



     Pursuant to separate sub-advisory agreements (the "Advisory Agreements") between PIFM and the Advisers, the Advisers furnish investment advisory services in connection with the management of the Trust. Each Adviser is paid a fee for its services by the Manager out of the fee it collects from a Fund based upon the portion of assets the Adviser manages. Under the Management Agreement, PIFM continues to have responsibility for all investment advisory services and supervises the Advisers' performance of such services.



     Subject to the supervision and direction of the Trustees, the Manager provides to the Trust investment management evaluation services principally by selecting Advisers for each Fund and thereafter monitoring their performance. In evaluating prospective Advisers, the Manager considers, among other factors, each Adviser's level of expertise, relative performance, consistency of performance, and investment discipline or philosophy. The Manager has responsibility for communicating performance expectations and evaluations to the Advisers and ultimately recommending to the Trustees whether the Advisers' contracts should be renewed, modified or terminated. The Manager provides reports to the Trustees regarding the results of its evaluation and monitoring functions. The Manager is also responsible for conducting all operations of the Trust except those operations contracted to the Advisers, custodian and transfer agent. Each Fund pays the Manager a fee for its services that is computed daily and paid monthly at the annual rate specified below based on the value of the average net assets of the Fund.



                            FUND                              MANAGER'S FEE
                            ----                              -------------
Conservative Growth.........................................       .75%
Moderate Growth.............................................       .75%
High Growth.................................................       .75%

     The Manager pays the Advisers' fees, computed daily and paid monthly, equal to the annual rate specified below based on the average daily net assets of the Fund segments they manage.



                                                                      FEE PAID BY PIFM
               ADVISERS                        FUNDS                    TO ADVISERS
               --------                        -----                  ----------------
Jennison Associates LLC                 Conservative Growth    .30% with respect to the first
                                        Moderate Growth        $300 million; .25% for amounts
                                        High Growth            in excess of $300 million
The Prudential Investment Corporation   Conservative Growth    N/A(1)
                                        Moderate Growth
                                        High Growth
Lazard Asset Management                 Moderate Growth        .40%
                                        High Growth
Pacific Investment Management Company   Conservative Growth    .25%
                                        Moderate Growth
Franklin Advisers, Inc.                 Conservative Growth    .50%
                                        Moderate Growth
                                        High Growth
The Dreyfus Corporation                 Conservative Growth    .45%
                                        Moderate Growth
                                        High Growth


---------------

(1)Under the Advisory Agreement between PIFM and PIC, PIC is reimbursed by PIFM for its reasonable costs and expenses incurred in providing advisory services to the Fund segments PIC manages.



     The Manager and the Trust operate under an exemptive order from the Commission which permits the Manager, subject to certain conditions, to enter into or amend Advisory Agreements without obtaining shareholder approval each
time. On               , 1998, the sole shareholder of the Trust voted
affirmatively to give the Trust this ongoing authority. With Board approval, the Manager is permitted to replace Advisers or employ additional Advisers for the Funds, change the terms of the Funds' Advisory Agreements or enter into a new Advisory Agreement with an existing Adviser after events that cause an automatic termination of the old Advisory Agreement with that Adviser. Shareholders of a Fund continue to have the right to terminate an Advisory Agreement for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Adviser changes or other material amendments to Advisory Agreements that occur under these arrangements.


ADVISERS


     Subject to the supervision and direction of the Manager and, ultimately, the Trustees, each Adviser is responsible for managing the securities held in the Fund segment the Adviser manages in accordance with the Fund's stated investment objective and policies, making investment decisions for such Fund segment, placing orders to purchase and sell securities on behalf of such Fund segment, and performing various administrative functions associated with serving as an Adviser.

The Advisers furnish investment advisory services in connection with the management of the Funds and are paid their fees by PIFM, not the Trust.



     Each Adviser manages a discrete segment of the assets of a Fund. Daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expenses items) will be allocated among the Advisers of each Fund as the Manager deems it appropriate. By using several Advisers for the Funds, and by periodically rebalancing a Fund in accordance with the allocation strategy described above, the Manager seeks long-term benefits from a balance of different investment disciplines, which is intended to achieve a certain continuity in each Fund's performance. Reallocations may result in additional transaction costs to the extent that sales of securities as part of such reallocations result in higher portfolio turnover. In addition, if one Adviser buys a security as the other Adviser sells it, the net position of the Fund in the security may be approximately the same as it would have been with a single Adviser and no such sale and purchase, but the Fund will have incurred additional transaction costs and other expenses. The Manager will consider these costs in determining the allocation and reallocation of assets.


     The following sets forth certain information about each of the Advisers:


JENNISON ASSOCIATES LLC



     Jennison is a Delaware limited liability company located at 466 Lexington Avenue, New York, NY 10017. Jennison is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a major diversified insurance and financial services company.



     As of June 30, 1998, Jennison had over $42.7 billion in assets under management for institutional and mutual fund clients. David Poiesz, CFA, is responsible for the day-to-day management of the Fund segments managed by Jennison. Mr. Poiesz, a Director and Executive Vice President of Jennison, joined Jennison in 1983 as an equity research analyst and has been an equity portfolio manager since 1991. Mr. Poiesz also serves as the portfolio manager of the Prudential Jennison Portfolio of the Prudential Series Fund, Inc. and the Prudential Jennison Growth Fund of The Prudential Investment Portfolios, Inc.



THE PRUDENTIAL INVESTMENT CORPORATION



     PIC is a New Jersey corporation located at Prudential Plaza, Newark, NJ 07102-3777. PIC is a wholly-owned subsidiary of Prudential, a major diversified insurance and financial services company.



     Thomas R. Jackson, a Managing Director of PIC, is responsible for the day-to-day management of the large-cap value equity Fund segments managed by PIC. Mr. Jackson also serves as the portfolio manager of the Common Stock Portfolio of The Prudential Series Fund, Inc., which is one of the investment options in a Prudential variable life and annuity product, and the Prudential Equity Fund, Inc. Mr. Jackson joined PIC in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. He was also with The Dreyfus Corporation where he managed and served as president of the Dreyfus Fund. Mr. Jackson also managed an equity pension investment group at Chase Manhattan Bank.

     George Edwards, CFA, oversees the team responsible for the day-to-day management of the high yield bond segments managed by PIC. Mr. Edwards is also a co-manager of Prudential High Yield Fund and the Prudential Distressed Securities Fund and the manager of the Prudential Series Fund/High Yield Bond Portfolio. Before joining the mutual fund group in 1989, Mr. Edwards worked in Prudential's investment grade bond unit. He was previously and analyst at McCarthy, Crisanti & Maffei (now MCM-Duff & Phelps).



FRANKLIN ADVISERS, INC.



     Franklin is a California corporation located at 777 Mariners Island Blvd., San Mateo, CA 94404. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly-owned company engaged in the financial services industry through its subsidiaries. Franklin advises 97 domestic equity and fixed income mutual funds in the Franklin Templeton Group of funds. As of June 30, 1998, Franklin and its affiliates managed over $230 in assets.



     Edward B. Jamieson, Micheal McCarthy and Aidan O'Connell are responsible for the day-to-day management of the small/mid-cap growth equity Fund segments managed by Franklin. Mr. Jamieson is an Executive Vice President of Franklin and Managing Director of Franklin's equity and high yield groups and has been with Franklin since 1987. Mr. McCarthy joined Franklin in 1992 and is a vice president and portfolio manager specializing in research analysis of several technology groups. Mr. O'Connell joined Franklin in 1998 and is a research analyst specializing in research analysis of the semiconductor and semiconductor capital equipment industries.



THE DREYFUS CORPORATION



     The Dreyfus Corporation has its headquarters at [add address]. Dreyfus is a subsidiary of Mellon Bank corporation, a broad-based financial services company with a bank at its core, and over $300 billion under management or administration. Dreyfus currently manages over $100 billion in assets in both equity and fixed income mutual funds.



     William P. Rydell, CFA and Mark W. Sikorski, CFA, co-manage the Fund segments managed by Dreyfus. Mr. Rydell is a portfolio manager of Dreyfus and is the President and Chief Executive Officer of Mellon Equity Associates. Mr. Rydell has been in the Mellon organization since 1973. Mr. Sikorski is a portfolio manager of Dreyfus and a Vice President of Mellon Equity Associates. Mr. Sikorski has been in the Mellon organization since 1996. Prior thereto, Mr. Sikorski managed various corporation treasury projects for Northeast Utilities, including bond refinancing and investment evaluations.



LAZARD ASSET MANAGEMENT



     Lazard is a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company located at 30 Rockefeller Plaza, New York, NY 10112. Lazard provides investment management services to both individual and institutional clients and as of December 31, 1997, had more than $60 billion in assets under management. In addition to portfolio management, Lazard Freres provides a wide variety of investment banking and related services. Lazard also manages the International Equity Portfolio and half of the Small Capitalization Value Portfolio of The Target Portfolio Trust.



     Herbert W. Gullquist and John R. Reinsberg are primarily responsible for the day-to-day management of the international equity Fund segments managed by Lazard. Mr. Gullquist is a

Managing Director and a Vice-Chairman of Lazard Freres, is the Chief Investment Officer of LAM and has been employed with both since 1982. Mr. Reinsberg is a Managing Director of Lazard Freres and has been employed there since 1991. Prior thereto, he was Executive Vice President of General Electric Investment Corporation.



PACIFIC INVESTMENT MANAGEMENT COMPANY



     PIMCO is a Delaware general partnership located at 840 Newport Center Drive, Newport Beach, CA 92660. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the PIMCO Managing Directors. PIMCO Partners, G.P. is the sole general partner of PAH. PIMCO is registered as an investment advisor with the Commission and as a commodity trading advisor with the CFTC. As of December 31, 1997, PIMCO had approximately $118 billion of assets under management. PIMCO also manages the Intermediate-Term Bond and Total Return Bond Portfolios of The Target Portfolio Trust.



     John L. Hague is responsible for the day-to-day management of the fixed income Fund segments managed by PIMCO. Mr. Hague is a Managing Director of PIMCO, and has managed fixed income assets for PIMCO and its predecessor since 1989.


FEE WAIVERS AND SUBSIDIES


     PIFM may from time to time agree to waive all or a portion of its management fee and subsidize certain operating expenses of the Funds. Fee waivers and expense subsidies will increase a Fund's yield or total return. See "General Information -- Performance Information."


DISTRIBUTOR

     PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC (THE "DISTRIBUTOR"), GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS A LIMITED LIABILITY COMPANY ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE THAT SERVES AS THE DISTRIBUTOR OF THE CLASS A, CLASS B, CLASS C AND CLASS Z SHARES OF THE TRUST. IT IS A WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL.


     UNDER SEPARATE DISTRIBUTION AND SERVICE PLANS (THE "CLASS A PLAN," THE "CLASS B PLAN" AND THE "CLASS C PLAN," COLLECTIVELY, THE "PLANS") ADOPTED BY THE TRUST UNDER RULE 12b-1 UNDER THE INVESTMENT COMPANY ACT AND A DISTRIBUTION AGREEMENT (THE "DISTRIBUTION AGREEMENT"), THE DISTRIBUTOR INCURS THE EXPENSES OF DISTRIBUTING THE TRUST'S CLASS A, CLASS B AND CLASS C SHARES. The Distributor also incurs the expenses of distributing the Trust's Class Z shares under the Distribution Agreement, none of which is reimbursed by or paid for by the Trust. These expenses include commissions and account servicing fees paid to, or on account of, Dealers or financial institutions which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.



     Under the Plans, each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees with respect to a Fund, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.



     The distribution and/or service fees may also be used by the Distributor to compensate on a continuing basis Dealers in consideration for the distribution, marketing, administrative and other services and activities provided by Dealers with respect to the promotion of the sale of each Fund's shares and the maintenance of related shareholder accounts.



     UNDER THE CLASS A PLAN, EACH FUND MAY PAY THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED EXPENSES WITH RESPECT TO CLASS A SHARES AT AN ANNUAL RATE OF UP TO .30 OF 1% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES. The Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts ("service fee") and (ii) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1% of the average daily net assets of the Class A shares. The Distributor has voluntarily limited its distribution-related fees payable under the Class A Plan to .25 of 1% of the average daily net assets of the Class A shares. This voluntary waiver may be terminated at any time without notice.



     UNDER THE CLASS B AND CLASS C PLANS, EACH FUND PAYS THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED EXPENSES WITH RESPECT TO CLASS B AND CLASS C SHARES AT AN ANNUAL RATE OF 1% OF THE AVERAGE DAILY NET ASSETS OF EACH OF THE CLASS B AND CLASS C SHARES. The Class B and Class C Plans provide for the payment to the Distributor of (i) a distribution fee of .75 of 1% of the average daily net assets of each of the Class B and Class C shares, respectively, and (ii) a service fee of .25 of 1% of the average daily net assets of each of the Class B and Class C shares. The service fee is used to pay for personal service and/or the maintenance of shareholder accounts. The Distributor also receives contingent deferred sales charges from certain redeeming shareholders. See "Shareholder Guide -- How to Sell Your Shares -- Contingent Deferred Sales Charges."



     Each Fund records all payments made under the Plans as expenses in the calculation of net investment income. See "Distributor" in the Statement of Additional Information.



     Distribution expenses attributable to the sale of Class A, Class B and Class C shares of a Fund will be allocated to each such class based upon the ratio of sales of each such class to the sales of Class A, Class B or Class C shares of the Portfolio [other than expenses allocable to a particular class]. Each Fund bears its own expenses under the Plans, and the distribution fee and sales charge of one class of a Fund will not be used to subsidize the sale of the Fund's other classes.



     Each Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Rule 12b-1 Trustees"), vote annually to continue the Plan. Each Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or of a majority of the outstanding shares of the applicable class of a Fund. A Fund will not be obligated to pay expenses incurred under any Plan if it is terminated or not continued.



     In addition to distribution and service fees paid by each Fund under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments out of its own resources to

Dealers and other persons which distribute shares of the Funds (including Class Z shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.


     The Distributor is subject to the rules of the National Association of Securities Dealers, Inc. governing maximum sales charges. See "Distributor" in the Statement of Additional Information.

PORTFOLIO TRANSACTIONS


     Prudential Securities Incorporated ("Prudential Securities"), which is an affiliate of the Manager and the Distributor, an Adviser or an affiliate thereof (each an "affiliated broker") may each act as a broker or futures commission merchant for a Fund. In order for an affiliated broker to effect any portfolio transactions for a Fund on an exchange or board of trade, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or futures commission merchants in connection with comparable transactions involving similar securities being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow an affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction.


YEAR 2000


     The services provided to the Trust and the shareholders by the Manager, the Advisers, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. This could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Computer software problems associated with the year 2000 may also have a negative impact on the business operations of issuers whose securities are held by the Funds and could adversely affect the value of those securities. Although, at this time, there can be no assurance that there will be no adverse impact on the Trust, the Manager, the Advisers, the Distributor, the Transfer Agent and the Custodian have each advised the Trust that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems will be adapted in time for that event.


                                NET ASSET VALUE


     Net asset value per share is calculated separately for each class of each Portfolio by dividing the value of all securities and other assets owned by a Fund that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding. The Trustees have fixed the specific time of day for the computation of each Fund's net asset value to be as of 4:15 p.m., New York time.


     Portfolio securities are valued based on market quotations or, if such quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. See "Net Asset Value" in the Statement of Additional Information.


     The Trust will compute its net asset value once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Trust or days on which changes in the value of portfolio securities do not materially affect the net asset value of a Fund.


                               SHAREHOLDER GUIDE


HOW TO BUY SHARES OF THE FUNDS



SUBSCRIPTION PERIOD



     The following procedures only apply to investors who wish to purchase shares of a Fund directly from the Trust, through its transfer agent, Prudential Mutual Fund Services LLC ("PMFS" or the "Transfer Agent").



     The Distributor will solicit subscriptions for Class A, Class B, Class C and Class Z shares of the Funds during a subscription period (the "Subscription Period"). The Subscription Period will commence on or about October 8, 1998 and is expected to end on or about November 13, 1998 (but no later than December 1, 1998). To subscribe for shares of a Fund during the Subscription Period, an investor must complete a New Account Application specifying the Fund and share class selected by the investor and authorizing the Transfer Agent to place the investment initially and for the duration of the Subscription Period in shares of Prudential MoneyMart Assets, Inc. (the "Money Market Fund Shares") and to subsequently exchange the Money Market Fund Shares for shares of the Fund. At the end of the Subscription Period (the "Exchange Date"), all amounts invested in the Money Market Fund Shares and designated for the purchase of Fund shares will be exchanged for shares of the Fund designated by the investor on the New Account Application. With respect to investors who did not previously own shares of Prudential MoneyMart Assets, Inc., any dividends accrued on the Money Market Fund Shares will also be exchanged for Fund shares selected by the investor. Settlement on this exchange transaction will occur within three business days after the Exchange Date. An initial sales charge will generally be imposed on each transaction in Class A and Class C shares, unless a waiver applies. See "Alternative Purchase Plan" below.



     Investors who wish to subscribe for Fund shares through a selected dealer during the Subscription Period must do so in accordance with the requirements of their accounts with such dealers.



     The minimum initial investment during the Subscription Period is $1,000 for Class A and Class B shares and $2,500 for Class C shares. There are no minimum investment requirements for certain retirement and employee savings plans or custodial accounts for the benefit of minors.



     Subscribers for shares will not have any of the rights of a shareholder of a Fund until the shares subscribed for have been issued to the subscriber and such issuance is reflected in the books of the Trust. The Trust reserves the right to withdraw, modify or terminate the initial offering without notice and to refuse any order in whole or in part. Shareholders who purchase their shares during the Subscription Period will not receive share certificates.

CONTINUOUS OFFERING OF SHARES



     The Trust anticipates that a continuous offering of its shares will commence on or about December 1, 1998. Shareholders who subscribe for shares during the Subscription Period may redeem shares prior to December 1, 1998, but cannot purchase additional shares until the continuous offering begins.



     YOU MAY PURCHASE SHARES OF THE FUNDS THROUGH THE DISTRIBUTOR, THROUGH DEALERS, INCLUDING PRUDENTIAL SECURITIES OR PRUCO SECURITIES CORPORATION ("PRUSEC"), OR DIRECTLY FROM THE TRUST THROUGH THE TRANSFER AGENT, ATTENTION:
INVESTMENT SERVICES, P.O. BOX 15020, NEW BRUNSWICK, NEW JERSEY 08906-5020. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about Class Z shares. The purchase price is the NAV next determined following receipt of an order in proper form (in accordance with procedures established by the Transfer Agent in connection with investors' accounts) by the Distributor, your Dealer or the Transfer Agent, plus a sales charge which, at your option, may be imposed either at the time of purchase, on a deferred basis, or both. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent-deferred sales charge. Class C shares are sold with a low front-end sales charge, but are also subject to a contingent-deferred sales charge. Class Z shares are offered to a limited group of investors at net asset value without any sales charge. Payment may be made by wire, check or through your brokerage account. See "Alternative Purchase Plan" and "Net Asset Value."



     The minimum initial investment is $1,000 for Class A and Class B shares and $2,500 for Class C shares, except that the minimum initial investment for Class C shares may be waived from time to time. The minimum subsequent investment is $100 for Class A, Class B and Class C shares. There are no minimum investment requirements for Class Z shares. All minimum investment requirements are waived for certain employee savings plans or custodial accounts for the benefit of minors. For purchases through the Automatic Investment Plan, the minimum initial and subsequent investment is $50. See "Shareholder Services" below.


     Application forms can be obtained from the Transfer Agent or the Distributor. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. Shareholders who hold their shares through Prudential Securities will not receive stock certificates.


     The Trust reserves the right to reject any purchase order (including an exchange into a Fund) or to suspend or modify the continuous offering of its shares. See "How to Sell Your Shares" below.


     Your Dealer is responsible for forwarding payment promptly to the Trust. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the third business day following the placement of the order.


     Dealers may charge their customers a separate fee for processing purchases and redemptions. In addition, transactions in shares of the Funds may be subject to postage and handling charges imposed by your Dealer. Any such charges are retained by the Dealer and are not remitted to the Funds.



     Purchase by Wire. For an initial purchase of shares of a Fund by wire, you must complete an application and telephone PMFS to receive an account number at
(800) 225-1852 (toll-free). The
following information will be requested: your name, address, tax identification number, the Fund and class of shares you are selecting, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, Custody and Shareholder Services Division, Attention: Prudential Diversified Funds, specifying on the wire the account number assigned by PMFS and your name and the Fund in which you want to invest and identifying the class in which you are eligible to invest (Class A, Class B, Class C or Class Z shares).



     If you arrange for receipt by State Street of federal funds prior to the calculation of NAV (4:15 P.M., New York time) on a business day, you may purchase shares of a Fund as of that day. See "Net Asset Value" in the Statement of Additional Information.



     In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies the relevant Fund, share class and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders utilizing federal funds. The minimum amount which may be invested by wire is $1,000.


ALTERNATIVE PURCHASE PLAN


     THE TRUST OFFERS FOUR CLASSES OF SHARES IN EACH FUND (CLASS A, CLASS B, CLASS C AND CLASS Z SHARES) WHICH ALLOWS YOU TO CHOOSE THE MOST BENEFICIAL SALES CHARGE STRUCTURE FOR YOUR INDIVIDUAL CIRCUMSTANCES GIVEN THE AMOUNT OF THE PURCHASE, THE LENGTH OF TIME YOU EXPECT TO HOLD THE SHARES AND OTHER RELEVANT CIRCUMSTANCES ("ALTERNATIVE PURCHASE PLAN").


                                         ANNUAL 12B-1 FEES (AS A
                                           % OF AVERAGE DAILY
                   SALES CHARGE                NET ASSETS)             OTHER INFORMATION
                   ------------          -----------------------       -----------------
CLASS       Maximum initial sales         .30 of 1% (currently     Initial sales charge
  A......   charge of 5% of the public   being charged at a rate   waived or reduced for
            offering price                    of .25 of 1%)        certain purchases
CLASS       Maximum CDSC of 5% of the              1%              Shares convert to Class A
  B......   lesser of the amount                                   shares approximately seven
            invested or the redemption                             years after purchase
            proceeds; declines to zero
            after six years
CLASS       Initial sales charge of 1%             1%              Shares do not convert to
  C......   of the public offering                                 another class
            price and maximum CDSC of
            1% of the lesser of the
            amount invested or the
            redemption proceeds on
            redemptions made within 18
            months of purchase
CLASS       None                                  None             Sold to a limited group of
  Z......                                                          investors


     The four classes of shares in each Fund represent interests in the same portfolio of investments of the Trust and have the same rights, except that (i) each class (with the exception of Class Z shares, which are not subject to any distribution and/or service fees) bears the separate expenses of its Rule 12b-1 distribution and service plan, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (iii) each class has a different exchange privilege; (iv) only Class B shares have a conversion feature; and (v) Class Z shares are offered exclusively for sale to a limited group of investors. See "How to Exchange Your Shares" below. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee (if any) of each class. Class B and Class C shares of each Fund bear the expenses of a higher distribution fee which will generally cause them to have higher expense ratios and to pay lower dividends than the Class A and Class Z shares of the Fund.



     Financial advisers and other sales agents who sell shares of the Trust will receive different compensation for selling Class A, Class B, Class C and Class Z shares of the Funds and will generally receive more compensation initially for selling Class A and Class B shares than for selling Class C or Class Z shares.


     IN SELECTING A PURCHASE ALTERNATIVE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, (1) the length of time you expect to hold your investment, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and distribution-related fees, as noted above, (3) whether you qualify for any reduction or waiver of any applicable sales charge, (4) the various exchange privileges among the different classes of shares (see "How to Exchange Your Shares" below) and (5) the fact that Class B shares automatically convert to Class A shares approximately seven years after purchase (see "Conversion Feature -- Class B Shares" below).


     The following information is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to the Funds.



     If you intend to hold your investment in a Fund for less than 4 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to an initial sales charge of 5% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6-year period, you should consider purchasing Class C shares over either Class A or Class B shares.



     If you intend to hold your investment for longer than 4 years, but less than 5 years, and do not qualify for a reduced sales charge on Class A shares, you should consider purchasing Class B or Class C shares over Class A shares. This is because the initial sales charge plus the cumulative annual distribution-related fee on Class A shares would exceed those of the Class B and Class C shares if you redeem your investment during this time period. In addition, more of your money would be invested initially in the case of Class C shares, because of the relatively low initial sales charge, and all of your money would be invested initially in the case of Class B shares, which are sold at NAV.


     If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

     If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 5 years for the higher cumulative annual distribution-related fee on those shares plus, in the case of Class C shares, the 1% initial sales charge to exceed the initial sales charge plus cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.


     ALL PURCHASES OF $1 MILLION OR MORE, EITHER AS PART OF A SINGLE INVESTMENT OR UNDER RIGHTS OF ACCUMULATION OR LETTERS OF INTENT, MUST BE FOR CLASS A SHARES UNLESS THE PURCHASER IS ELIGIBLE TO PURCHASE CLASS Z SHARES. See "Reduction and Waiver of Initial Sales Charges" and "Class Z Shares" below.

CLASS A SHARES

     The offering price of Class A shares for investors choosing the initial sales charge alternative is the next determined NAV plus a sales charge (expressed as a percentage of the offering price and of the amount invested) as shown in the following table:

                             SALES CHARGE AS   SALES CHARGE AS   DEALER CONCESSION AS
                              PERCENTAGE OF     PERCENTAGE OF       PERCENTAGE OF
AMOUNT OF PURCHASE           OFFERING PRICE    AMOUNT INVESTED      OFFERING PRICE
------------------           ---------------   ---------------   --------------------
Less than $25,000..........      5.00%             5.26%                4.75%
$25,000 to $49,999.........      4.50%             4.71%                4.25%
$50,000 to $99,999.........      4.00%             4.17%                3.75%
$100,000 to $249,999.......      3.25%             3.36%                3.00%
$250,000 to $499,999.......      2.50%             2.56%                2.40%
$500,000 to $999,999.......      2.00%             2.04%                1.90%
$1,000,000 and above.......       None              None                 None

     The Distributor may reallow the entire sales charge to Dealers. Dealers may be deemed to be underwriters, as that term is defined under the federal securities laws. The Distributor reserves the right, without prior notice to any Dealer, to suspend or eliminate Dealer concessions or commissions.


     In connection with the sale of the Class A shares at NAV (without payment of an initial sales charge), the Manager, the Distributor or one of their affiliates may pay Dealers, financial advisers and other persons who distribute shares a finders' fee from its own resources based on a percentage of the NAV of shares sold by such persons.



     REDUCTION AND WAIVER OF INITIAL SALES CHARGES. Reduced sales charges are available through Rights of Accumulation and Letters of Intent. Shares of the Funds and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) may be aggregated to determine the applicable reduction. See "Purchase and Redemption of Fund Shares -- Reduction and Waiver of Initial Sales Charges -- Class A Shares" in the Statement of Additional Information.

     Benefit Plans. Class A shares may be purchased at NAV, without payment of an initial sales charge, by pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code and deferred compensation and annuity plans under Sections 457 or 403(b)(7) of the Internal Revenue Code (collectively, "Benefit Plans"), provided that the Benefit Plan has existing assets of at least $1 million invested in shares of Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) or 250 eligible employees or participants. In the case of Benefit Plans whose accounts are held directly with the Transfer Agent or Prudential Securities and for which the Transfer Agent or Prudential Securities does individual account recordkeeping ("Direct Account Benefit Plans") and Benefit Plans sponsored by Prudential Securities or its subsidiaries ("PSI or Subsidiary Prototype Benefit Plans"), Class A shares may be purchased at NAV by participants who are repaying loans made from such plans to the participant.


     Prudential Retirement Programs. Class A shares may be purchased at NAV by certain retirement and deferred compensation plans, qualified or non-qualified under the Internal Revenue Code, for which Prudential serves as the plan administrator or recordkeeper, provided that (i) the plan has at least $1 million in existing assets or 250 eligible employees and (ii) the Funds are an available investment option. These plans include pension, profit-sharing, stock-bonus or other employee benefit plans under Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code and plans that participate in the PruArray and SmartPath Programs (benefit plan recordkeeping services) (hereafter referred to as a "PruArray" or "SmartPath Plan"). All plans of a company for which Prudential serves as plan administrator or recordkeeper are aggregated in meeting the $1 million threshold. The term "existing assets" as used herein includes stock issued by a plan sponsor, shares of Prudential Mutual Funds and shares of certain unaffiliated mutual funds that participate in the PruArray or SmartPath Programs ("Participating Funds"). "Existing assets" also include monies invested in The Guaranteed Interest Account ("GIA"), a group annuity insurance product issued by Prudential, and units of The Stable Value Fund ("SVF"), an unaffiliated bank collective fund. Class A shares may also be purchased at NAV by plans that have monies invested in GIA and SVF, provided (i) the purchase is made with the proceeds of a redemption from either GIA or SVF and (ii) Class A shares are an investment option of the plan.


     Pruarray Association Benefit Plans. Class A shares are also offered at NAV to Benefit Plans or non-qualified plans sponsored by employers which are members of a common trade, professional or membership association ("Association") that participate in the PruArray Program provided that the Association enters into a written agreement with Prudential. Such Benefit Plans or non-qualified plans may purchase Class A shares at NAV without regard to the assets or number of participants in the individual employer's qualified Plan(s) or non-qualified plans so long as the employers in the Association (i) have retirement plan assets in the aggregate of at least $1 million or 250 participants in the aggregate and (ii) maintain their accounts with the Trust's Transfer Agent.

     Pruarray Savings Program. Class A shares are also offered at NAV to employees of companies that enter into a written agreement with Prudential Retirement Services to participate in the PruArray Savings Program. Under this Program, a limited number of Prudential Mutual Funds are available for purchase at NAV by Individual Retirement Accounts ("IRAs") and Savings Accumulation Plans of the company's employees. The Program is available only to (i) employees who open an IRA or

Savings Accumulation Plan account with the Transfer Agent and (ii) spouses of employees who open an IRA account with the Transfer Agent. The Program is offered to companies that have at least 250 eligible employees.

     Special Rules Applicable to Retirement Plans. After a Benefit Plan or PruArray or SmartPath Plan qualifies to purchase Class A shares at NAV, all subsequent purchases will be made at NAV.

     Other Waivers. In addition, Class A shares may be purchased at NAV, through the Distributor or the Transfer Agent, by the following persons: (a) officers of the Prudential Mutual Funds (including the Trust), (b) employees of the Distributor, Prudential Securities, PIFM and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent, (c) employees of subadvisers of the Prudential Mutual Funds provided that purchases at NAV are permitted by such person's employer, (d) Prudential, employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (e) registered representatives and employees of Dealers who have entered into a selected dealer agreement with the Distributor, provided that purchases at NAV are permitted by such person's employer, (f) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of benefit plans, (ii) the purchase is made with proceeds of a redemption of shares of any open-end, non-money market fund sponsored by the financial adviser's previous employer (other than a fund which imposes a distribution or service fee of .25 of 1% or less) and (iii) the financial adviser served as the client's broker on the previous purchases and (g) investors in IRAs, provided the purchase is made with the proceeds of a tax-free, rollover of assets from a Benefit Plan for which Prudential Investments serves as the recordkeeper or administrator.

     For an investor to obtain any reduction or waiver of the initial sales charges, at the time of the sale either the Transfer Agent must be notified directly by the investor or the Distributor must be notified by the Dealer facilitating the transaction that the sale qualifies for the reduced or waived sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares purchased upon the reinvestment of dividends and distributions. See "Purchase and Redemption of Trust Shares -- Reduction and Waiver of Initial Sales
Charges -- Class A Shares" in the Statement of Additional Information.

  Class B and Class C Shares

     The offering price of Class B shares is the NAV next determined following receipt of an order by the Transfer Agent, your Dealer or the Distributor. The offering price of Class C shares is the NAV next determined following receipt of an order by the Transfer Agent, your Dealer or the Distributor plus a sales charge equal to 1% of the public offering price. Redemption of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares -- Contingent Deferred Sales Charges."

     The Distributor will pay, from its own resources, sales commissions of up to 4% of the purchase price of Class B shares to Dealers, financial advisers and other persons who sell Class B shares at the time of sale from its own resources. This facilitates the ability of the Trust to sell the Class B shares of the Portfolios without an initial sales charge being deducted at the time of purchase. The Distributor anticipates that it will recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee. See "How the Trust is Managed -- Distributor." In connection with the sale of Class C shares, the Distributor will pay, from its own resources, Dealers, financial advisers and other persons which distribute Class C shares a sales commission of up to 2% of the purchase price at the time of the sale.


  Class Z Shares


     Class Z shares of each Fund are currently available for purchase by: (i) pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, deferred compensation plans and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code, and non-qualified plans for which the Fund is an available option (collectively, "Benefit Plans"), provided that such Benefit Plans (in combination with other plans sponsored by the same employer or group of related employers) have at least $50 million in defined contribution assets; (ii) participants in any fee-based program or trust program sponsored by an affiliate of the Distributor which includes mutual funds as investment options and for which the Fund is an available option; (iii) certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by an affiliate of the Distributor for whom Class Z shares of the Prudential Mutual Funds are an available investment option; (iv) Benefit Plans for which an affiliate of the Distributor serves as recordkeeper and as of September 20, 1996, (a) were Class Z shareholders of the Prudential Mutual Funds, or (b) executed a letter of intent to purchase Class Z shares of the Prudential Mutual Funds; (v) current and former Directors/Trustees of the Prudential Mutual Funds (including the Trust); (vi) employees of Prudential or Prudential Securities who participate in an employer-sponsored employee savings plan and (vii) Prudential with an investment of $10 million or more. After a Benefit Plan qualifies to purchase Class Z shares, all subsequent purchases will be for Class Z shares.


     In connection with the sale of Class Z shares, the Manager, Distributor or one of their affiliates may pay Dealers, financial advisers and other persons who distribute shares a finders' fee, from its own resources, based on a percentage of the net asset value of shares sold by such persons.

HOW TO SELL YOUR SHARES


     YOU CAN REDEEM SHARES OF THE FUNDS AT ANY TIME FOR CASH AT THE NAV PER SHARE NEXT DETERMINED AFTER THE REDEMPTION REQUEST IS RECEIVED IN PROPER FORM (IN ACCORDANCE WITH PROCEDURES ESTABLISHED BY THE TRANSFER AGENT IN CONNECTION WITH INVESTORS' ACCOUNTS) BY THE TRANSFER AGENT, THE DISTRIBUTOR OR YOUR DEALER. See "Net Asset Value." In certain cases, however, redemption proceeds will be reduced by the amount of any applicable CDSC, as described below. See "Contingent Deferred Sales Charges" below. If you are redeeming your shares of a Fund through a Dealer, your Dealer must receive your sell order before the Fund computes its NAV for that day (i.e., 4:15 P.M., New York time) in order to receive that day's NAV. Your Dealer will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Funds.


     IF YOU HOLD SHARES IN NON-CERTIFICATE FORM, A WRITTEN REQUEST FOR REDEMPTION SIGNED BY YOU EXACTLY AS THE ACCOUNT IS REGISTERED IS REQUIRED. IF YOU HOLD CERTIFICATES, THE CERTIFICATES SIGNED IN

THE NAMES(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RECEIVED BY THE TRANSFER AGENT, THE DISTRIBUTOR OR YOUR DEALER IN ORDER FOR THE REDEMPTION REQUEST TO BE PROCESSED. IF REDEMPTION IS REQUESTED BY A CORPORATION, PARTNERSHIP, TRUST OR FIDUCIARY, WRITTEN EVIDENCE OF AUTHORITY ACCEPTABLE TO THE TRANSFER AGENT MUST BE SUBMITTED BEFORE SUCH REQUEST WILL BE ACCEPTED. All correspondence and documents concerning redemptions should be sent to the Trust in care of its Transfer Agent, Prudential Mutual Fund Services LLC, Attention:
Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010, the Distributor or to your Dealer.

     If the proceeds of the redemption (a) exceed $50,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records, or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. For clients of Prusec, a signature guarantee may be obtained from the agency or office manager of most Prudential Insurance and Financial Services or Prudential Preferred Financial Services offices. In the case of redemptions from a PruArray or SmartPath Plan, if the proceeds of the redemption are invested in another investment option of the plan, in the name of the record holder and at the same address as reflected in the Transfer Agent's records, a signature guarantee is not required.


     PAYMENT FOR SHARES PRESENTED FOR REDEMPTION WILL BE MADE BY CHECK WITHIN SEVEN DAYS AFTER RECEIPT BY THE TRANSFER AGENT, THE DISTRIBUTOR OR YOUR DEALER OF THE CERTIFICATE AND/OR WRITTEN REQUEST EXCEPT AS INDICATED BELOW. If you hold shares through a Dealer, payment for shares presented for redemption will be credited to your account at your Dealer unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange (the "Exchange") is closed for other than customary weekends and holidays, (b) when trading on the Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.


     PAYMENT FOR REDEMPTION OF RECENTLY PURCHASED SHARES WILL BE DELAYED UNTIL THE TRUST OR THE TRANSFER AGENT HAS BEEN ADVISED THAT THE PURCHASE CHECK HAS BEEN HONORED, WHICH MAY TAKE UP TO 10 CALENDAR DAYS FROM THE TIME OF RECEIPT OF THE PURCHASE CHECK BY THE TRANSFER AGENT. SUCH DELAY MAY BE AVOIDED BY PURCHASING SHARES BY WIRE OR BY CASHIER'S CHECK.


     REDEMPTION IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as a regular redemption. See "Net Asset Value." If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Trust has, however, elected to be governed by Rule 18f-1 under the Investment Company Act, under which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.



     INVOLUNTARY REDEMPTION. In order to reduce expenses of the Funds, the Board of Trustees may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose investment in a Fund has a net asset value of less than $500 due to a redemption. The Trust will give any such shareholder 60 days' prior written notice in which to purchase sufficient additional shares of the Fund to avoid such redemption. No CDSC will be imposed on any such involuntary redemption.



     90-DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of the Funds at the NAV next determined after the order is received, which must be within 90 days after the date of redemption. Any CDSC paid in connection with such redemption will be credited (in shares) to your account. (If less than a full repurchase is made, the credit will be on a pro rata basis.) You must notify the Transfer Agent, either directly or through the Distributor or your Dealer, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charges" below. Exercise of the repurchase privilege will generally not affect the federal tax treatment of any gain realized upon redemption. However, if the redemption was made within a 30 day period of the repurchase and if the redemption resulted in a loss, some or all of the loss depending on the amount reinvested, may not be allowed for federal income tax purposes. For more information on the rule which disallows a loss on the sale or exchange of shares of the Funds which are replaced, see "Taxes, Dividends and Distributions" in the Statement of Additional Information.


  Contingent Deferred Sales Charges

     Redemptions of Class B shares will be subject to a contingent deferred sales charge ("CDSC") declining to zero from 5% over a six-year period. Class C shares redeemed within 18 months of purchase will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you which reduces the current value of your Class B or Class C shares of a Portfolio to an amount which is lower than the amount of all payments by you for shares of that Portfolio during the preceding six years, in the case of Class B shares, and 18 months, in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares and shares purchased through reinvestment of dividends or distributions are not subject to CDSC. The amount of any contingent deferred sales charge will be paid to and retained by the Distributor. See "How the Trust is Managed -- Distributor" and "Waiver of Contingent Deferred Sales Charges" below.

     The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of your shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. See "How to Exchange Your Shares" below.

     The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:

                                            CONTINGENT DEFERRED SALES CHARGE
         YEAR SINCE PURCHASE               AS A PERCENTAGE OF DOLLARS INVESTED
            PAYMENT MADE               OR REDEMPTION PROCEEDS (WHICHEVER IS LOWER)
         -------------------           -------------------------------------------
First................................                     5.0%
Second...............................                     4.0%
Third................................                     3.0%
Fourth...............................                     2.0%
Fifth................................                     1.0%
Sixth................................                     1.0%
Seventh..............................                     None


     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results generally in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Fund shares made during the preceding six years; then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.



     For example, assume you purchased 100 Class B shares of a Fund at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase, you decided to redeem $500 of your investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.


     For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

     WAIVER OF CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy (with rights of survivorship), or a trust, at the time of death or initial determination or disability, provided that the shares were purchased prior to death or disability.

     The CDSC will also be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code from a tax-deferred retirement plan, an IRA or Section 403(b) custodial account. These distributions are: (i) in the case of a tax-deferred retirement plan, a lump-sum or other distribution after retirement; (ii) in the case of an IRA (including a Roth IRA), a lump-sum or other distribution after attaining age 59 1/2 or a periodic distribution based on life expectancy; (iii) in the case of a Section 403(b) custodial account, a lump sum or other distribution after attaining age 59 1/2 and (iv) a tax-free return of an excess contribution or plan distributions following the death or disability of the shareholder, provided that the shares were purchased prior to death or disability. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from service, i.e., following voluntary or involuntary termination of employment or following retirement. Under no circumstances will the CDSC be waived on redemptions resulting from the termination of a tax-deferred retirement plan unless such redemptions otherwise qualify as a waiver as described above. In the case of Direct Account and Prudential Securities or Subsidiary Prototype Benefit Plans, the CDSC will be waived on redemptions which represent borrowings from such plans. Shares purchased with amounts used to repay a loan from such plans on which a CDSC was not previously deducted will thereafter be subject to a CDSC without regard to the time such amounts were previously invested. In the case of a 401(k) plan, the CDSC will also be waived upon the redemption of shares purchased with amounts used to repay loans made from the account to the participant and from which a CDSC was previously deducted.

     Systematic Withdrawal Plan. The CDSC will be waived (or reduced) on certain redemptions from a Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge. The Transfer Agent will calculate the total amount available for this waiver annually on the anniversary date of your purchase. The CDSC will be waived (or reduced) on redemptions until this threshold 12% amount is reached.

     You must notify the Transfer Agent either directly or through your Dealer, at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. See "Purchase and Redemption of Trust Shares -- Waiver of the Contingent Deferred Sales Charge -- Class B Shares" in the Statement of Additional Information.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES -- CLASS C SHARES

     PruArray or Smartpath Plans. The CDSC will be waived on redemptions from qualified and non-qualified retirement and deferred compensation plans that participate in the PruArray and SmartPath Programs.

CONVERSION FEATURE -- CLASS B SHARES


     Class B shares of a Fund will automatically convert to Class A shares of the same Fund on a quarterly basis approximately seven years after purchase. Conversions will be effected at relative net asset value without the imposition of any additional sales charge.



     Since the Trust tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the "Eligible Shares") will be determined on each conversion date in accordance with the following formula:
(i) the ratio of (a) the amounts paid for Class B shares of a Fund purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares of the same

Fund purchased and then held in your account (ii) multiplied by the total number of Class B shares of that Fund purchased and then held in your account. Each time any Eligible Shares of a Fund in your account convert to Class A shares, all shares or amounts representing Class B shares of the same Fund then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.



     For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different net asset values per share, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 100 shares of a Fund were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares of the same Fund was subsequently made at $11 per share (for a total of $1,100),
95.24 shares of that Fund would convert approximately seven years from the initial purchase (i.e., $1,000 divided by $2,100 or 47.62% multiplied by 200 shares or 95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.



     Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share NAV of the Class A shares may be higher than that of the Class B shares of the same Fund at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted. See "Net Asset Value."


     For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year will not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.


     The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (i) that the dividends and other distributions paid on Class A, Class B, Class C and Class Z shares of a Fund will not constitute "preferential dividends" under the Internal Revenue Code and (ii) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of the Funds will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.


HOW TO EXCHANGE YOUR SHARES


     AS A SHAREHOLDER OF THE TRUST YOU HAVE AN EXCHANGE PRIVILEGE WITH CERTAIN OTHER PRUDENTIAL MUTUAL FUNDS, INCLUDING ONE OR MORE SPECIFIED MONEY MARKET FUNDS, SUBJECT TO THE MINIMUM INVESTMENT REQUIREMENTS OF SUCH FUNDS. CLASS A, CLASS B, CLASS C AND CLASS Z SHARES OF A FUND

MAY BE EXCHANGED FOR CLASS A, CLASS B, CLASS C AND CLASS Z SHARES, RESPECTIVELY, OF ANOTHER FUND ON THE BASIS OF THE RELATIVE NAV. No sales charge will be imposed at the time of exchange. Any applicable CDSC payable upon the redemption of shares exchanged will be that imposed by the fund in which shares are initially purchased and will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. For purposes of calculating the holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded. See "Conversion Feature -- Class B Shares." An exchange will be treated as a redemption and purchase for tax purposes. See "Shareholder Investment Account -- Exchange Privilege" in the Statement of Additional Information.


     IN ORDER TO EXCHANGE SHARES BY TELEPHONE, YOU MUST AUTHORIZE TELEPHONE EXCHANGES ON YOUR INITIAL APPLICATION FORM OR BY WRITTEN NOTICE TO THE TRANSFER AGENT AND HOLD SHARES IN NON-CERTIFICATE FORM. Thereafter, you may call the Trust at (800) 225-1852 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. NEITHER THE TRUST NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES. (The Trust or its agents could be subject to liability if they fail to employ reasonable procedures.) All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order.


     IF YOU HOLD SHARES THROUGH PRUDENTIAL SECURITIES, YOU MUST EXCHANGE YOUR SHARES BY CONTACTING YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISER.

     IF YOU HOLD CERTIFICATES, THE CERTIFICATES, SIGNED IN THE NAME(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RETURNED IN ORDER FOR THE SHARES TO BE EXCHANGED. SEE "HOW TO SELL YOUR SHARES" ABOVE.

     You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

     IN PERIODS OF SEVERE MARKET OR ECONOMIC CONDITIONS THE TELEPHONE EXCHANGE OF SHARES MAY BE DIFFICULT TO IMPLEMENT AND YOU SHOULD MAKE EXCHANGES BY MAIL BY WRITING TO PRUDENTIAL MUTUAL FUND SERVICES LLC, AT THE ADDRESS NOTED ABOVE.


     SPECIAL EXCHANGE PRIVILEGES. A special exchange privilege is available for shareholders who qualify to purchase Class A shares at NAV (see "Alternative Purchase Plan -- Class A Shares -- Reduction and Waiver of Initial Sales Charges" above) and for shareholders who qualify to purchase Class Z shares (see "Alternative Purchase Plan -- Class Z Shares" above). Under this exchange privilege, amounts representing any Class B and Class C shares of a Fund which are not subject to a CDSC held in such a shareholder's account will be automatically exchanged for Class A shares of that Fund for shareholders who qualify to purchase Class A shares at NAV on a quarterly basis, unless the shareholder elects otherwise. Similarly, shareholders who qualify to purchase Class Z shares of a Fund, will have their Class B and Class C shares of that Fund which are not subject to a CDSC and their Class A shares of that Fund exchanged for Class Z shares on a quarterly basis. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class B or Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class B or Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the net asset value above the total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B or Class C shares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directly or through Prudential Securities, Prusec or another Dealer that they are eligible for this special exchange privilege.


     Participants in any fee-based program for which a Fund is an available option will have their Class A shares, if any, exchanged for Class Z shares of the Fund when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) will be exchanged for Class A shares of the Portfolio at NAV.


     The exchange privilege is not a right and may be suspended, modified or terminated on 60 days' notice to shareholders.


     FREQUENT TRADING. The Funds and the other Prudential Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market timing investment strategies and excessive trading can have on efficient portfolio management, the Trust reserves the right to refuse purchase orders and exchanges by any person, group or commonly controlled accounts, if, in the Manager's sole judgment, such person, group or accounts were following a market timing strategy or were otherwise engaging in excessive trading ("Market Timers").



     To implement this authority to protect the Funds and their shareholders from excessive trading, the Trust will reject all exchanges and purchases from a Market Timer unless the Market Timer has entered into a written agreement with the Trust or its affiliates pursuant to which the Market Timer has agreed to abide by certain procedures, which include a daily dollar limit on trading. The Trust may notify the Market Timer of rejection of an exchange or purchase order subsequent to the day on which the order was placed.


SHAREHOLDER SERVICES


     In addition to the exchange privilege, as a shareholder in the Funds, you can take advantage of the following additional services and privileges:



     - AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS WITHOUT A SALES CHARGE. For your convenience, all dividends and distributions are automatically reinvested in full and fractional shares of the relevant Fund at NAV without a sales charge. You may direct the Transfer Agent in writing not less than 5 full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. If you hold shares through your Dealer, you should contact your Dealer.



     - AUTOMATIC INVESTMENT PLAN ("AIP"). Under AIP you may make regular purchases of a Portfolio's shares in amounts as little as $50 via an automatic debit to a bank account or brokerage account (including a Command Account). For additional information about this service, you may contact the Distributor, your Dealer or the Transfer Agent directly.

     - TAX-DEFERRED RETIREMENT PLANS. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-sheltered accounts" under Section 403(b)(7)of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details is available from your Dealer or the Transfer Agent. If you are considering adopting such a plan, you should consult with your own legal or tax adviser with respect to the establishment and maintenance of such a plan.

     - SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available to shareholders, which provides for monthly or quarterly checks. Withdrawals of Class B and Class C shares of a Portfolio may be subject to a CDSC. See "How to Sell Your Shares -- Contingent Deferred Sales Charges." See also "Shareholder Investment Account -- Systematic Withdrawal Plan" in the Statement of Additional Information.


     - REPORTS TO SHAREHOLDERS. The Trust will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Trust will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling (800) 225-1852 (toll-free) or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. In addition, monthly unaudited financial data are available upon request from the Trust.



     - SHAREHOLDER INQUIRIES. Inquiries should be addressed to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, or by telephone, at (800) 225-1852 (toll-free) or, from outside the U.S.A. at (732) 417-7555 (collect).


     For additional information regarding the services and privileges described above, see "Shareholder Investment Account" in the Statement of Additional Information.


     THE PRUTECTOR PROGRAM-OPTIONAL GROUP TERM LIFE INSURANCE. Prudential makes available optional group term life insurance coverage to purchasers of shares of certain Prudential Mutual Funds which are held in an eligible brokerage account. This insurance protects the value of your mutual fund investment for your beneficiaries against market downturns. The insurance benefit is based on the difference at the time of the insured's death between the "protected value" and the then current market value of the shares. This coverage is not available in all states and is subject to various restrictions and limitations. For more complete information about this program, including charges and expenses, please contact your Prudential representative.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS


     Each Fund has elected to qualify and intends to remain qualified as a regulated investment company under the Internal Revenue Code. Accordingly, each Fund will not be subject to federal income taxes on its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to its shareholders.



     Any dividends out of net investment income, together with distributions of net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) distributed to shareholders will be taxable as ordinary income to the shareholder whether or not reinvested. To the extent a Fund's income is derived from certain dividends received from domestic corporations, a portion of the dividends paid to corporate shareholders of the Fund will be eligible for the 70% dividends received deduction. Any net capital gains distributed to shareholders will be taxable as long-term capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum long-term capital gains rate for individual shareholders is currently 20%. The maximum tax rate for ordinary income is 39.6%. The maximum long-term capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.


     Both regular and capital gains dividends are taxable to shareholders in the year in which received, whether they are received in cash or additional shares. In addition, certain dividends declared by the Trust will be treated as received by shareholders on December 31 of the year the dividends are declared. This rule applies to dividends declared by the Trust in October, November or December of a calendar year, payable to shareholders of record on a date in any such month, if such dividends are paid during January of the following calendar year.


     Dividends attributable to the net investment income of each Fund will be declared and paid quarterly with respect to the Conservative Growth Fund, semi-annually with respect to the Moderate Growth Fund and annually with respect to the High Growth Fund. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually. Dividends paid by each Fund with respect to each class of shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount except that each class (other than Class Z) will bear its own distribution and/or service fee charges, generally resulting in lower dividends for Class B and Class C shares in relation to Class A and Class Z shares and lower dividends for Class A shares in relation to Class Z shares. Distribution of net capital gains, if any, will be paid in the same amount per share for each class of shares of a Portfolio. See "Net Asset Value."



     Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held more than one year and otherwise as short-term capital gain or loss. Any such loss with respect to shares that are held for six months or less, however, will be treated as a long-term capital loss to the extent of any capital gain distributions received by the shareholder. Gain or loss on shares held more than 12 months will be considered in determining a holder's adjusted net capital gain subject to a maximum tax rate of 20%. Additionally, a capital loss realized upon a sale or redemption of shares in a Fund will be deferred under the "wash sale" rules of the Internal Revenue

Code if the shareholder acquires shares in such Fund during the 61-day period beginning 30 days before and ending 30 days after the sale which gave rise to the loss.



     Net investment income or capital gains earned by the Funds from foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Funds' assets to be invested within various countries is not known. The Funds intend to operate so as to qualify for treaty-reduced rates of tax where applicable. Furthermore, if a Fund qualifies as a regulated investment company, if certain distribution requirements are satisfied, and if more than 50% of the value of the Fund's assets at the close of the taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. If the Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes an election, the Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit for foreign taxes may be claimed. As a result of the election, shareholders who are non-resident alien individuals or foreign entities may be subject to additional U.S. withholding tax on the foreign taxes deemed distributed pursuant thereto, but be unable to claim a deduction or credit for such taxes in the U.S. It is not anticipated that any Fund will satisfy the requirements for making the election to treat shareholders as having paid foreign taxes paid by the Fund.



     A Fund may, from time to time, invest in Passive Foreign Investment Companies ("PFICs"). PFICs are foreign corporations which derive a majority of their income from passive sources. For tax purposes, a Fund's investments in PFICs are subject to special tax provisions that may result in the taxation of certain gains realized and unrealized by the Fund.



     Under the Internal Revenue Code, special rules apply to the treatment of certain options and futures contracts (Section 1256 contracts). At the end of each year, such investments held by a Fund will be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these "deemed sales" and on actual dispositions may be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.



     Gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary gain or loss. These gains or losses increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If currency fluctuation losses exceed other investment company taxable income during a taxable year, distributions made by the Fund during the year would be characterized as a return of capital to shareholders, reducing the shareholder's basis in their Fund shares.



     Under the Internal Revenue Code, each Fund is required to withhold and remit to the U.S. Treasury 31% of dividend, capital gain income and redemption proceeds on the accounts of certain shareholders who fail to furnish their correct tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law, or otherwise are subject to backup withholding.


     Any dividends out of net investment income and short-term capital gains paid to a foreign shareholder will generally be subject to U.S. withholding tax of 30% (or lower treaty rate if applicable).


     As a result of the allocation and any rebalancing of assets among the Advisers of each of the Funds, there may be tax ramifications relating to the sale of assets in the form of increased short-term or long-term capital gains. As described above, net short-term gains derived by a Fund are taxed as ordinary income. Additionally, Funds may also be subject to the "wash sale" rules of the Internal Revenue Code as described above.



     Dividends and distributions will be paid in additional Fund shares, at net asset value computed on the payment date and record date, respectively, or such other date as the Trustees may determine, unless the shareholder elects in writing not less than five business days prior to the record date to receive such dividends and distributions in cash. Such election should be submitted to the Trust or the investor's financial advisor. Each Fund will notify each shareholder after the close of each Fund's taxable year of both the dollar amount and the taxable status of that year's dividends and distributions.



     If you buy shares on or immediately before the record date (the date that determines who receives the dividend), you will receive a portion of the money you invested as a taxable dividend. Therefore you should consider the timing of dividends when buying shares of a Fund.



     The foregoing is a general summary of the U.S. federal income tax consequences of investing in a Fund. Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state, local or foreign taxes. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.


                              GENERAL INFORMATION

PERFORMANCE INFORMATION


     FROM TIME TO TIME THE TRUST MAY ADVERTISE A FUND'S AVERAGE ANNUAL TOTAL RETURN AND AGGREGATE TOTAL RETURN IN ADVERTISEMENTS OR SALES LITERATURE. These figures are based on historical earnings and are not intended to indicate future performance. The total return shows how much an investment in a Fund of the Trust would have increased (decreased) over a specified period of time (i.e., one, five or ten years or since inception of the Fund) assuming that all distributions and dividends paid by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. The aggregate total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return if performance had been constant over the entire period. Average annual total return smooths out variations in performance. Neither average annual total return nor aggregate total return takes into account any federal or state income taxes which may be payable upon redemption. The Trust may also include comparative performance information for its Funds in advertising or marketing the Trust's shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., other industry publications, business periodicals, and market indices. See "Performance Information" in the Statement of Additional Information. Further performance information is contained in the Trust's annual report to shareholders which is available without charge. You may request copies of such reports by calling (800) 225-1852 or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.


DESCRIPTION OF SHARES


     The Trust was organized as a Delaware business trust on July 29, 1998 under an Agreement and Declaration of Trust. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest (par value $.001 per share) of one or more separate series and classes representing interests in different investment portfolios and share classes thereof.



     The shareholders of the Funds are each entitled to a full vote for each full share of beneficial interest held and fractional votes for fractional shares. Shares of each Fund are entitled to vote as a class only to the extent required by the provisions of the Investment Company Act or as otherwise permitted by the Trustees in their sole discretion. Pursuant to the Investment Company Act, shareholders of each Fund have to approve changes in certain investment policies of a Fund.



     It is the intention of the Trust not to hold Annual Meetings of Shareholders. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% of the Trust's outstanding shares for the purpose of voting on the removal of one or more Trustees. The Trust may from time to time, in its discretion and pursuant to applicable regulations, add additional Funds to the Trust or, with the approval of the Shareholders of an existing Fund, if necessary, terminate one or more of the Funds.


CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian for the Trust's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Trust. Its mailing address is P.O. Box 9131, Boston, Massachusetts 02105.

     Prudential Mutual Fund Services LLC ("PMFS"), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and Dividend Disbursing Agent and in those capacities maintains certain books and records for the Trust. PMFS is a wholly-owned subsidiary of PIFM. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005.

ADDITIONAL INFORMATION

     This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the office of the Commission in Washington, D.C.


OTHER INFORMATION ON PERFORMANCE



     Each of the Advisers also serves as the investment adviser of other funds. In each case, the performance information shown below depicts the only other fund(s) with investment objectives, policies and strategies that are substantially similar to those of the respective Fund and managed by the same portfolio manager. The portfolio manager of the accounts constituting the Dreyfus Small Capitalization Equity Composite ("Dreyfus Composite") served as such since inception of each account. In addition, the respective portfolio managers of Lazard International Equity Fund, Target International Equity Portfolio and Target Intermediate-Term Bond Fund have served as such since the inception of each fund. Each of the portfolio managers of the other funds shown below has served as such since the following dates: Prudential Equity Fund, April, 1990; Prudential Jennison Growth Fund, April, 1996; Prudential High Yield Fund, March, 1998; and Franklin Small Cap Growth I Fund, March, 1993. As described in this prospectus, each Adviser will have responsibility for a portion of each Fund; in contrast, the respective Advisers have sole responsibility for the funds shown below. With the exception of the Dreyfus Composite, the performance information shown in the table below reflects the expense ratio of each fund presented, which may differ from that of the corresponding Fund.



     The accounts comprising the Dreyfus Composite include an account that was not registered under the 1940 Act and therefore was not subject to the diversification and other requirements of the 1940 Act and the Internal Revenue Code. If the account had been subject to these requirements, its performance might have been adversely affected. The performance of the Dreyfus Composite was computed using a method based on the standards developed by the Association of Investment Management & Research ("AIMR"), which differs from the performance standards required by the Securities and Exchange Commission for registered mutual funds. The performance information for the Dreyfus Composite has been adjusted to give effect to an expense ratio of 1.25%, which is expected to apply to Class Z Shares of the Moderate Growth Fund. The Morningstar categories presented are those that include funds most similar in investment objective and policies to the applicable Fund, managed similarly to the Fund segments allocated to the applicable Adviser.



     The performance Information below should not be viewed as a substitute for the Funds' own performance. The performance of the Funds will differ from the performance of the funds and Morningstar categories shown below. Past performance of the funds and Morningstar categories should not be considered a prediction of future performance of the Funds.



     The Advisers were selected based on their adherence to an investment style that was desired for their portion of the Funds, as well as their successful performance track records in the following funds:

                                                             ANNUALIZED TOTAL RETURNS AS OF 6/30/98
                                             -----------------------------------------------------------------------
                                                                                            SINCE
                 FUND NAME                        YTD        1 YEAR   3 YEARS   5 YEARS   INCEPTION   INCEPTION DATE
                 ---------                   -------------   ------   -------   -------   ---------   --------------
Adviser: The Prudential Investment
  Corporation
  Prudential Equity Fund A Shares..........      12.11       22.96     22.59     19.00      17.38        01/22/90
  Morningstar Large-Cap Value Funds
     Category Average......................      10.30       20.94     23.53     18.55
  Difference...............................       1.81        2.02     -0.94      0.45

Adviser: Jennison Associates LLC
  Prudential Jennison Growth Fund Z
     Shares................................      20.79       35.84     26.42     21.48      21.73        11/05/92
  Morningstar Large-Cap Growth Funds
     Category Average......................      20.29       30.94     25.79     20.12
  Difference...............................       0.50        4.90      0.63      1.36

Adviser: The Prudential Investment
  Corporation
  Prudential High Yield Fund
     A Shares..............................       4.10       11.16     12.33     10.08      11.66        01/22/90
  Morningstar High Yield Funds Category
     Average...............................       4.35       11.34     12.31      9.88
  Difference...............................      -0.25       -0.18      0.02      0.20

Adviser: Lazard Asset Management
  Lazard International Equity Portfolio
     Institutional Shares..................      18.68       18.11     18.70     16.10      12.39        10/01/91
  Morningstar Foreign Stock Funds Category
     Average                                     15.77        8.35     12.48     12.08
  Difference...............................       2.91        9.76      6.22      4.02

Adviser: Lazard Asset Management
  Target International Equity Portfolio....      18.65       17.00     18.25     16.57      16.52        01/05/93
  Morningstar Foreign Stock Funds Category
     Average...............................      15.77        8.35     12.48     12.08
  Difference...............................       2.88        8.65      5.77      4.49

Adviser: Pacific Investment Management
  Company
  Target Intermediate-Term Bond
     Portfolio.............................       3.12        8.91      7.80      6.81       7.30        01/05/93
  Morningstar Intermediate Bond Funds
     Category Average......................       3.66        9.57      7.24      6.22
  Difference...............................      -0.54       -0.66      0.56      0.59

Adviser: Franklin Advisers, Inc.
  Franklin Small-Cap Growth I..............       6.06       13.85     20.53     23.84      20.43        02/14/92
  Morningstar Small Cap Growth                    7.33       15.75     17.55     15.70
     Funds Category Average................      -1.27       -1.90      2.98      8.14

                                                             ANNUALIZED TOTAL RETURNS AS OF 6/30/98
                                             -----------------------------------------------------------------------
                                                                                            SINCE
                 FUND NAME                        YTD        1 YEAR   3 YEARS   5 YEARS   INCEPTION   INCEPTION DATE
                 ---------                   -------------   ------   -------   -------   ---------   --------------
Adviser: The Dreyfus Corporation
  Small Cap Russell 200 Value Equity
     Composite.............................       6.35       31.85        NA        NA      32.65        12/31/96
  Morningstar Small Cap Value Funds
     Category Average......................       4.70       17.45     20.96     16.89      13.31
  Difference...............................       2.90       15,65        NA        NA


---------------

Sources: Mutual fund performance and expenses from Lipper Analytical Services; Dreyfus separate account performance from Dreyfus; Morningstar averages from Morningstar Inc.



     According to Lipper Analytical Services, the expense ratio for each of the funds listed above as of September 16, 1998 was as follows:



                                      EXPENSE
               FUND                    RATIO
               ----                   -------
Prudential Equity Fund A Shares....      0.88
Prudential Jennison Growth Fund Z
  Shares...........................      0.84
Prudential High Yield Fund A
  Shares...........................      0.69
Lazard International Equity
  Portfolio Institutional Shares...      0.89



                                      EXPENSE
               FUND                    RATIO
               ----                   -------
Target International Equity
  Portfolio........................      0.93
Target Intermediate-Term Bond Port-
  folio............................      0.71
Franklin Small-Cap Growth I Fund...      0.89

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.
                            ------------------------

                               TABLE OF CONTENTS


                                              PAGE
                                              -----
Fund Highlights.............................      2
Trust Expenses..............................      5
Description of the Funds....................     11
  Investment Objectives and Policies........     11
  Other Investments and Policies............     22
  Investment Restrictions...................     37
Management of the Trust.....................     37
  Manager...................................     38
  Advisers..................................     39
  Distributor...............................     42
  Portfolio Transactions....................     44
  Year 2000.................................     44
Net Asset Value.............................     44
Shareholder Guide...........................     45
  How to Buy Shares of the Funds............     45
  Alternative Purchase Plan.................     47
  Conversion Feature -- Class B Shares......     56
How to Exchange Your Shares.................     57
Shareholder Services........................     59
Taxes, Dividends and Distributions..........     61
General Information.........................     63
  Performance Information...................     63
  Description of Shares.....................     64
  Custodian and Transfer and Dividend
    Disbursing Agent........................     64
  Additional Information....................     65
  Other Information on Performance..........     65


                            ------------------------

[Add PMF #]


                   CUSIP NOS.:
Conservative Growth Fund                       --
Moderate Growth Fund                           --
High Growth Fund                               --


                                     [LOGO]


                                                  PRUDENTIAL DIVERSIFIED FUNDSSM


                                                                      PROSPECTUS
                                                                 OCTOBER 1, 1998

                        PRUDENTIAL DIVERSIFIED FUNDS(SM)


                      Statement of Additional Information
                                October 1, 1998


     Prudential Diversified Funds(SM) (the "Trust") is an open-end, management investment company currently composed of three separate investment portfolios (the "Funds") professionally managed by Prudential Investments Fund Management LLC ("PIFM" or the "Manager"). Each Fund benefits from discretionary advisory services provided by several highly regarded sub-advisers (each, an "Adviser," collectively, the "Advisers") identified, retained, supervised and compensated by the Manager. The Trust consists of the following three Funds:



     - Prudential Diversified Conservative Growth Fund (the "Conservative Growth Fund")


     - Prudential Diversified Moderate Growth Fund (the "Moderate Growth Fund")


     - Prudential Diversified High Growth Fund (the "High Growth Fund")


     The Trust's address is Gateway Center Three, 100 Mulberry Street, Newark,
New Jersey 07102-4077, and its telephone number is (800)           .

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's Prospectus dated October 1, 1998, a copy of which may be obtained from the Trust upon request.

                               TABLE OF CONTENTS


                                                                      CROSS-REFERENCE
                                                                        TO PAGE IN
                                                              PAGE      PROSPECTUS
                                                              -----   ---------------
Investment Policies.........................................  B-2           11
Additional Investment Information...........................  B-2           21
Investment Restrictions.....................................  B-20          36
Trustees and Officers.......................................  B-21          36
Manager and Advisers........................................  B-23          36
Distributor.................................................  B-25          41
Portfolio Transactions and Brokerage........................  B-26          42
Purchase and Redemption of Shares...........................  B-28          43
Shareholder Investment Account..............................  B-31          43
Net Asset Value.............................................  B-36          43
Taxes, Dividends and Distributions..........................  B-37          60
Performance Information.....................................  B-39          62
Custodian, Transfer and Dividend Disbursing Agent and
  Independent Accountants...................................  B-39          63
Report of Independent Accountants...........................  B-41
Financial Statements........................................  B-42          --
Appendix I -- Description of Security Ratings...............  I-1
Appendix II -- Historical Performance Data..................  II-1
Appendix III -- General Investment Information..............  III-1
Appendix IV -- Information Relating to Prudential...........  IV-1
-------------------------------------------------------------------------------------

                              INVESTMENT POLICIES

                       ADDITIONAL INVESTMENT INFORMATION

U.S. GOVERNMENT SECURITIES


     Each Fund may invest in U.S. Government securities.



     MORTGAGE-RELATED SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. A Fund may purchase mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including GNMA, FNMA and FHLMC Certificates. See "Mortgage-Backed Securities" below. Mortgages backing the securities which may be purchased by a Fund include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, fifteen-year mortgages, adjustable rate mortgages and balloon payment mortgages. A balloon payment mortgage backed security is an amortized mortgage security with installments of principal and interest, the last installment of which is predominantly principal. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an undivided mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. The remaining expected average life of a pool of mortgage loans underlying a mortgage backed security is a prediction of when the mortgage loans will be repaid and is based upon a variety of factors, such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgage loans has been outstanding, the interest rates payable on the mortgage loans and the current interest rate environment.



     During periods of declining interest rates, prepayment of mortgages underlying mortgage backed securities can be expected to accelerate. When mortgage obligations are prepaid, a Fund reinvests the prepaid amounts in securities, the yields which reflect interest rates prevailing at that time. Therefore, a Fund's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages are reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses. During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of the mortgage-backed securities. This maturity extension risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.



     SPECIAL CONSIDERATIONS. Fixed-income U.S. Government securities are considered among the most creditworthy of fixed income investments. The yields available from U.S. Government securities are generally lower than the yields available from corporate debt securities. The values of U.S. Government securities will change as interest rates fluctuate. To the extent U.S. Government securities are not adjustable rate securities, these changes in value in response to changes in interest rates generally will be more pronounced. During periods of falling interest rates, the values of outstanding long-term fixed-rate U.S. Government securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. Although changes in the value of U.S. Government securities will not affect investment income from those securities, they may affect the net asset value of a Fund.



     At a time when a Fund has written call options on a portion of its U.S. Government securities, its ability to profit from declining interest rates will be limited. Any appreciation in the value of the securities held in the Fund above the strike price would likely be partially or wholly offset by unrealized losses on call options written by a Fund. The termination of option positions under these conditions would generally result in the realization of capital losses, which would reduce a Fund's capital gains distribution. Accordingly, a Fund would generally seek to realize capital gains to offset realized losses by selling portfolio securities. In such circumstances, however, it is likely that the proceeds of such sales would be reinvested in lower yielding securities. See "Additional Risks -- Options Transactions and Related Risks."


MORTGAGE-BACKED SECURITIES


     As discussed in the Prospectus, the mortgage-backed securities purchased by the Funds evidence an interest in a specific pool of mortgages. Such securities are issued by GNMA, FNMA and FHLMC.



     GNMA CERTIFICATES. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The GNMA Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes;
(v) mortgage loans on multifamily residential properties under construction;
(vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four family housing units.


     FNMA CERTIFICATES. The Federal National Mortgage Association ("FNMA") is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly.

     Each FNMA Certificate will entitle the registered holder thereof to receive amounts, representing such holder's pro rata interest in scheduled principal payments and interest payments (at such FNMA Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal and interest on each FNMA Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

     Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

     FHLMC SECURITIES. The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages. The principal activity of FHLMC consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.

     FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.

     FHLMC CERTIFICATES. FHLMC guarantees to each registered holder of the FHLMC Certificate the timely payment of interest at the rate provided for by such FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC Certificate ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

     FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a FHLMC Certificate group) purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. An FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another FHLMC Certificate group.

     The market value of mortgage securities, like other securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

     ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMs") are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMs have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMs will experience increased rates of prepayment of principal. However, the major difference between ARMs and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMs can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

     The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMs generally moves in the same direction as market interest rates, the market value of ARMs tends to be more stable than that of long-term fixed rate securities.

     There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMs; those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMs issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.


     COLLATERALIZED MORTGAGE OBLIGATIONS. In reliance on a Securities and Exchange Commission (the "Commission") interpretation, a Fund's investments in certain qualifying collateralized mortgage obligations ("CMOs"), including CMOs that have elected to be treated as real estate mortgage investment conduits ("REMICs"), are not subject to the Investment Company Act's limitation on acquiring interests in other Investment companies. In order to be able to rely on the Commission's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers, that (a) invest primarily in mortgage-backed securities,
(b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the Investment Company Act and (d) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Fund selects CMOs or REMICs that do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities, may not invest more than 5% of its total assets in a single entity, and may not acquire more than 3% of the voting securities of any single such entity.


OTHER INVESTMENTS


     CUSTODIAL RECEIPTS. Each Fund may purchase obligations issued or guaranteed as to principal and interest by the U.S. Government in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"). Each Fund will not invest more than 5% of its net assets in such custodial receipts.



     LOAN PARTICIPATIONS. Each of the Conservative Growth and Moderate Growth Funds may invest up to 5% of its net assets in high quality participation interests having remaining maturities not exceeding one year in loans extended by banks to United States and foreign companies. In a typical corporate loan syndication, a number of lenders, usually banks ("co-lenders"), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.



     The participation interests acquired by a Fund may, depending on the transaction, take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. Typically, the Fund will look to the agent bank to collect principal of and interest on a participation interest, to monitor compliance with loan covenants, to enforce all credit remedies, such as foreclosures on collateral, and to notify co-lenders of any adverse changes in the borrower's financial condition or declarations of insolvency. The agent bank in such cases will be qualified to serve as a custodian for a registered investment company such as the Trust. The agent bank is compensated for these services by the borrower pursuant to the terms of the loan agreement.


     When a Fund acts as co-lender in connection with a participation interest or when the Fund acquires a participation interest the terms of which provide that the Fund will be in privity with the corporate borrower, the Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In cases where the Fund lacks such direct recourse, the Fund will look to the agent bank to enforce appropriate credit remedies against the borrower.



     The Funds believe that the principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when a Fund is in the position of participant rather than a co-lender because the Fund must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Fund and the co-lender. However, in acquiring participation interests, the Fund will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meets the Fund's high quality standard and will continue to do so as long as it holds a participation. For purposes of a Fund's requirement to maintain diversification for tax purposes, the issuer of a loan participation will be the underlying borrower. In cases where a Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Fund and the borrower will be deemed issuers of the loan participation for tax diversification purposes.



     For purposes of each Fund's fundamental investment restriction against investing 25% or more of its total assets in any one industry, a Fund will consider all relevant factors in determining who is the issuer of a loan participation including the credit quality of the underlying borrower, the amount and quality of the collateral, the terms of the loan participation agreement and other relevant agreements (including any intercreditor agreements), the degree to which the credit of such intermediary was deemed material to the decision to purchase the loan participation, the interest environment, and general economic conditions applicable to the borrower and such intermediary.



     COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


ADDITIONAL RISKS

     OPTIONS TRANSACTIONS AND RELATED RISKS


     The Funds may each purchase put and call options and sell covered put and call options which are traded on national securities exchanges and may also engage in over-the-counter options transactions with recognized United States securities dealers ("OTC Options").



     OPTIONS ON SECURITIES. The purchaser of a call option has the right, for a specified period of time, to purchase the securities subject to the option at a specified price (the exercise price or strike price). By writing a call option, the Fund becomes obligated during the term of the option, upon exercise of the option, to deliver the underlying securities or a specified amount of cash to the purchaser against receipt of the exercise price. When a Fund writes a call option, the Fund loses the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open.



     The purchaser of a put option has the right, for a specified period of time, to sell the securities subject to the option to the writer of the put at the specified exercise price. By writing a put option, the Fund becomes obligated during the term of the option, upon exercise of the option, to purchase the securities underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities for more than their current market price.


     The writer of an option retains the amount of the premium, although this amount may be offset or exceeded, in the case of a covered call option, by an increase and, in the case of a covered put option, by a decline in the market value of the underlying security during the option period.


     A Fund may wish to protect certain portfolio securities against a decline in market value at a time when put options on those particular securities are not available for purchase. The Fund may therefore purchase a put option on other carefully selected securities, the values of which the Adviser expects will have a high degree of positive correlation to the values of such portfolio securities. If the Adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the portfolio securities being hedged. If the Adviser's judgment is not correct, the value of the securities underlying the put option may decrease less than the value of the Fund's investments and therefore the put option may not provide complete protection against a decline in the value of the Fund's investments below the level sought to be protected by the put option.



     A Fund may similarly wish to hedge against appreciation in the value of debt securities that it intends to acquire at a time when call options on such securities are not available. The Fund may, therefore, purchase call options on other carefully selected debt securities the values of which the Adviser expects will have a high degree of positive correlation to the values of the debt securities that the Fund intends to acquire. In such circumstances the Fund will be subject to risks analogous to those summarized above in the event that the correlation between the value of call options so purchased and the value of the securities intended to be acquired by the Fund is not as close as anticipated and the value of the securities underlying the call options increases less than the value of the securities to be acquired by the Fund.



     A Fund may write options on securities in connection with buy-and-write transactions; that is, the Fund may purchase a security and concurrently write a call option against that security. If the call option is exercised, the Fund's maximum gain will be the premium it received for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price of the option. If the option is not exercised and the price of the underlying security declines, the amount of the decline will be offset in part, or entirely, by the premium received.



     The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. A buy-and-write transaction using an out-of-the-money call option may be used when it is expected that the premium received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call option is exercised in such a transaction, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price of the option. If the option is not exercised and the price of the underlying security declines, the amount of the decline will be offset in part, or entirely, by the premium received.


     Prior to being notified of exercise of the option, the writer of an exchange-traded option that wishes to terminate its obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. (Options of the same series are options with respect to the same underlying security, having the same expiration date and the same strike price.) The effect of the purchase is that the writer's position will be cancelled by the exchange's affiliated clearing organization. Likewise, an investor who is the holder of an exchange-traded option may liquidate a position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


     Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, gives its guarantee to every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counter-party with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. The Trustees will approve a list of dealers with which the Funds may engage in OTC options.



     When a Fund writes an OTC option, it generally will be able to close out the OTC options prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the Fund will enter into OTC options only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Fund is able to effect a closing purchase transaction in a covered OTC call option the Fund has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Fund may be unable to liquidate an OTC option.



     OTC options purchased by a Fund will be treated as illiquid securities subject to any applicable limitation on such securities. Similarly, the assets used to "cover" OTC options written by the Fund will be treated as illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a formula set forth in the option agreement. The "cover" for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.



     Each Fund may write only "covered" options. A call option written by the Fund is "covered" if the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional consideration (or for additional consideration segregated by its Custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written; where the exercise price of the call held is greater than the exercise price of the call written, the Fund will segregate cash or other liquid assets with its Custodian. A put option written by the Fund is "covered" if the Fund holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written; otherwise the Fund will segregate cash or other liquid assets with its Custodian equivalent in value to the exercise price of the option. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will segregate with its Custodian for the term of the option cash or other liquid assets having a value equal to or greater than the exercise price of the option. In the case of a straddle written by the Fund, the amount segregated will equal the amount, if any, by which the put is "in-the-money."



     OPTIONS ON GNMA CERTIFICATES. Options on GNMA Certificates are not currently traded on any exchange. However, each Fund may each purchase and write such options should they commence trading on any exchange and may purchase or write OTC Options on GNMA certificates.



     Since the remaining principal balance of GNMA Certificates declines each month as a result of mortgage payments, the Fund, as a writer of a covered GNMA call holding GNMA Certificates as "cover" to satisfy its delivery obligation in the event of assignment of an exercise notice, may find that its GNMA Certificates no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund will enter into a closing purchase transaction or will purchase additional GNMA Certificates from the same pool (if obtainable) or replacement GNMA Certificates in the cash market in order to remain covered.



     A GNMA Certificate held by a Fund to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. Should this occur, the Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace the GNMA Certificate with a GNMA Certificate which represents cover. When the Fund closes its position or replaces the GNMA Certificate, it may realize an unanticipated loss and incur transaction costs.



     RISKS OF OPTIONS TRANSACTIONS. An exchange-traded option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some exchange-traded options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its exchange-traded options in order to realize any profit and may incur transaction costs in connection therewith. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date, to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


     In the event of the bankruptcy of a broker through which the Fund engages in options transactions, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the investment adviser.


     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.


     OPTIONS ON SECURITIES INDICES. Each Fund may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.



     When a Fund writes an option on a securities index, it will be required to deposit with its custodian, and mark-to-market, eligible securities equal in value to 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.



     Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.



     RISKS OF OPTIONS ON INDICES. A Fund's purchase and sale of options on indices will be subject to risks described above under "Risks of Options Transactions." In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options.



     Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in the index.



     The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. A Fund will not purchase or sell any index option contract unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is not substantially greater than the risk in connection with options on securities in the index.



     SPECIAL RISKS OF WRITING CALLS ON INDICES. Because exercises of index options are settled in cash, a call writer such as a Fund cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, a Fund will write call options on indices only under the circumstances described below under "Limitations on Purchase and Sale of Stock Options and Options on Stock Indices, Foreign Currencies and Futures Contracts on Foreign Currencies."



     Price movements in a Fund's security holdings probably will not correlate precisely with movements in the level of the index and, therefore, the Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call which is not completely offset by movements in the price of the Fund's security holdings. It is also possible that the index may rise when the Fund's stocks do not rise. If this occurred, the Fund would experience a loss on the call which is not offset by an increase in the value of its portfolio and might also experience a loss in its portfolio. However, because the value of a diversified portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund in the opposite direction as the market would be likely to occur for only a short period or to a small degree.



     Unless a Fund has other liquid assets which are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, it may have to borrow from a bank (in amounts not exceeding 33 1/3% of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.



     When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its investment portfolio in order to make settlement in cash, and the price of such securities might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which the Fund has written is "covered" by an index call held by the Fund with the same strike price, the Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Fund exercises the call it holds or the time the Fund sells the call which, in either case, would occur no earlier than the day following the day the exercise notice was filed.



     If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


FUTURES CONTRACTS


     Each Fund may each enter into futures contracts. As a purchaser of a futures contract, a Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. As a seller of a futures contract, the Fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. A Fund may purchase futures contracts on debt securities, aggregates of debt securities, financial indices and U.S. Government securities including futures contracts or options linked to LIBOR. Eurodollar futures contracts are currently traded on the Chicago Mercantile Exchange. They enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund would use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps are linked. See the discussion of "Risks of Options Transactions."



     A Fund will purchase or sell futures contracts for the purpose of hedging its portfolio (or anticipated portfolio) securities against changes in prevailing interest rates. If the Adviser anticipates that interest rates may rise and, concomitantly, the price of the Fund's securities holdings may fall, the Fund may sell a futures contract. If declining interest rates are anticipated, the Fund may purchase a futures contract to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts. In addition, futures contracts will be bought or sold in order to close out a short or long position in a corresponding futures contract.


     Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.



     When a Fund enters into a futures contract it is initially required to deposit with its Custodian, in a segregated account in the name of the broker performing the transaction an "initial margin" of cash or other liquid securities equal to approximately 2-3% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.



     Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a brokers' client but is, rather, a good faith deposit on a futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked-to-market daily and the Fund may be required to make subsequent deposits into the segregated account, maintained at its Custodian for that purpose, or cash or U.S. Government securities, called "variation margin," in the name of the broker, which are reflective of price fluctuations in the futures contract.



     OPTIONS ON FUTURES CONTRACTS. The Funds may each purchase call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the assumption of an offsetting futures position by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.



     A Fund may only write "covered" put and call options on futures contracts. A Fund will be considered "covered" with respect to a call option it writes on a futures contract if the Fund owns the assets which are deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the "covered" option and having an expiration date not earlier than the expiration date of the "covered" option, or if it segregates with its Custodian for the term of the option cash or other liquid assets equal to the fluctuating value of the optioned future. The Fund will be considered "covered" with respect to a put option it writes on a futures contract if it owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the "covered" option, or if it segregates with its Custodian for the term of the option cash or other liquid assets at all times equal in value to the exercise price of the put (less any initial margin deposited by the Portfolio with its Custodian with respect to such option). There is no limitation on the amount of the Fund's assets which can be segregated.



     A Fund will purchase options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, the Adviser wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its U.S. Government securities holdings, it might purchase a put option on an interest rate futures contract, the underlying security which correlates with the portion of the securities holdings the Adviser seeks to hedge.


     LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. A Fund may purchase or sell futures contracts or purchase related options thereon for bona fide hedging transactions without limit. In addition, a Fund may use futures contracts and options thereon for any other purpose to the extent that the aggregate initial margin and option premium does not exceed 5% of the market value of the Fund. There is no overall limitation on the percentage of the Fund's assets which may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission ("CFTC") the Fund is exempt from registration as a commodity pool operator.



     RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. A Fund may sell a futures contract to protect against the decline in the value of securities held by the Fund. However, it is possible that the futures market may advance and the value of securities held in the Fund's portfolio may decline. If this were to occur, the Fund would lose money on the futures contracts and also experience a decline in value in its portfolio securities.



     If a Fund purchases a futures contract to hedge against the increase in value of securities it intends to buy, and the value of such securities decreases, then the Fund may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.



     In order to assure that the Fund is entering into transactions in futures contracts for hedging purposes as such term is defined by the CFTC, either: (1) a substantial majority (i.e., approximately 75%) of all anticipatory hedge transactions (transactions in which the Fund does not own at the time of the transaction, but expects to acquire, the securities underlying the relevant futures contract) involving the purchase of futures contracts will be completed by the purchase of securities which are the subject of the hedge, or (2) the underlying value of all long positions in futures contracts will not exceed the total value of (a) all short-term debt obligations held by the Fund; (b) cash held by the Fund; (c) cash proceeds due to the Fund on investments within thirty days; (d) the margin deposited on the contracts; and (e) any unrealized appreciation in the value of the contracts.



     If a Fund maintains a short position in a futures contract, it will cover this position by segregating with its Custodian, cash or other liquid assets equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract. Such a position may also be covered by owning the securities underlying the futures contract, or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.



     In addition, if a Fund holds a long position in a futures contract, it will segregate cash or other liquid assets equal to the purchase price of the contract (less the amount of initial or variation margin on deposit) with its Custodian. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.



     Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Fund has insufficient cash, it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying futures contracts it holds at a time when it is disadvantageous to do so. The ability to close out options and futures positions could also have an adverse impact on the Fund's ability to hedge its portfolio effectively.

     In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Adviser.



     There are risks inherent in the use of futures contracts and options transactions for the purpose of hedging a Fund's securities. One such risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. Another such risk is that prices of futures contracts may not move in tandem with the changes in prevailing interest rates against which the Fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.



     There may exist an imperfect correlation between the price movements of futures contracts purchased by the Fund and the movements in the prices of the securities which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationships between the debt securities and futures market could result. Price distortions could also result if investors in futures contracts elect to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures markets could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate trends by the Adviser may still not result in a successful hedging transaction.



     Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contracts or underlying U.S. Government securities.


OPTIONS ON CURRENCIES


     Instead of purchasing or selling futures, options on futures or forward currency exchange contracts, the Funds may each attempt to accomplish similar objectives by purchasing put or call options on currencies either on exchanges or in over-the-counter markets or by writing put options or covered call options on currencies. A put option gives a Fund the right to sell a currency at the exercise price until the option expires. A call option gives a Fund the right to purchase a currency at the exercise price until the option expires. Both types of options serve to insure against adverse currency price movements in the underlying portfolio assets designated in a given currency.


     RISKS OF OPTIONS ON FOREIGN CURRENCIES. Because there are two currencies involved, developments in either or both countries affect the values of options on foreign currencies. Risks include those described in the Prospectus under "Other Investments and Policies--Risk Factors and Special Considerations of Investing in Foreign Securities," including government actions affecting currency valuation and the movements of currencies from one country to another. The quantity of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


     The Funds may each enter into forward foreign currency exchange contracts in several circumstances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.



     Additionally, when an Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the Fund's securities holdings denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. A Fund does not intend to enter into such forward contracts to protect the value of its portfolio securities on a regular or continuous basis. A Fund does not intend to enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities holdings or other assets denominated in that currency. However, the Funds believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will thereby be served.



     A Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.



     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the forward contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency and if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver, then it would be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase).



     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.



     A Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be recognized that this method of protecting the value of a Fund's securities holdings against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.


     Although each Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


LIMITATIONS ON PURCHASE AND SALE OF STOCK OPTIONS AND OPTIONS ON STOCK INDICES, FOREIGN CURRENCIES AND FUTURES CONTRACTS ON FOREIGN CURRENCIES


     A Fund may write put and call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. The Funds will each write put options on foreign currencies and futures contracts on foreign currencies for bona fide hedging purposes only if there is segregated with the Fund's Custodian an amount of cash or other liquid assets equal to or greater than the aggregate exercise price of the puts. In addition, each Fund may use futures contracts or related options for non-hedging or speculative purposes to the extent that aggregate initial margin and option premiums do not exceed 5% of the market value of the Portfolio's assets. A Fund will not purchase options on equity securities or securities indices if the aggregate premiums paid for such outstanding options would exceed 10% of its total assets.



     Except as described below, a Fund will write call options on indices only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a Fund writes a call option on a broadly-based stock market index, the Fund will segregate with its Custodian, or pledge to a broker as collateral for the option, cash, other liquid assets or at least one "qualified security" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.



     If a Fund has written an option on an industry or market segment index, it will segregate with its Custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Fund's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated or pledged in the case of broadly-based stock market index options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate or pledge an amount in cash or other liquid assets equal in value to the difference. In addition, when a Fund writes a call on an index which is in-the-money at the time the call is written, the Fund will segregate with its Custodian or pledge to the broker as collateral cash or other liquid assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on NASDAQ against which a Fund has not written a stock call option and which has not been hedged by the Fund by the sale of stock index futures. However, if the Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is segregated by the Fund in cash or other liquid assets with its Custodian, it will not be subject to the requirements described in this paragraph.

     A Fund may engage in futures contracts and options on futures transactions as a hedge against changes, resulting from market or political conditions, in the value of the currencies to which the Fund is subject or to which the Fund expects to be subject in connection with future purchases. A Fund may engage in such transactions when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. A Fund may write options on futures contracts to realize through the receipt of premium income a greater return than would be realized in the Fund's securities holdings alone.


REPURCHASE AGREEMENTS


     Each Fund may enter into repurchase transactions with parties meeting creditworthiness standards approved by the Trustees. Each Adviser will monitor the creditworthiness of such parties, under the general supervision of the Manager and the Trustees. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.


LENDING OF SECURITIES


     Consistent with applicable regulatory requirements, each Fund may lend portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by a Fund, and are at all times secured by cash or cash equivalents, which are segregated pursuant to applicable regulations that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that a Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.



     A loan may be terminated by the borrower on one business day's notice, or by a Fund on two business days' notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, a Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by a Fund's Adviser to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to a Fund. Any gain or loss in the market price during the loan period would inure to a Fund. The creditworthiness of firms to which a Fund lends its portfolio securities will be monitored on an ongoing basis by the Adviser pursuant to procedures adopted and reviewed, on an ongoing basis, by the Trustees.



     When voting or consent rights which accompany loaned securities pass to the borrower, a Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on a Fund's investment in such loaned securities. A Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


     From time to time, in the ordinary course of business, each Fund may purchase securities on a when-issued or delayed delivery basis, i.e., delivery and payment can take place a month or more after the date of the transactions. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While a Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, a Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of a Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will also segregate with a Fund's custodian bank cash or other liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, a Fund may purchase securities on such basis without limit. An increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of a Fund's net asset value. The Manager and the Advisers do not believe that a Fund's net asset value or income will be adversely affected by a Fund's purchase of securities on such basis.


INTEREST RATE SWAP TRANSACTIONS


     The Conservative Growth and Moderate Growth Funds may each enter into either asset-based interest rate swaps or liability-based interest rate swaps, depending on whether it is hedging its assets or its liabilities. A Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Since these hedging transactions are entered into for good faith hedging purposes and cash or other liquid assets are segregated, the Manager and the Advisers believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the borrowing restrictions applicable to each Fund. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a custodian that satisfies the requirements of the Investment Company Act. To the extent that a Fund enters into interest rate swaps on other than a net basis, the amount segregated will be the full amount of a Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.



     The use of interest rate swaps is highly speculative activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was never used.



     A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rates swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between its rights to receive interest on its portfolio securities and its rights and obligations to receive and pay interest pursuant to interest rate swaps.


ILLIQUID SECURITIES


     Each Fund may hold up to 15% of its net assets in illiquid securities. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper, convertible securities and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

     Certain restricted securities eligible for resale pursuant to Rule 144A under the Securities Act are not deemed to be illiquid. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Advisers will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


     The staff of the Commission has taken the position that purchased over-the-counter options and the assets used as "cover" for written over-the-counter options are illiquid securities unless the Fund and the counterparty have provided for the Fund, at the Fund's election, to unwind the over-the-counter option. The exercise of such an option ordinarily would involve the payment by the Fund of an amount designated to effect the counterparty's economic loss from an early termination, but does allow the Fund to treat the assets used as "cover" as "liquid."


SEGREGATED ASSETS


     When a Fund is required to segregate assets in connection with certain portfolio transactions (e.g., futures, forward contracts, reverse repurchase agreements and dollar rolls), it will designate cash or liquid assets as segregated with the Trust's Custodian. "Liquid assets" mean cash, U.S. Government securities, equity securities (including foreign securities), debt obligations or other liquid, unencumbered assets, marked-to-market daily.

                            INVESTMENT RESTRICTIONS


     The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities. The term "majority of the outstanding voting securities" of either the Trust or a particular Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of
(i) 67% or more of the shares of the Trust or such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Fund.



     A Fund may not:



     1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or variation margin in connection with options or futures contracts is not considered the purchase of a security on margin.



     2. Make short sales of securities, or maintain a short position if, when added together, more than 25% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.



     3. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from banks or through dollar rolls or reverse repurchase agreements up to 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes, to take advantage of investment opportunities or for the clearance of transactions and may pledge its assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral arrangements relating thereto, and collateral arrangements with respect to futures contracts and options thereon and with respect to the writing of options and obligations of the Trust to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security subject to this restriction.



     4. Purchase any security (other than obligations of the U.S. Government, its agencies and instrumentalities) if as a result 25% or more of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in the same industry.



     5. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell mortgaged-backed securities, securities collateralized by mortgages, securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.



     6. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws. Each Fund may purchase restricted securities without limit.


     7. Make investments for the purpose of exercising control or management.


     8. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities limited to 33 1/3% of the value of the Fund's total assets. For purposes of this limitation on securities lending, the value of a Fund's total assets includes the collateral received in the transactions.


     9. Purchase more than 10% of all outstanding voting securities of any one issuer.


     The foregoing restrictions are fundamental policies that may not be changed without the approval of a majority of the Fund's outstanding voting securities.

     Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that any Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by applicable law.



     As a matter of non-fundamental operating policy, a Fund will not purchase rights if as a result the Fund would then have more than 5% of its assets (determined at the time of investment) invested in rights.


                             TRUSTEES AND OFFICERS


                              POSITION WITH                  PRINCIPAL OCCUPATIONS
      NAME AND AGE(1)           THE TRUST                   DURING PAST FIVE YEARS
      ---------------         -------------                 ----------------------
Eugene C. Dorsey (71)         Trustee         Retired President, Chief Executive Officer and
                                                Trustee of the Gannett Foundation (now Freedom
                                                Forum); former Publisher of four Gannett
                                                newspapers and Vice President of Gannett Co.,
                                                Inc.; past Chairman, Independent Sector,
                                                Washington, D.C. (largest national coalition of
                                                philanthropic organizations); former Chairman of
                                                the American Council for the Arts; Director of
                                                the advisory board of Chase Manhattan Bank of
                                                Rochester, First Financial Fund, Inc., The High
                                                Yield Plus Fund, Inc. and The High Yield Income
                                                Fund, Inc.; Trustee of The Target Portfolio
                                                Trust.
Douglas H. McCorkindale (59)  Trustee         Vice Chairman (since March 1984) and President
                                                (since September 1997) of Gannett Co. Inc.
                                                (publishing and media), Director of Continental
                                                Airlines, Inc., Gannett Co., Inc., Frontier
                                                Corporation, First Financial Fund, Inc. and The
                                                High Yield Plus Fund, Inc.; Trustee of The Target
                                                Portfolio Trust.
Thomas T. Mooney (56)         Trustee         President of the Greater Rochester Metro Chamber of
                                                Commerce; former Rochester City Manager; Trustee
                                                of Center for Governmental Research, Inc.;
                                                Director of Blue Cross of Rochester, The Business
                                                Council of New York State, Executive Service
                                                Corps of Rochester, Monroe County Water
                                                Authority, Rochester Jobs, Inc., Monroe County
                                                Industrial Development Corporation, Northeast
                                                Midwest Institute and The High Yield Income Fund,
                                                Inc.; President, Director and Treasurer, First
                                                Financial Fund, Inc. and The High Yield Plus
                                                Fund, Inc.; Trustee of The Target Portfolio
                                                Trust.

                              POSITION WITH                  PRINCIPAL OCCUPATIONS
      NAME AND AGE(1)           THE TRUST                   DURING PAST FIVE YEARS
      ---------------         -------------                 ----------------------
*Richard A. Redeker (55)      President and   Employee of Prudential Investments; formerly
 751 Broad Street             Trustee           President, Chief Executive Officer and Director
 Newark, New Jersey 07102                       (October 1993-September 1996) of Prudential
                                                Mutual Fund Management, Inc., Executive Vice
                                                President, Director and Member of Operating
                                                Committee (October 1993-September 1996) of
                                                Prudential Securities, Director (October 1993-
                                                September 1996) of Prudential Securities Group,
                                                Inc. (PSG), Executive Vice President, The
                                                Prudential Investment Corporation (January 1994-
                                                September 1996), Director (January 1994-
                                                September 1996), Prudential Mutual Fund
                                                Distributors, Inc. and Prudential Mutual Fund
                                                Services, Inc., and Senior Executive Vice
                                                President and Director of Kemper Financial
                                                Services, Inc. (September 1978-September 1993);
                                                President and Director of The High Yield Income
                                                Fund, Inc.; President and Trustee of The Target
                                                Portfolio Trust.
Grace C. Torres (39)          Treasurer and   First Vice President (since December 1996) of PIFM;
                              Principal         First Vice President (since March 1994) of
                              Financial and     Prudential Securities; formerly First Vice
                              Accounting        President (March 1994-September 1996) of
                              Officer           Prudential Mutual Fund Management, Inc. and Vice
                                                President (July 1989-March 1994) of Bankers Trust
                                                Corporation.
S. Jane Rose (52)             Secretary       Senior Vice President (since December 1996) of
                                                PIFM; Senior Vice President and Senior Counsel
                                                (since July 1992) of Prudential Securities;
                                                formerly Senior Vice President (January
                                                1991-September 1996) and Senior Counsel (June
                                                1987-September 1996) of Prudential Mutual Fund
                                                Management, Inc.
David F. Connor (34)          Assistant       Assistant General Counsel (since March 1998) of
                              Secretary         PIFM; Associate Attorney, Drinker Biddle & Reath
                                                LLP prior thereto.
Stephen M. Ungerman (45)      Assistant       Tax Director (since March 1996) of Prudential
                              Treasurer         Investments and the Private Asset Group of The
                                                Prudential Insurance Company of America
                                                (Prudential); formerly First Vice President
                                                (February 1993-September 1996) of Prudential
                                                Mutual Fund Management, Inc. and Senior Tax
                                                Manager (1981-January 1993) of Price Waterhouse
                                                LLP.


---------------

 * "Interested" Trustee, as defined in the Investment Company Act, by reason of his or her affiliation with Prudential, Prudential Securities or PIFM.

(1) The addresses of the persons listed in the table above is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, unless otherwise noted.

     Trustees and officers of the Trust are also directors, trustees and officers of some or all of the other investment companies distributed by the Distributor.

     The officers conduct and supervise the daily business operations of the Trust, while the Trustees, in addition to their functions set forth under "Manager" and "Distributor," review such actions and decide on general policy.

     The Trustees have adopted a retirement policy which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 72, except that retirement is being phased in for Trustees who were age 68 or older as of December 31, 1993. Mr. Dorsey is scheduled to retire on December 31, 1998.

     The Trust pays each of its Trustees who is not an affiliated person of the Manager or any Adviser annual compensation of $4,500, in addition to certain out-of-pocket expenses. The amount of annual compensation paid to each Trustee may change as a result of the introduction of additional funds upon the boards of which the Trustee may be asked to serve.


     Trustees may receive their Trustee's fees pursuant to a deferred fee agreement with the Trust. Under the terms of the agreement, the Trust accrues daily the amount of Trustee's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, pursuant to an exemptive order from the Commission, at the daily rate of return of a Fund. Payment of the interest so accrued is also deferred and accruals become payable at the option of the Trustee. The Trust's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Trust. Mr. Dorsey has elected to receive his Trustee's fees pursuant to the deferred fee agreement.


     Pursuant to the Management Agreement with the Trust, the Manager pays all compensation of officers and employees of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of the Manager.


     As of October 1, 1998, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of beneficial interest of the Funds.



                              MANAGER AND ADVISERS


     The Manager of the Trust is Prudential Investments Fund Management LLC ("PIFM" or the "Manager"), Gateway Center Three, 100 Mulberry Street, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that comprise the Prudential Mutual Funds. See "Management of the Trust" in the Prospectus. As of January 31, 1998, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $63 billion. According to the Investment Company Institute, as of December 31, 1997, the Prudential Mutual Funds was the 18th largest family of mutual funds in the United States.

     PIFM is a subsidiary of Prudential Securities Incorporated ("Prudential Securities") and Prudential. Prudential Mutual Fund Services LLC ("PMFS" or the "Transfer Agent"), a wholly-owned subsidiary of PIFM, serves as the transfer and dividend disbursing agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administration services to qualified plans.

     Pursuant to the Management Agreement with the Trust (the "Management Agreement"), PIFM, subject to the supervision of the Trustees and in conformity with the stated policies of the Trust, manages both the investment operations of the Trust and the composition of the Trust's Portfolios, including the purchase, retention, disposition and loan of securities and other assets. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Trust and each Portfolio thereof. The Manager will continue to have responsibility for all investment advisory services furnished pursuant to any such investment advisory agreements.

     The Manager will review the performance of all Advisers, and make recommendations to the Trustees with respect to the retention and renewal of contracts. In connection therewith, PIFM is obligated to keep certain books and records of the Trust. PIFM also administers the Trust's business affairs and, in connection therewith, furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Trust's custodian, and PMFS, the Trust's transfer and dividend disbursing agent. The management services of PIFM for the Trust are not exclusive under the terms of the Management Agreement and PIFM is free to, and does, render management services to others.


     The following table sets forth the annual management fee rates currently paid by each Fund to PIFM pursuant to the Management Agreement, and the amount of such fees to be retained by PIFM, each expressed as a percentage of the Portfolio's average daily net assets:



                                                                  TOTAL
                         PORTFOLIO                            MANAGEMENT FEE
                         ---------                            --------------
Conservative Growth Fund....................................       .75%
Moderate Growth Fund........................................       .75%
High Growth Fund............................................       .75%


     The fee is computed daily and payable monthly. The Management Agreement also provides that, in the event the expenses of the Trust (including the fees of PIFM, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which the Trust's shares are qualified for offer and sale, the compensation due to PIFM will be reduced by the amount of such excess. Reductions in excess of the total compensation payable to PIFM will be paid by PIFM to the Trust. No jurisdiction currently limits the Trust's expenses.

     In connection with its management of the business affairs of the Trust, PIFM bears the following expenses:

     (a) the salaries and expenses of all of its and the Trust's personnel except the fees and expenses of Trustees who are not affiliated persons of PIFM or any Adviser;

     (b) all expenses incurred by PIFM or by the Trust in connection with managing the ordinary course of the Trust's business, other than those assumed by the Trust as described below; and

     (c) the fees payable to each Adviser pursuant to the subadvisory agreements between PIFM and each Adviser (the "Advisory Agreements").

     Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses: (a) the fees payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated persons of the Manager or any Adviser, (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust's shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade associations of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) certain organization expenses of the Trust and the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the Commission and the states including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.

     The Management Agreement provides that PIFM will not be liable for any error of judgment or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act. The Management Agreement was approved by the Trustees of the Trust, including a majority of the Trustees who are not parties to the contract or interested persons of any such party as defined in the Investment Company Act of 1940, as amended, (the "non-interested Trustees") on August 26, 1998 and by
PIFM, as sole shareholder of the Trust, on September   , 1998.



     As noted in the Prospectus, subject to the supervision and direction of the Manager and, ultimately, the Trustees, each Adviser manages the securities held by a particular segment of a Fund in accordance with the Fund's stated investment objectives and policies, makes investment decisions for that Fund segment and places orders to purchase and sell securities on behalf of that Fund segment.



     The Advisory Agreements were approved by the Trustees, including a majority of the Trustees who are not parties to such contract or interested persons of any such party as defined in the Investment Company Act, on August 26, 1998 and
were approved by the sole shareholder of the Trust on September   , 1998 for all
of the Funds.


     Each Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. Each Advisory Agreement may be terminated by the Trust, PIFM or the Adviser upon not more than 60 days' written notice. Each Advisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.


     The Manager and the Trust operate under an exemptive order from the Commission which permits the Manager, subject to certain conditions, to enter into or amend Advisory Agreements without obtaining shareholder approval each
time. On September   , 1998 the sole shareholder of the Trust voted
affirmatively to give the Trust this ongoing authority. With Board approval, the Manager is permitted to replace Advisers or employ additional Advisers for the Funds, change the terms of the Funds' Advisory Agreements or enter into a new Advisory Agreement with an existing Adviser after events that cause an automatic termination of the old Advisory Agreement with that Adviser. Shareholders of a Fund continue to have the right to terminate an Advisory Agreement for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Adviser changes or other material amendments to Advisory Agreements that occur under these arrangements.



     The Manager pays the Advisers the fees set forth in the Prospectus for their services with respect to each Fund. The Advisers perform all administrative functions associated with serving as Adviser to a Fund. Subject to the supervision and direction of the Manager and, ultimately, the Trustees, each Adviser is responsible for managing the securities held by a particular Fund segment in accordance with the Fund's stated investment objective and policies, making investment decisions for that Fund segment, placing orders to purchase and sell securities on behalf of that Fund segment, and performing various administrative duties.



                                  DISTRIBUTOR


     Prudential Investment Management Services LLC ("PIMS" or the
"Distributor"), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Trust.


     Pursuant to separate Distribution and Service Plans (the "Class A Plan", the "Class B Plan" and the "Class C Plan", collectively, the "Plans") adopted by the Trust under Rule 12b-1 under the Investment Company Act and a distribution agreement (the "Distribution Agreement"), the Distributor incurs the expenses of distributing each Portfolio's Class A, Class B and Class C shares, respectively. The Distributor also incurs the expenses of distributing the Funds' Class Z shares under the Distribution Agreement with the Trust, none of which are reimbursed by or paid for by the Trust. See "How the Trust is Managed -- Distributor" in the Prospectus.

     The Class A Plan provides that (i) .25 of 1% of the average daily net assets of the Class A shares of each Fund may be used to pay for personal service and the maintenance of shareholder accounts ("service fee") and (ii) total distribution fees (including the service fee of .25 of 1%) may not exceed
 .30 of 1% for Class A shares of the Fund. The Class B and Class C Plans provide that (i) .25 of 1% of the average daily net assets of each of the Class B and Class C shares of each Fund may be paid as a service fee and (ii) .75 of 1% (not including the service fee) may be paid for distribution-related expenses with respect to each of the Class B and Class C shares of each Fund ("asset-based sales charge").


     The Distributor also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class B and Class C shares. See "Shareholder Guide -- How to Sell Your Shares -- Contingent Deferred Sales Charges" in the Prospectus.


     The Class A, Class B and Class C Plans will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Class A, Class B, or Class C Plan or in any agreement related to the Plans (the "Rule 12b-1 Trustees"), at a meeting called for the purpose of voting on such continuance. A Plan may be terminated with respect to a Fund at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of the holders of a majority of the outstanding shares of the applicable class of the Fund on not more than 60 days', nor less than 30 days' written notice to any other party to the Plan. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Trustees in the manner described above. Each Plan will automatically terminate in the event of its assignment. The Trust will not be obligated to pay expenses incurred under any Plan if it is terminated or not continued.


     Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Trust by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Rule 12b-1 Trustees shall be committed to the existing Rule 12b-1 Trustees.


     Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws. The Distribution Agreement was approved by the Board of Trustees, including a majority of the Rule 12b-1 Trustees, on August 26, 1998.


NASD MAXIMUM SALES CHARGE RULE


     Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares of each Fund. In the case of Class B shares, interest charges equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not required to be included in the calculation of the 6.25% limitation. The annual asset-based sales charge with respect to Class B and Class C shares of a Fund may not exceed .75 of 1%. The 6.25% limitation applies to each Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


     Each Adviser is responsible for decisions to buy and sell securities, futures contracts and options thereon for the Funds, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any.

     Broker-dealers may receive negotiated brokerage commissions on transactions in portfolio securities, including options, futures, and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. On foreign securities exchanges, commissions may be fixed. Orders may be directed to any broker, dealer or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities, one of the Advisers or an affiliate thereof (an "affiliated broker").


     The Funds do not normally incur any brokerage commission expenses on portfolio transactions involving fixed income securities. These securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.



     Equity securities traded in the over-the-counter market and convertible bonds are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The Trust will not deal with an affiliated broker in any transaction in which such affiliated broker acts as principal. Thus, for example, a Fund will not deal with an affiliated broker/dealer acting as market maker, and it will not execute a negotiated trade with an affiliated broker/dealer if execution involves an affiliated broker/dealer acting as principal with respect to any part of the Fund's order.



     In placing orders for securities for the Funds of the Trust, each Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that an Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While an Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, an Adviser may consider research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Trust, an Adviser or an Adviser's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by an Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for an Adviser may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions for such other accounts, whose aggregate assets are far larger than the Trust's, and the services furnished by such brokers, dealers or futures commission merchants may be used by an Adviser in providing investment management for the Funds. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker or futures commission merchant in the light of generally prevailing rates. Each Adviser's policy is to pay brokers, dealers and futures commission merchants, other than to an affiliated broker, higher commissions for particular transactions than might be charged if a different broker had been selected, on occasions when, in an Adviser's opinion, this policy furthers the objective of obtaining best price and execution. In addition, each Adviser is authorized to pay higher commissions on brokerage transactions for the Funds to brokers, dealers and futures commission merchants, other than to an affiliated broker, in order to secure research and investment services described above, subject to review by the Trustees from time to time as to the extent and continuation of this practice. The allocation of orders among brokers, dealers and futures commission merchants and the commission rates paid are reviewed periodically by the Trustees. While such services are useful and important in supplementing the Advisers' own research and facilities, the Advisers believe that the value of such services is not determinable and does not significantly reduce their expenses.

     Subject to the above considerations, an affiliated broker may act as a securities broker, dealer or futures commission merchant for the Trust. In order for an affiliated broker to effect any portfolio transactions for the Trust, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow an affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" persons, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to affiliated brokers are consistent with the foregoing standard.

     In accordance with Section 11(a) under the Securities Exchange Act of 1934, an affiliated broker may not retain compensation for effecting transactions on a national securities exchange for the Trust unless the Trust has expressly authorized the retention of such compensation. Section 11(a) provides that an affiliated broker must furnish to the Trust at least annually a statement setting forth the total amount of all compensation retained by such affiliated broker for transactions effected by the Trust during the applicable period. Brokerage transactions with an affiliated broker are also subject to such fiduciary standards as may be imposed by applicable law.

                       PURCHASE AND REDEMPTION OF SHARES


     Shares of each Fund may be purchased at a price equal to the next determined net asset value ("NAV") per share plus a sales charge which, at the election of the investor, may be imposed either at the time of purchase, on a deferred basis, or both. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent-deferred sales charge. Class C shares are sold with a low front-end sales charge, but are also subject to a contingent-deferred sales charge. Class Z shares of each Fund are offered to a limited group of investors at NAV without any sales charges. See "Shareholder Guide -- How to Buy Shares of the Trust" in the Prospectus.



     Each class of a Fund represents an equal interest in the same investment portfolio and is identical in all respects, except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (ii) each class has exclusive voting rights with respect to any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to a limited group of investors. See "Distributor" and "Shareholder Investment Account -- Exchange Privilege."



ISSUANCE OF FUND SHARES FOR SECURITIES



     Transactions involving the issuance of a Fund's shares for securities (rather than cash) will be limited to: (i) reorganizations, (ii) statutory mergers, or (iii) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international securities exchange or market, and (d) are approved by the Manager.


SPECIMEN PRICE MAKE-UP


     Under the current distribution arrangements between the Trust and the Distributor, Class A shares of each Fund are sold with a maximum front-end sales charge of 5%, Class C shares* of each Fund are sold with a front-end sales charge of 1%, and Class B*, and Class Z shares are sold at NAV. Using the NAV of each Fund at October 1, 1998, the maximum offering price of the Funds' shares is as follows:



                                                             CONSERVATIVE   MODERATE    HIGH
                                                                GROWTH       GROWTH    GROWTH
                                                                 FUND         FUND      FUND
                                                             ------------   --------   ------
CLASS A
Net asset value and redemption price per Class A share.....     $10.00       $10.00    $10.00
Maximum sales charge (5% of offering price)................        .53          .53       .53
                                                                ------       ------    ------
Maximum offering price.....................................     $10.53       $10.53    $10.53
                                                                ======       ======    ======
CLASS B
Net asset value, redemption price and offering price per
  Class B share*...........................................     $10.00       $10.00    $10.00
                                                                ======       ======    ======
CLASS C
Net asset value and redemption price per Class C share*....     $10.00       $10.00    $10.00
Sales charge (1% of offering price)........................        .10          .10       .10
                                                                ------       ------    ------
Offering price.............................................     $10.10       $10.10    $10.10
                                                                ======       ======    ======
CLASS Z
Net asset value, offering price and redemption price per
  Class Z share............................................     $10.00       $10.00    $10.00
                                                                ======       ======    ======


---------------
* Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See "Shareholder Guide -- How to Sell Your
  Shares -- Contingent Deferred Sales Charges" in the Prospectus.

REDUCTION AND WAIVER OF INITIAL SALES CHARGES -- CLASS A SHARES


     COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases Class A shares of a Fund concurrently with Class A shares of other Prudential Mutual Funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See the table of breakpoints under "Shareholder
Guide -- Alternative Purchase Plan" in the Prospectus.



     An eligible group of related Fund investors includes any combination of the following:


          (a) an individual;

          (b) the individual's spouse, their children and their parents;

          (c) the individual's and spouse's Individual Retirement Account
     ("IRA");

          (d) any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

          (e) a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children;

          (f) a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; and

          (g) one or more employee benefit plans of a company controlled by an individual.


     In addition, an eligible group of related Fund investors may include an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that employer).

     The Transfer Agent, the Distributor or your Dealer must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in any retirement or group plans.


     RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of shares of a Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. The value of shares held directly with the Transfer Agent and through your Dealer will not be aggregated to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (NAV plus maximum sales charge) as of the previous business day. See "Net Asset Value" in the Prospectus of the Trust. The Distributor or the Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of Accumulation are not available to individual participants in any retirement or group plans.



     LETTER OF INTENT. Reduced sales charges are available to investors (or an eligible group of related investors), including retirement and group plans, who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of shares of a Fund and shares of other Prudential Mutual Funds ("Investment Letter of Intent"). Retirement and group plans may also qualify to purchase Class A shares at NAV by entering into a Letter of Intent whereby they agree to enroll, within a thirteen-month period, a specified number of eligible employees or participants ("Participant Letter of Intent").



     For purposes of the Investment Letter of Intent, all shares of the Funds and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) which were previously purchased and are still owned are also included in determining the applicable reduction. However, the value of shares held directly with the Transfer Agent and through your Dealer will not be aggregated to determine the reduced sales charge.


     A Letter of Intent permits a purchaser, in the case of an Investment Letter of Intent, to establish a total investment goal to be achieved by any number of investments over a thirteen-month period and, in the case of a Participant Letter of Intent, to establish a minimum eligible employee or participant enrollment goal over a thirteen-month period. Each investment made during the period, in the case of an Investment Letter of Intent, will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. In the case of a Participant Letter of Intent, each investment made during the period will be made at net asset value. Escrowed Class A shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in the name of the purchaser, except in the case of retirement and group plans where the employer or plan sponsor will be responsible for paying any applicable sales charge. The effective date of an Investment Letter of Intent (except in the case of retirement and group plans), may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

     The Investment Letter of Intent does not obligate the investor to purchase, nor the Trust to sell, the indicated amount. Similarly, the Participant Letter of Intent does not obligate the retirement or group plan to enroll the indicated number of eligible employees or participants. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser (or the employer or plan sponsor in the case of any retirement or group plan) is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charge actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding to the purchaser the amount of excess sales charge, if any, paid during the thirteen-month period. Investors electing to purchase Class A shares of the Funds pursuant to a Letter of Intent should carefully read such Letter of Intent.


     The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will, in the case of an Investment Letter of Intent, be granted subject to confirmation of the investor's holdings or in the case of a Participant Letter of Intent, subject to confirmation of the number of eligible employees or participants in the retirement or group plan. Letters of Intent are not available to individual participants in any retirement or group plans.

WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES

     The contingent deferred sales charge ("CDSC") is waived under circumstances described in the Prospectus. See "Shareholder Guide -- How to Sell Your
Shares -- Waiver of Contingent Deferred Sales Charges" in the Prospectus. In connection with these waivers, the Transfer Agent will require you to submit the supporting documentation set forth below.

              CATEGORY OF WAIVER                             REQUIRED DOCUMENTATION
              ------------------                 -----------------------------------------------
Death                                            A copy of the shareholder's death certificate
                                                 or, in the case of a trust, a copy of the
                                                 grantor's death certificate, plus a copy of the
                                                 trust agreement identifying the grantor.
Disability -- An individual will be considered   A copy of the Social Security Administration
disabled if he or she is unable to engage in     award letter or a letter from a physician on
any substantial gainful activity by reason of    the physician's letterhead stating that the
any medically determinable physical or mental    shareholder (or, in the case of a trust, the
impairment which can be expected to result in    grantor) is permanently disabled. The letter
death or to be of long-continued and indefinite  must also indicate the date of disability.
duration.
Distribution from an IRA or 403(b) Custodial     A copy of the distribution form from the
  Account                                        custodial firm indicating (i) the date of birth
                                                 of the shareholder and (ii) that the
                                                 shareholder is over age 59 and is taking a
                                                 normal distribution -- signed by the
                                                 shareholder.
Distribution from Retirement Plan                A letter signed by the plan
                                                 administrator/trustee indicating the reason for
                                                 the distribution.
Excess Contributions                             A letter from the shareholder (for an IRA) or
                                                 the plan administrator/ trustee on company
                                                 letterhead indicating the amount of the excess
                                                 and whether or not taxes have been paid.

     The Transfer Agent reserves the right to request such additional documents as it may deem appropriate.

                         SHAREHOLDER INVESTMENT ACCOUNT

     Upon the initial purchase of Trust shares, a Shareholder Investment Account is established for each investor under which a record of the shares held is maintained by the Transfer Agent. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the Account at any time. There is no charge to the investor for issuance of a certificate. The Trust makes available to its shareholders the following privileges and plans.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS


     For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the relevant Fund. An investor may direct the Transfer Agent in writing not less than five full business days prior to the record date to have subsequent dividends or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the dealer. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such dividend or distribution at NAV by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. Such investment will be made at the NAV per share next determined after receipt of the check or proceeds by the Transfer Agent. Such shareholder will receive credit for any CDSC paid in connection with the amount of proceeds being reinvested.


EXCHANGE PRIVILEGE


     The Trust makes available to its shareholders the exchange privilege. This privilege allows shareholders to exchange their shares of each Fund for shares of certain other Prudential Mutual Funds, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other Prudential Mutual Funds may also be exchanged for shares of the Funds. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. For retirement and group plans having a limited menu of Prudential Mutual Funds, the exchange privilege is available for those funds eligible for investment in the particular program.


     It is contemplated that the exchange privilege may be applicable to new mutual funds whose shares may be distributed by the Distributor.


     CLASS A. Shareholders of a Fund may exchange their Class A shares for shares of certain other Prudential Mutual Funds, shares of Prudential Government Securities Trust (Short-Intermediate Term Series) and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the exchange privilege only to acquire Class A shares of the Prudential Mutual Funds participating in the exchange privilege.


     The following money market funds participate in the Class A exchange privilege:
        Prudential California Municipal Fund
          (California Money Market Series)

        Prudential Government Securities Trust
          (Money Market Series)
          (U.S. Treasury Money Market Series)

        Prudential Municipal Series Fund
          (Connecticut Money Market Series)
          (Massachusetts Money Market Series)
          (New York Money Market Series)
          (New Jersey Money Market Series)

        Prudential MoneyMart Assets, Inc. (Class A shares)

        Prudential Tax-Free Money Fund, Inc.


     CLASS B AND CLASS C. Shareholders of the Trust may exchange their Class B and Class C shares of a Fund for Class B and Class C shares, respectively, of certain other Prudential Mutual Funds and shares of Prudential Special Money Market Fund, Inc. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class B and Class C shares acquired as a result of the exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the date of the initial purchase, rather than the date of the exchange.

     Class B and Class C shares of a Fund may also be exchanged for Class B and Class C shares, respectively, of an eligible money market fund without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into the Fund, such shares will be subject to the CDSC calculated without regard to the time such shares were held in the money market fund. In order to minimize the period of time in which shares are subject to a CDSC, shares exchanged out of the money market fund will be exchanged on the basis of their remaining holding periods, with the longest remaining holding periods being transferred first. In measuring the time period shares are held in a money market fund and "tolled" for purposes of calculating the CDSC holding period, exchanges are deemed to have been made on the last day of the month. Thus, if shares are exchanged into a Fund from a money market fund during the month (and are held in the Fund at the end of the month), the entire month will be included in the CDSC holding period. Conversely, if shares are exchanged into a money market fund prior to the last day of the month (and are held in the money market fund on the last day of the month), the entire month will be excluded from the CDSC holding period. For purposes of calculating the seven year holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded.



     At any time after acquiring shares of other funds participating in the Class B or Class C exchange privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B or Class C shares, respectively, of a Fund without subjecting such shares to any CDSC. Shares of any fund participating in the Class B or Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class B or Class C shares, respectively, of other funds without being subject to any CDSC.



     CLASS Z. Class Z shares of a Fund may be exchanged for Class Z shares of other Prudential Mutual Funds.


     Additional details about the exchange privilege and prospectuses for each of the Prudential Mutual Funds are available from the Transfer Agent, the Distributor or your Dealer. The exchange privilege may be modified, terminated or suspended on 60 days' notice, and any fund, including the Trust, or the Distributor, has the right to reject any exchange application relating to such fund's shares.

DOLLAR COST AVERAGING

     Dollar cost averaging is a method of accumulating shares by investing a fixed amount of dollars in shares at set intervals. An investor buys more shares when the price is low and fewer shares when the price is high. The average cost per share is lower than it would be if a constant number of shares were bought at set intervals.

     Dollar cost averaging may be used, for example, to plan for retirement, to save for a major expenditure, such as the purchase of a home, or to finance a college education. The cost of a year's education at a four-year college today averages around $14,000 at a private college and around $6,000 at a public university. Assuming these costs increase at a rate of 7% a year, as has been projected, for the freshman class of 2011, the cost of four years at a private college could reach $210,000 and over $90,000 at a public university.(1)

     The following chart shows how much you would need in monthly investments to achieve specified lump sums to finance your investment goals.(2)

               PERIOD OF
          MONTHLY INVESTMENTS:            $100,000    $150,000    $200,000    $250,000
          --------------------            --------    --------    --------    --------
25 Years................................   $  110      $  165      $  220      $  275
20 Years................................      176         264         352         440
15 Years................................      296         444         592         740
10 Years................................      555         833       1,110       1,388
 5 Years................................    1,371       2,057       2,742       3,428

---------------
(1) Source information concerning the costs of education at public and private universities is available from The College Board Annual Survey of Colleges, 1993. Average costs for private institutions include tuition, fees, room and board for the 1993-1994 academic year.


(2) The chart assumes an effective rate of return of 8% (assuming monthly compounding). This example is for illustrative purposes only and is not intended to reflect the performance of an investment in shares of the Funds. The investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. See "Automatic Savings Accumulation Plan."



AUTOMATIC INVESTMENT PLAN ("AIP")



     Under AIP, an investor may arrange to have a fixed amount automatically invested in shares of the Funds monthly by authorizing his or her bank account or brokerage account (including a Prudential Securities Command Account) to be debited to invest specified dollar amounts in shares of the Portfolios. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to AIP participants.


     Further information about this program and an application form can be obtained from the Transfer Agent, the Distributor or your Dealer.

SYSTEMATIC WITHDRAWAL PLAN

     A systematic withdrawal plan is available to shareholders through the Transfer Agent, the Distributor or your Dealer. Such withdrawal plan provides for monthly or quarterly checks in any amount, except as provided below, up to the value of the shares in the shareholder's account. Withdrawals of Class B or Class C shares may be subject to a CDSC. See "Shareholder Guide -- How to Sell Your Shares -- Contingent Deferred Sales Charges" in the Prospectus.

     In the case of shares held through the Transfer Agent (i) a $10,000 minimum account value applies, (ii) withdrawals may not be for less than $100 and (iii) the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at NAV on shares held under this plan. See "Shareholder Investment Account -- Automatic Reinvestment of Dividends and/or Distributions."

     Prudential Securities and the Transfer Agent act as agents for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The systematic withdrawal plan may be terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.

     Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

     Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares of the same Fund are inadvisable because of the sales charges applicable to (i) the purchase of Class A and Class C shares and (ii) the withdrawal of Class B and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.


TAX-DEFERRED RETIREMENT PLANS

     Various qualified retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-deferred accounts" under Section 403(b)(7)of the Internal Revenue Code of 1986, as amended (the Internal Revenue
Code) are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, and the administration, custodial fees and other details are available from Prudential Securities or the Transfer Agent.

     Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser with respect to the establishment and maintenance of any such plan.

TAX-DEFERRED RETIREMENT ACCOUNTS

     INDIVIDUAL RETIREMENT ACCOUNTS. An individual retirement account ("IRA") permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 39.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.

                          TAX-DEFERRED COMPOUNDING(1)

       CONTRIBUTIONS         PERSONAL
        MADE OVER:           SAVINGS     IRA
       -------------         --------  --------
10 years                     $26,165    $31,291
15 years                      44,675     58,649
20 years                      68,109     98,846
25 years                      97,780    157,909
30 years                     135,346    244,692

---------------


(1) The chart is for illustrative purposes only and does not represent the performance of the Funds or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in a traditional IRA account will be subject to tax when withdrawn from the account. Distributions from a Roth IRA which meet the conditions required under the Internal Revenue Code will not be subject to tax upon withdrawal from the account.


MUTUAL FUND PROGRAMS


     From time to time, the Funds may be included in a mutual fund program with other Prudential Mutual Funds. Under such a program, a group of portfolios will be selected and thereafter marketed collectively. Typically, these programs are created with an investment theme, e.g., to seek greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. The Trust may waive or reduce the minimum initial investment requirements in connection with such a program.

     The mutual funds in the program may be purchased individually or as part of a program. Since the allocation of portfolios included in the program may not be appropriate for all investors, investors should consult their financial adviser concerning the appropriate blend of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.

                                NET ASSET VALUE


     Under the Investment Company Act, the Board of Trustees is responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Board of Trustees the value of investments listed on a securities exchange and NASDAQ National Market System securities (other than options on stock and stock indices) are valued at the last sales price on such exchange system on the day of valuation, or, if there was no sale on such day, the mean between the last bid and asked prices on such day, or at the bid price on such day in the absence of an asked price. Corporate bonds (other than convertible debt securities) and U.S. Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the Adviser to be over-the-counter, are valued on the basis of valuations provided by an independent pricing agent or principal market maker which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the Adviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by principal market makers or independent pricing agents. Options on stock and stock indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on the respective exchange and futures contracts and options thereon are valued at their last sales prices as of the close of trading on the applicable commodities exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the Adviser under procedures established by and under the general supervision of the Board of Trustees.



     Securities or other assets for which reliable market quotations are not readily available, or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager or the Adviser (or Valuation Committee or Board of Trustees), does not represent fair value, are valued by the Valuation Committee or Board of Trustees in consultation with the Manager and the Adviser, including its portfolio managers, traders and its research and credit analysts, on the basis of the following factors: cost of the security, transactions in comparable securities, relationships among various securities and such other factors as may be determined by the Manager, the Adviser, Board of Trustees or Valuation Committee to materially affect the value of the security. Short-term debt securities are valued at cost, with interest accrued or discount amortized to the date of maturity, if their original maturity was 60 days or less, unless this is determined by the Board of Trustees not to represent fair value. Short-term securities with remaining maturities of more than 60 days, for which market quotations are readily available, are valued at their current market quotations as supplied by an independent pricing agent or principal market maker.



     NAV is calculated separately for each class. The NAV of Class B and Class C shares of a Fund will generally be lower than the NAV of Class A shares of the same Fund as a result of the larger distribution-related fee to which Class B and Class C shares are subject. The NAV of Class Z shares of a Fund will generally be higher than the NAV of Class A, Class B or Class C shares of the same Fund because Class Z shares are not subject to any distribution or service fee. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.


     Each Fund will compute its net asset value at 4:15 P.M., New York time on each day the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's securities holdings do not affect net asset value. In the event the New York Stock Exchange closes early on any business day, the net asset value of the Trust's shares shall be determined at a time between such closing and 4:15 P.M., New York time. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                       TAXES, DIVIDENDS AND DISTRIBUTIONS

GENERAL


     Each Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. This relieves each Fund (but not its shareholders) from paying federal income tax on income and gains which are distributed to shareholders, and permits net capital gains of a Fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shares in the Fund are held.



     Qualification as a regulated investment company requires, among other things, that (a) each Fund derive at least 90% of its gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income, including, but not limited to, gains from options, futures on such securities or foreign currencies; (b) each Fund diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities); and (c) each Fund distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.



     Distributions of net investment income and net short-term capital gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or in cash. To the extent a Fund's income is derived from certain dividends received from domestic corporations, a portion of the dividends paid to corporate shareholders of the Fund will be eligible for the 70% dividends received deduction. Distributions of net capital gains, if any, are taxable as long-term capital gains regardless of how long the investor has held his or her shares. However, if a shareholder holds shares in a Fund for not more than six months, then any loss recognized on the sale of such shares will be treated as long-term capital loss to the extent any distribution on the shares was treated as long-term capital gain. Shareholders will be notified annually by the Trust as to the federal tax status of distributions made by a Fund of the Trust. A 4% nondeductible excise tax will be imposed on a Fund of the Trust to the extent a Fund does not meet certain distribution requirements by the end of each calendar year. Distributions may be subject to additional state and local taxes. Any distributions of net investment income or short-term capital gains made to a foreign shareholder will generally be subject to U.S. withholding tax of 30% (or a lower treaty rate if applicable to such shareholder). See "Taxes, Dividends and Distributions" in the Prospectus.


ORIGINAL ISSUE DISCOUNT


     A Fund may purchase debt securities that contain original issue discount. Original issue discount that accrues in a taxable year is treated as income earned by the Fund and therefore is subject to the distribution requirements of the Internal Revenue Code. Because the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to satisfy the Internal Revenue Code's distribution requirements.


OPTIONS AND FUTURES TRANSACTIONS


     In addition, under the Internal Revenue Code, special rules apply to the treatment of certain options and futures contracts ("Section 1256 contracts"). At the end of each year, such investments held by a Fund will be required to be "marked-to-market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these "deemed sales" and on actual dispositions may be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.


CURRENCY FLUCTUATIONS


     Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, distributions made by the Fund during the year would be characterized as a return of capital to shareholders, reducing each shareholder's basis in their shares.


FOREIGN WITHHOLDING


     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Portfolio will be subject, since the amount of the Fund's assets to be invested in various countries is not known. It is not anticipated that any Fund will qualify to pass-through to the shareholders the ability to claim as a foreign tax credit the foreign taxes paid by a Fund.


BACKUP WITHHOLDING


     With limited exceptions, each Fund is required to withhold federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Trust with their correct taxpayer identification number or to make required certification or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Any amounts withheld may be credited against a shareholder's federal income tax liability.


PASSIVE FOREIGN INVESTMENT COMPANIES


     A Fund may, from time to time, invest in Passive Foreign Investment Companies ("PFICs"). PFICs are foreign corporations which derive a majority of their income from passive sources. For tax purposes, a Fund's investments in PFICs are subject to special tax provisions that may result in the taxation of certain gains realized and unrealized by the Fund.

OTHER TAXATION


     Distributions may also be subject to state, local and foreign taxes depending on each shareholder's particular situation. The foregoing summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Trust.


                            PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN


     The Trust may from time to time advertise the average annual total return of a Fund. Average annual total return is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                P(1+T)(n) = ERV

Where:    P    =   a hypothetical initial payment of $1,000.
          T    =   average annual total return.
          n    =   number of years.

          ERV  =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

AGGREGATE TOTAL RETURN


     The Trust may from time to time advertise the aggregate total return of a Fund. A Fund's aggregate total return figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:


                                     ERV-P
                                  -----------
                                       P

Where:    P    =   a hypothetical initial payment of $1,000.

          ERV  =   ending redeemable value at the end of the 1, 5 or 10 year
                   periods (or fractional portion thereof) of a hypothetical
                   $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

     Comparative performance information may be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.


               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
                          AND INDEPENDENT ACCOUNTANTS

     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Trust's portfolio securities and cash, and in that capacity maintains certain financial and accounting books and records pursuant to an agreement with the Trust.

     Prudential Mutual Fund Services LLC ("PMFS"), Raritan Plaza One, Edison, New Jersey 08837, serves as the Transfer and Dividend Disbursing Agent of the Trust. It is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of share-holder account records, payment of dividends and distributions and related functions. For these services, PMFS receives an annual fee per shareholder account of $35.00. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications and other costs. In addition, the Trust may pay fees for recordkeeping services in respect of certain eligible defined benefit plan investors.


     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as the Trust's independent accountants and, in that capacity, audits the Trust's annual financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS        PRUDENTIAL DIVERSIFIED FUNDS


--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees of Prudential Diversified Funds:



In our opinion, the accompanying statements of assets and liabilities present fairly, in all material respects, the financial position of Prudential Diversified Conservative Growth Fund, Prudential Diversified Moderate Growth Fund and Prudential Diversified High Growth Fund (the three funds constituting Prudential Diversified Funds, collectively referred to hereafter as the "Trust") at September 2, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management, our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
September 8, 1998

--------------------------------------------------------------------------------

                                                            PRUDENTIAL DIVERSIFIED FUNDS
                                                            PRUDENTIAL DIVERSIFIED
STATEMENT OF ASSETS AND LIABILITIES                         CONSERVATIVE GROWTH FUND


--------------------------------------------------------------------------------


                                                                SEPTEMBER 2, 1998
                                                                -----------------
ASSETS

Cash........................................................        $ 30,000
Deferred offering costs.....................................          98,000
Receivable from manager.....................................           6,500
                                                                    --------
  Total assets..............................................         134,500
                                                                    --------
LIABILITIES
Offering costs payable......................................          98,000
Organizational expenses payable.............................           6,500
                                                                    --------
  Total liabilities.........................................         104,500
                                                                    --------
NET ASSETS
  Applicable to 3,000 shares of beneficial interest.........        $ 30,000
                                                                    ========
Calculation of Offering Price
Class A:
  Net asset value and redemption price per Class A share
     ($7,500 / 750 shares of beneficial interest issued and
     outstanding)...........................................          $10.00
  Maximum sales charge (5% of offering price)...............             .53
                                                                    --------
  Offering price to public..................................          $10.53
                                                                    ========
Class B:
  Net asset value, offering price and redemption price per
     Class B share ($7,500 / 750 shares of beneficial
     interest issued and outstanding).......................          $10.00
                                                                    ========
Class C:
  Net asset value and redemption price per Class C share
     ($7,500 / 750 shares of beneficial interest issued and
     outstanding)...........................................          $10.00
  Maximum sales charge (1% of offering price)...............             .10
                                                                    --------
  Offering price to public..................................          $10.10
                                                                    ========
Class Z:
  Net asset value, offering price and redemption price per
     Class Z share ($7,500 / 750 shares of beneficial
     interest issued and outstanding).......................          $10.00
                                                                    ========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                                            PRUDENTIAL DIVERSIFIED FUNDS
                                                            PRUDENTIAL DIVERSIFIED
STATEMENT OF ASSETS AND LIABILITIES                         MODERATE GROWTH FUND


--------------------------------------------------------------------------------


                                                                SEPTEMBER 2, 1998
                                                                -----------------
ASSETS
Cash........................................................        $ 30,000
Deferred offering costs.....................................          98,000
Receivable from manager.....................................           6,500
                                                                    --------
  Total assets..............................................         134,500
                                                                    --------
LIABILITIES
Offering costs payable......................................          98,000
Organizational expenses payable.............................           6,500
                                                                    --------
  Total liabilities.........................................         104,500
                                                                    --------
NET ASSETS
  Applicable to 3,000 shares of beneficial interest.........        $ 30,000
                                                                    ========
Calculation of Offering Price
Class A:
  Net asset value and redemption price per Class A share
     ($7,500 / 750 shares of beneficial interest issued and
     outstanding)...........................................          $10.00
  Maximum sales charge (5% of offering price)...............             .53
                                                                    --------
  Offering price to public..................................          $10.53
                                                                    ========
Class B:
  Net asset value, offering price and redemption price per
     Class B share ($7,500 / 750 shares of beneficial
     interest issued and outstanding).......................          $10.00
                                                                    ========
Class C:
  Net asset value and redemption price per Class C share
     ($7,500 / 750 shares of beneficial interest issued and
     outstanding)...........................................          $10.00
  Maximum sales charge (1% of offering price)...............             .10
                                                                    --------
  Offering price to public..................................          $10.10
                                                                    ========
Class Z:
  Net asset value, offering price and redemption price per
     Class Z share ($7,500 / 750 shares of beneficial
     interest issued and outstanding).......................          $10.00
                                                                    ========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                                            PRUDENTIAL DIVERSIFIED FUNDS
                                                            PRUDENTIAL DIVERSIFIED
STATEMENT OF ASSETS AND LIABILITIES                         HIGH GROWTH FUND


--------------------------------------------------------------------------------


                                                                SEPTEMBER 2, 1998
                                                                -----------------
ASSETS

Cash........................................................        $ 40,000
Deferred offering costs.....................................          98,000
Receivable from manager.....................................           6,500
                                                                    --------
  Total assets..............................................         144,500
                                                                    --------
LIABILITIES
Offering costs payable......................................          98,000
Organizational expenses payable.............................           6,500
                                                                    --------
  Total liabilities.........................................         104,500
                                                                    --------
NET ASSETS
  Applicable to 4,000 shares of beneficial interest.........        $ 40,000
                                                                    ========
Calculation of Offering Price
Class A:
  Net asset value and redemption price per Class A share
     ($10,000 / 1,000 shares of beneficial interest issued
     and outstanding).......................................          $10.00
  Maximum sales charge (5% of offering price)...............             .53
                                                                    --------
  Offering price to public..................................          $10.53
                                                                    ========
Class B:
  Net asset value, offering price and redemption price per
     Class B share ($10,000 / 1,000 shares of beneficial
     interest issued and outstanding).......................          $10.00
                                                                    ========
Class C:
  Net asset value and redemption price per Class C share
     ($10,000 / 1,000 shares of beneficial interest issued
     and outstanding).......................................          $10.00
  Maximum sales charge (1% of offering price)...............             .10
                                                                    --------
  Offering price to public..................................          $10.10
                                                                    ========
Class Z:
  Net asset value, offering price and redemption price per
     Class Z share ($10,000 / 1,000 shares of beneficial
     interest issued and outstanding).......................          $10.00
                                                                    ========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS            PRUDENTIAL DIVERSIFIED FUNDS


--------------------------------------------------------------------------------


NOTE 1.



Prudential Diversified Funds (the Trust), consisting of three funds: Prudential Diversified Conservative Growth Fund, Prudential Diversified Moderate Growth Fund and Prudential Diversified High Growth Fund, which was organized as a business trust in Delaware on July 29, 1998, is an open-end, diversified management investment company. The Trust had no significant operations other than the issuance of 750 shares each of Class A, Class B, Class C and Class Z shares for Prudential Diversified Conservative Growth Fund and Prudential Diversified Moderate Growth Fund, and 1,000 shares each of Class A, Class B, Class C, and Class Z of Prudential Diversified High Growth Fund of beneficial interest for $100,000 on September 2, 1998 to Prudential Investments Fund Management LLC (PIFM or Manager).



Certain costs incurred and to be incurred in connection with the initial offering of shares of the Trust, estimated at $294,000, will be deferred and amortized funds over the period of benefit, not to exceed 12 months from the date the funds commences operations. Estimated organizational expenses of the Fund in the amount of approximately $19,500 incurred prior to the offering of the Fund's shares will be reimbursed by the Manager.

--------------------------------------------------------------------------------

NOTE 2. AGREEMENTS



The Trust has entered into a management agreement with PIFM.



The management fee paid PIFM will be computed daily and payable monthly, at an annual rate of .75 of 1% of the average daily net assets of each fund.



The Trust has entered into a distribution agreement with Prudential Investment Management Services LLC (the Distributor or PIMS) for distribution of the fund's shares.



Pursuant to separate Plans of Distribution (the Class A Plan, the Class B Plan and the Class C Plan, collectively the Plans) adopted by the Trust under Rule 12b-1 of the Investment Company Act of 1940, the Distributor incurs the expenses of distributing the fund's Class A, Class B and Class C shares. These expenses include commissions and account servicing fees paid to, or on account of financial advisers of Prudential Securities and Pruco Securities Corporation (Prusec), an affiliated broker-dealer, commissions paid to, or on account of, other broker-dealers or certain financial institutions which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of Prudential Securities and Prusec associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.



Pursuant to the Class A Plan, each fund will compensate the Distributor for its expenses with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net asset value of the Class A shares. The Distributor has agreed to limit its distribution-related fees payable under the Class A Plan to
 .25 of 1% of the average daily net asset value of the Class A shares for the fiscal period ended July 31, 1999.



Pursuant to the Class B and Class C Plans, each fund compensates the Distributor for its distribution-related expenses with respect to Class B and Class C shares at an annual rate of 1% of the average daily net assets of Class B and Class C shares.



The Distributor incurs the expense of distributing each fund's Class Z shares under a distribution agreement with the Trust, none of which is paid for or reimbursed by the Fund.



Prudential Mutual Fund Services LLC, a wholly owned subsidiary of PIFM, serves as the Trust's transfer agent.



PIFM, PIMS and Prudential Securities are indirect wholly owned subsidiaries of The Prudential Insurance Company of America.

--------------------------------------------------------------------------------

                                   APPENDIX I

                        DESCRIPTION OF SECURITY RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS:

     AAA -- Debt rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB and B -- Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.


     BB, B, CCC, CC and C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.



     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.



     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.



     CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.



     CC -- The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.



     C -- The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.



     C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.



     D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.



DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:



     Aaa -- Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of Investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.


     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding Investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable Investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:



     Standard & Poor's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.



     A-1 -- The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

     A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.



     A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.



DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS:



     Moody's Short-Term Debt Ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.



     Prime-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.



     Prime-2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.



     Prime-3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.



     Not Prime -- Issuers rated Not Prime do not fall within any of the Prime rating categories.

                   APPENDIX II -- HISTORICAL PERFORMANCE DATA

     The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

     This chart illustrates that large pension plans use the methods listed in the percentages indicated for the period December 1977 through December 1987.

                          HOW YOU ALLOCATE YOUR ASSETS
                         MAINLY DETERMINES YOUR RETURN

                   (BASED ON A STUDY OF LARGE PENSION PLANS)

                     [PIE CHART]
SECURITY SELECTION/OTHER........................   6.7%
ASSET ALLOCATION................................  91.5%
MARKET TIMING...................................   1.8%

     Source: Financial Analysts Journal, May/June 1991: "Deteminants of Portfolio Performance II: An Update," by Gary Brinson, Brian Singer and Gilbert Beebower. Results are based on the 10-year performance records of 82 pension funds. The study updates and supports a similar study done in 1986. This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any Portfolio.

     This chart shows the long-term performance of various asset classes and the rate of inflation.

                EACH INVESTMENT PROVIDES A DIFFERENT OPPORTUNITY

              (VALUE OF $1 INVESTED ON 12/31/25 THROUGH 12/31/97)

                                 [DOLLAR GRAPH]

Inflation      $9
T-Bills                $14
Bonds                          $39
Common Stock                            $1,828
Small Stock                                           $5,520

     Source: "Stocks, Bonds, Bills, and Inflation 1998 Yearbook,(TM) " Ibbotson Associates, annually updates work by Roger Ibbotson and Rex Sinquefeld. Used with permission. This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any Portfolio.

     Generally, stock returns are due to capital appreciation and reinvesting any gains. Bond returns are due mainly to reinvesting interest. Also, stock prices usually are more volatile than bond prices over the long-term.

     SMALL STOCK returns for 1926-1980 are those of stocks comprising the 5th quintile of the New York Stock Exchange. For 1981 through 1997, returns are those of the Dimensional Fund Advisors ("DFA") Small Company Fund, which is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange ("NYSE"), plus stocks listed on the American Stock Exchange and over-the-counter with the same or less capitalization as the upper bound of the NYSE decile.

     COMMON STOCK returns are based on the S&P 500 Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.

     LONG-TERM GOVERNMENT BOND returns are measured using a constant one-bond portfolio with a maturity of roughly 20 years.

     TREASURY BILL returns are for a one-month bill. Treasuries are guaranteed by the government as to the timely payment of principal and interest; equities are not.

     INFLATION is measured by the consumer price index ("CPI").

     The following chart shows the performance of a hypothetical investment in the following stock indices for the period indicated.

                  DIFFERENT TYPES OF STOCKS, DIFFERENT RETURNS

                        VALUE OF $1 INVESTED ON 12/31/69

                                  [BAR CHART]

                 $50      $40     $30      $20      $10      $0
Common Stocks                    30.44
Small Stocks             43.73
Foreign Stock                    28.37

     COMMON STOCK returns are based on the S&P 500 Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.

     SMALL STOCK performance for the beginning of the period through 1980 is based on the returns of stocks making up the 5th quintile of the New York Stock Exchange ("NYSE") and, for 1981-1997, is based on the returns of the DFA Small Company Fund, which is a market-value-weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over-the-counter with the same or less capitalization as the upper bound of the NYSE decile.

     FOREIGN STOCK returns are represented by the Morgan Stanley Capital International Europe Australia Far East ("EAFE") index, a common measure of foreign stock performance. It is a market-weighted index of 20 countries.

     Geometric Returns are through 1997. Generally, returns of foreign stocks are more volatile than those of common or small stocks.

     This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any Portfolio.

     Source:  Lipper Analytical Services.

     This chart shows the performance of a hypothetical investment in short-term U.S. Government securities adjusted for inflation for the period from January 1, 1997 through December 31, 1997.

                         TOO MANY SHORT-TERM SECURITIES
                               MAY NOT MAKE SENSE

INFLATION AND TAXES CAN ERODE YOUR INVESTMENT

Initial investment..........................................    $      10,000
Interest income: 5.26%......................................              526
Tax paid on interest (assumes 31% tax rate).................             -163
                                                                -------------
Net interest income.........................................              363
Adjust for 1.7% inflation...................................             -170
Net investment..............................................    $      10,193
                                                                -------------

                   THE INVESTOR'S NET RETURN WAS ONLY 1.93%!

     1997 Salomon Brothers 30-day T-bill return used for short-term interest rate. Federal tax rate of 31% and 1997 inflation rate ("CPI") were used. Short-term rates can fluctuate.

     Past performance is no guarantee of future results. This hypothetical example is provided for informational purposes only. It is not intended to represent any specific investment and is not indicative of past, present, or future performance of any Portfolio.

                                            TIME REDUCES YOUR RISK
                                 BEST AND WORST ANNUALIZED RETURNS OF THE S&P
                                                  [BAR CHART]


     Each bar shows the best
and worst annualized return for
the specified holding periods
through 1997. For example, the
best one-year return occurred
in 1933 and the worst 10-year
annualized return occurred from
1929-1938. The first holding
period started on 12/31/25 and
the first 20-year period ended
on 12/31/45.

     Common stock returns are
based on the S&P 500 Composite
Index, a market-weighted,
unmanaged index of 500 stocks
(currently) in a variety of
industries. It is often used as
a broad measure of stock market
performance.

     This chart is for
illustrative purposes only and
is not indicative of the past,
present, or future performance
of any Portfolio.

     Source:  "Stocks, Bonds,
Bills, and Inflation 1998
Yearbook,(TM)" Ibbotson
Associates, annually updates
work by Roger Ibbotson and Rex
Sinquefeld. Used with
permission.

     This graph represents the historical risk and return possibilities of hypothetical blends of investments in the described indices for the period indicated.

                          FOREIGN STOCKS CAN ADD VALUE

                              [RISK/RETURN CHART]

     Adding foreign stocks to a portfolio of U.S. stocks can increase the portfolio's return and, to an extent, reduce the volatility of its annualized returns. For example, note the higher return and lower risk of the 80/20 blend compared to the 100% U.S. stock portfolio. There is no guarantee that this relationship will hold in the future, however.

     This chart was constructed using the Morgan Stanley Capital International Europe Australia Far East ("EAFE") Index, a market-weighted index of 20 countries that is a common measure of foreign stock performance, and the arithmetic returns of the S&P 500 Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. The S&P Composite 500 is often used as a broad measure of stock market performance. The chart covers the 25-year period ended 12/31/97. The chart is not meant to demonstrate the future performance of either type of stock and is for illustrative purposes only. Also, it is not indicative of the past, present, or future performance of any Portfolio.

                 APPENDIX III -- GENERAL INVESTMENT INFORMATION

     The following terms are used in mutual fund investing.

ASSET ALLOCATION

     Asset allocation is a technique for reducing risk, providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

DIVERSIFICATION

     Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks and (general returns) of any one type of security.

DURATION

     Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

     Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest rate payments. Duration is expressed as a measure of time in years -- the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

MARKET TIMING

     Market timing -- buying securities when prices are low and selling them when prices are relatively higher -- may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

POWER OF COMPOUNDING

     Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

STANDARD DEVIATION

     Standard deviation is an absolute (non-relative) measure of volatility which, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

                                      III-1

                APPENDIX IV--INFORMATION RELATING TO PRUDENTIAL

     Set forth below is information relating to The Prudential Insurance Company of America (Prudential) and its subsidiaries as well as information relating to the Prudential Mutual Funds. See "Management of the Fund--Manager" in the Prospectus. The data will be used in sales materials relating to the Prudential Mutual Funds. Unless otherwise indicated, the information is as of December 31, 1996 and is subject to change thereafter. All information relies on data provided by The Prudential Investment Corporation (PIC) or from other sources believed by the Manager to be reliable. Such information has not been verified by the Trust.

INFORMATION ABOUT PRUDENTIAL

     The Manager and PIC(1) are subsidiaries of Prudential, which is one of the largest diversified financial services institutions in the world and, based on total assets, the largest insurance company in North America as of December 31, 1997. Principal products and services include life and health insurance, other healthcare products, property and casualty insurance, securities brokerage, asset management, investment advisory services and real estate brokerage. Prudential (together with its subsidiaries) employs almost 79,000 persons worldwide, and maintains a sales force of approximately 10,100 agents and 6,500 domestic and international financial advisors. Prudential is a major issuer of annuities, including variable annuities. Prudential seeks to develop innovative products and services to meet consumer needs in each of its business areas. Prudential uses the Rock of Gibraltar as its symbol. The Prudential rock is a recognized brand name throughout the world.

     Insurance. Prudential has been engaged in the insurance business since 1875. It insures or provides financial services to nearly 40 million people worldwide. Long one of the largest issuers of life insurance, the Prudential has 25 million life insurance policies in force today with a face value of almost $1 trillion. Prudential has the largest capital base ($12.3 billion) of any life insurance company in the United States. Prudential provides auto insurance for approximately 1.5 million cars and insures approximately 1.2 million homes.

     Money Management. The Prudential is one of the largest pension fund managers in the country, providing pension services to 1 in 3 Fortune 500 firms. It manages $36 billion of individual retirement plan assets, such as 401(k) plans. As of December 31, 1997, Prudential had more than $370 billion in assets under management. Prudential Investments, a business group of Prudential (of which Prudential Mutual Funds is a key part), manages over $211 billion in assets of institutions and individuals. In Pension & Investments, May 12, 1997, Prudential was ranked third in terms of total assets under management.

     Real Estate. The Prudential Real Estate Affiliates, the fourth largest real estate brokerage network in the United States, has more than 37,000 brokers and agents and more than 1,100 offices throughout the United States.(2)

     Healthcare. Over two decades ago, Prudential introduced the first federally-funded, for-profit HMO in the country. Today, approximately 4.6 million Americans receive healthcare from a Prudential managed care membership.

     Financial Services. The Prudential Savings Bank FSB, a wholly-owned subsidiary of the Prudential, has over $1 billion in assets and serves nearly
1.5 million customers across 50 states.

---------------

(1) PIC serves as the Subadviser to substantially all of the Prudential Mutual Funds. Wellington Management Company serves as the subadviser to Global Utility Fund, Inc., Nicholas-Applegate Capital Management as the subadviser to Nicholas-Applegate Fund, Inc., Jennison Associates LLC as the subadviser to Prudential Jennison Series Fund, Inc. and Mercator Asset Management, LP as the subadviser to The International Stock Series, a portfolio of Prudential World Fund, Inc. There are multiple subadvisers for The Target Portfolio Trust.

(2) As of December 31, 1996.

INFORMATION ABOUT THE PRUDENTIAL MUTUAL FUNDS

     As of December 31, 1997 Prudential Investments Fund Management was the eighteenth largest mutual fund company in the country, with over 2.5 million shareholders invested in more than 50 mutual fund portfolios and variable annuities with more than 3.7 million shareholder accounts.

     The Prudential Mutual Funds have over 30 portfolio managers who manage over $55 billion in mutual fund and variable annuity assets. Some of Prudential's portfolio managers have over 20 years of experience managing investment portfolios.

     From time to time, there may be media coverage of portfolio managers and other investment professionals associated with the Manager and the subadvisers in national and regional publications, on television and in other media. Additionally, individual mutual fund portfolios are frequently cited in surveys conducted by national and regional publications and media organizations such as The Wall Street Journal, The New York Times, Barron's and USA Today.

     Equity Funds. Forbes magazine listed Prudential Equity Fund among twenty mutual funds on its Honor Roll in its mutual fund issue of August 28, 1995. Honorees are chosen annually among mutual funds (excluding sector funds) which are open to new investors and have had the same management for at least five years. Forbes considers, among other criteria, the total return of a mutual fund in both bull and bear markets as well as a fund's risk profile. Prudential Equity Fund is managed with a "value" investment style by PIC. In 1995, Prudential Securities introduced Prudential Jennison Series Fund, Inc., a growth-style equity fund managed by Jennison Associates LLC, a premier institutional equity manager and a subsidiary of Prudential.

     High Yield Funds. Investing in high yield bonds is a complex and research intensive pursuit. A separate team of high yield bond analysts monitors approximately 200 issues held in the Prudential High Yield Fund (currently the largest fund of its kind in the country) along with 100 or so other high yield bonds, which may be considered for purchase.(3) Non-investment grade bonds, also known as junk bonds or high yield bonds, are subject to a greater risk of loss of principal and interest including default risk than higher-rated bonds. Prudential high yield portfolio managers and analysts meet face-to-face with almost every bond issuer in the High Yield Fund's portfolio annually, and have additional telephone contact throughout the year.

     Prudential's portfolio managers are supported by a large and sophisticated research organization. Fourteen investment grade bond analysts monitor the financial viability of approximately 1,750 different bond issuers in the investment grade corporate and municipal bond markets--from IBM to small municipalities, such as Rockaway Township, New Jersey. These analysts consider among other things sinking fund provisions and interest coverage ratios.

     Prudential's portfolio managers and analysts receive research services from almost 200 brokers and market service vendors. They also receive nearly 100 trade publications and newspapers--from Pulp and Paper Forecaster to Women's Wear Daily--to keep them informed of the industries they follow.

     Prudential Mutual Funds' traders scan over 100 computer monitors to collect detailed information on which to trade. From natural gas prices in the Rocky Mountains to the results of local municipal elections, a Prudential portfolio manager or trader is able to monitor it if it's important to a Prudential Mutual Fund.

     Prudential Mutual Funds trade approximately $31 billion in U.S. and foreign government securities a year. PIC seeks information from government policy makers. In 1995, Prudential's portfolio managers met with several senior U.S. and foreign government officials, on issues ranging from economic conditions in foreign countries to the viability of index-linked securities in the United States.

     Prudential Mutual Funds' portfolio managers and analysts met with over 1,200 companies in 1995, often with the Chief Executive Officer (CEO) or Chief Financial Officer (CFO). They also attended over 250 industry conferences.

---------------

(3) As of December 31, 1996. The number of bonds and the size of the Fund are subject to change.

     Prudential Mutual Fund global equity managers conducted many of their visits overseas, often holding private meetings with a company in a foreign language (our global equity managers speak 7 different languages, including Mandarin Chinese).

     Trading Data.(4) On an average day, Prudential Mutual Funds' U.S. and foreign equity trading desks traded $77 million in securities representing over
3.8 million shares with nearly 200 different firms. Prudential Mutual Funds' bond trading desks traded $157 million in government and corporate bonds on an average day. That represents more in daily trading than most bond funds tracked by Lipper even have in assets.(5) Prudential Mutual Funds' money market desk traded $3.2 billion in money market securities on an average day, or over $800 billion a year. They made a trade every 3 minutes of every trading day. In 1994, the Prudential Mutual Funds effected more than 40,000 trades in money market securities and held on average $20 billion of money market securities.(6)

     Based on complex-wide data, on an average day, over 7,250 shareholders telephoned Prudential Mutual Fund Services LLC, the Transfer Agent of the Prudential Mutual Funds, on the Prudential Mutual Funds' toll-free number. On an annual basis, that represents approximately 1.8 million telephone calls answered.

INFORMATION ABOUT PRUDENTIAL SECURITIES

     Prudential Securities is the fifth largest retail brokerage firm in the United States with approximately 6,000 financial advisors. It offers to its clients a wide range of products, including Prudential Mutual Funds and annuities. As of December 31, 1997, assets held by Prudential Securities for its clients approximated $235 billion. During 1997, approximately 29,000 new customer accounts were opened each month at PSI.(7)

     Prudential Securities has a two-year Financial Advisor training program plus advanced education programs, including Prudential Securities "university," which provides advanced education in a wide array of investment areas. Prudential Securities is the only Wall Street firm to have its own in-house Certified Financial Planner ("CFP") program.

     In 1995, Prudential Securities' equity research team ranked 8th in Institutional Investor magazine's 1995 "All America Research Team" survey. Three Prudential Securities analysts were ranked as first-team finishers.(8)

     In addition to training, Prudential Securities provides its financial advisors with access to firm economists and market analysts. It has also developed proprietary tools for use by financial advisors, including the Financial Architect(SM), a state-of-the-art asset allocation software program which helps financial advisors to evaluate a client's objectives and overall financial plan, and a comprehensive mutual fund information and analysis system that compares different mutual funds.

     For more complete information about any of the Prudential Mutual Funds, including charges and expenses, call your Prudential Securities financial adviser or Pruco/Prudential representative for a free prospectus. Read it carefully before you invest or send money.

---------------

(4) Trading data represents average daily transactions for portfolios of the Prudential Mutual Funds for which PIC serves as the subadviser, portfolios of the Prudential Series Fund and institutional and non-US accounts managed by Prudential Investments, a business group of PIC, for the year ended December 31, 1995.

(5) Based on 669 funds in Lipper Analytical Services categories of Short U.S. Treasury, Short U.S. Government, Intermediate U.S. Treasury, Intermediate U.S. Government, Short Investment Grade Debt, Intermediate Investment Grade Debt, General U.S. Treasury, General U.S. Government and Mortgage funds.

(6) As of December 31, 1994.

(7) As of December 31, 1997.

(8) On an annual basis, Institutional Investor magazine surveys more than 700 institutional money managers, chief investment officers and research directors, asking them to evaluate analysts in 76 industry sectors. Scores are produced by taking the number of votes awarded to an individual analyst and weighting them based on the size of the voting institution. In total, the magazine sends its survey to approximately 2,000 institutions and a group of European and Asian institutions. IV-3

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (A) Financial Statements:

     (1) Financial statements included in the Prospectus constituting Part A of this Registration Statement:

             None.

     (2) Financial statements included in the Statement of Additional Information constituting Part B of this Registration Statement:


        (a) Statement of Assets and Liabilities with accompanying footnotes.*


         (b) Report of Independent Accountants.*


     (B) Exhibits:


 1. (a)        Certificate of Trust.**
    (b) (i)    Agreement and Declaration of Trust.**
        (ii)   Amendment No. 1 to Agreement and Declaration of Trust.*
 2.            By-Laws.**
 3.            Not Applicable.
 4.            In response to this item, Registrant incorporates by
               reference the following provisions from its Agreement and
               Declaration of Trust and By-Laws, filed herewith as Exhibit
               1(b) and Exhibit 2, defining rights of the Trust's
               shareholders: Articles III and V of Agreement and
               Declaration of Trust; Article III of By-Laws.
 5. (a)        Form of Management Agreement between the Registrant and
               Prudential Investments Fund Management LLC.**
    (b) (i)    Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and Pacific Investment Management
               Company with respect to the Conservative Growth Fund.*
        (ii)   Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and Pacific Investment Management
               Company with respect to the Moderate Growth Fund.*
        (iii)  Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and Lazard Asset Management with respect to the Moderate Growth Fund.*
        (iv)   Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and Lazard Asset Management with respect to the High Growth Fund.*
        (v)    Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and The Dreyfus Corporation with respect to the Conservative Growth Fund.*
        (vi)   Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and The Dreyfus Corporation with respect to the Moderate Growth Fund.*
        (vii)  Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and The Dreyfus Corporation with respect to the High Growth Fund.*
        (viii) Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and Franklin Advisers, Inc with respect to the Conservative Growth Fund.*

        (ix)   Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and Franklin Advisers, Inc with respect to the Moderate Growth Fund.*
        (x)    Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and Franklin Advisers, Inc with respect to the High Growth Fund.*
        (xi)   Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and The Prudential Investment
               Corporation with respect to the Conservative Growth Fund.*
        (xii)  Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and The Prudential Investment
               Corporation with respect to the Moderate Growth Fund.*
        (xiii) Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and The Prudential Investment
               Corporation with respect to the High Growth Fund.*
        (xiv)  Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and Jennison Associates LLC with respect to the Conservative Growth Fund.*
        (xv)   Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and Jennison Associates LLC with respect to the Moderate Growth Fund.*
        (xvi)  Form of Subadvisory Agreement between Prudential Investments
               Fund Management LLC and Jennison Associates LLC with respect to the High Growth Fund.*
 6.            Form of Distribution Agreement between the Registrant and
               Prudential Investment Management Services LLC.**
 7.            Not Applicable.
 8.            Form of Custodian Contract between the Registrant and State
               Street Bank and Trust Company.**
 9.            Form of Transfer Agency and Service Agreement between the
               Registrant and Prudential Mutual Fund Services, Inc.**
10.            Opinion of Morris, Nichols, Arsht & Tunnell dated August 3,
               1998.**
11.            Consent of Independent Accountants.*
12.            Not Applicable.
13.            Form of Purchase Agreement.*
14.            Not Applicable.
15. (a)        Distribution and Service Plan for Class A shares.**
    (b)        Distribution and Service Plan for Class B shares.**
    (c)        Distribution and Service Plan for Class C shares.**
16.            Not Applicable.
18.            Rule 18f-3 Plan.**


---------------
 *  Filed herewith.


** Incorporated by reference to the Registrant's initial Registration Statement on Form N-1A, filed with the Commission on August 4, 1998 (File No. 333-60561).


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not Applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


     As of September 2, 1998 the Trust had one shareholder.

ITEM 27.  INDEMNIFICATION.

     As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended, (the "Investment Company Act") and pursuant to Article VII of the Agreement and Declaration of Trust (Exhibit 1(b) to the Registration Statement) and Article XI of the Trust's By-Laws (Exhibit 2 to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 3817 of the Delaware Business Trust Act permits indemnification of trustees who acted in good faith and reasonably believed that the conduct was in the best interest of the Registrant. As permitted by Section 17(i) of the Investment Company Act, pursuant to Section 10 of the Distribution Agreement (Exhibit 6 to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, ("Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

     Section 8 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreements (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Investments Fund Management LLC ("PIFM") and each Adviser, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act as long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     (a) Prudential Investments Fund Management LLC


     See "Management of the Trust -- Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, as most recently amended (File No. 801-31104).

     The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

      NAME AND ADDRESS            POSITION WITH PIFM                 PRINCIPAL OCCUPATIONS
      ----------------            ------------------                 ---------------------
Brian Storms.................  Officer-in Charge,          President, Prudential Mutual Funds &
                                 President, Chief            Annuities (PMF&A); Officer-in Charge,
                                 Executive Officer and       President, Chief Executive Officer and
                                 Chief Operating             Chief Operating Officer, PIFM
                                 Officer
Frank W. Giordano............  Executive Vice              Senior Vice President, Prudential
                                 President, Secretary        Securities, Incorporated; Executive Vice
                                 and General Counsel         President, Secretary and General
                                                             Counsel, PIFM
Robert F. Gunia..............  Executive Vice President    Vice President, Prudential Investments;
                                 and Treasurer               Executive Vice President and Treasurer,
                                                             PIFM; Senior Vice President, Prudential
                                                             Securities
Neil A. McGuinness...........  Executive Vice President    Executive Vice President, and Director of
                                                             Marketing, PMF&A; Executive Vice
                                                             President; PIFM
Robert J. Sullivan...........  Executive Vice President    Executive Vice President, PMF&A; Executive
                                                             Vice President; PIFM


     (b) Jennison Associates LLC



     See "Management of the Trust -- Advisers" in the Prospectus constituting Part A of this Registration Statement and "Manager and Advisers" in the Statement of Additional Information constituting Part B of this Registration Statement.



     Information as to Jennison Associates LLC's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-5608), as most recently amended, the text of which is incorporated herein by reference.



     (c) The Prudential Investment Corporation



     See "Management of the Trust -- Advisers" in the Prospectus constituting Part A of this Registration Statement and "Manager and Advisers" in the Statement of Additional Information constituting Part B of this Registration Statement.



     Information as to The Prudential Investment Corporation's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-22808), as most recently amended, the text of which is incorporated herein by reference.



     (d) Lazard Asset Management



     See "Management of the Trust -- Advisers" in the Prospectus constituting Part A of this Registration Statement and "Manager and Advisers" in the Statement of Additional Information constituting Part B of this Registration Statement.



     Information as to Lazard Asset Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-50349), as most recently amended, the text of which is incorporated herein by reference.

     (e) Franklin Advisers, Inc.



     See "Management of the Trust -- Advisers" in the Prospectus constituting Part A of this Registration Statement and "Manager and Advisers" in the Statement of Additional Information constituting Part B of this Registration Statement.



     Information as to Franklin Advisers, Inc.'s directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-26292), as most recently amended, the text of which is incorporated herein by reference.



     (f) Pacific Investment Management Company



     See "Management of the Trust -- Advisers" in the Prospectus constituting Part A of this Registration Statement and "Manager and Advisers" in the Statement of Additional Information constituting Part B of this Registration Statement.



     Information as to Pacific Investment Management Company's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187), as most recently amended, the text of which is incorporated herein by reference.



     (g) The Dreyfus Corporation



     See "Management of the Trust -- Advisers" in the Prospectus constituting Part A of this Registration Statement and "Manager and Advisers" in the Statement of Additional Information constituting Part B of this Registration Statement.



     Information as to The Dreyfus Corporation's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8147), as most recently amended, the text of which is incorporated herein by reference.


ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) Prudential Investment Management Services LLC

     Prudential Investment Management Services LLC is distributor for the Cash Accumulation Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Distressed Securities Fund, Inc., Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential International Bond Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Fund, Inc., Prudential Utility Fund, Inc., Prudential World Fund, Inc., and The Target Portfolio Trust.

     (b) Information concerning the directors and officers of Prudential Investment Management Services LLC is set forth below.

                                                   POSITIONS AND                 POSITIONS AND
                  NAME                       OFFICES WITH UNDERWRITER       OFFICES WITH REGISTRANT
                  ----                       ------------------------       -----------------------
E. Michael Caulfield.....................  President                            None
Mark R. Fetting..........................  Executive Vice President             None
Jonathan M. Greene.......................  Executive Vice President             None
Jean D. Hamilton.........................  Executive Vice President             None
Ronald P. Joelson........................  Executive Vice President             None
Brian M. Storms..........................  Executive Vice President             None
John R. Strangfeld.......................  Executive Vice President             None
Mario A. Mosse...........................  Senior Vice President and            None
                                             Chief Operating Officer
Scott S. Wallner.........................  Vice President, Secretary and        None
                                             Chief Legal Officer
Michael G. Williamson....................  Vice President, Comptroller          None
                                             and Chief Financial Officer
C. Edward Chaplin........................  Treasurer                            None

---------------
(1) The address of each person named is Three Gateway Center, Newark, NJ 07102 unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and Prudential Mutual Fund Services LLC, Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(4), (5), (6), (7), (9), (10) and (11), 31a-1(d), and 31a-1(f)
will be kept at 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102-4077 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

ITEM 31.  MANAGEMENT SERVICES.


     Other than as set forth under the captions "Management of the Trust -- Manager" and "Management of the Trust -- Distributor" in the Prospectus and the captions "Manager and Advisers" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.


ITEM 32.  UNDERTAKINGS.

     The Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark and State of New Jersey, on the 17th day of September, 1998.



                                          PRUDENTIAL DIVERSIFIED FUNDS



                                          /s/     RICHARD A. REDEKER

                                          --------------------------------------

                                              Richard A. Redeker, President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                     SIGNATURE                                  TITLE                     DATE
                     ---------                                  -----                     ----
               /s/ EUGENE C. DORSEY                  Trustee                       September 17, 1998
---------------------------------------------------
                 Eugene C. Dorsey

            /s/ DOUGLAS H. MCCORKINDALE              Trustee                       September 17, 1998
---------------------------------------------------
              Douglas H. McCorkindale

               /s/ THOMAS T. MOONEY                  Trustee                       September 17, 1998
---------------------------------------------------
                 Thomas T. Mooney

              /s/ RICHARD A. REDEKER                 President and Trustee         September 17, 1998
---------------------------------------------------
                Richard A. Redeker

                /s/ GRACE C. TORRES                  Treasurer and Principal       September 17, 1998
---------------------------------------------------  Financial and Accounting
                  Grace C. Torres                    Officer


                                 EXHIBIT INDEX


 1. (b) (ii)    Amendment No. 1 to Agreement and Declaration of Trust.

 5. (b) (i)     Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and Pacific Investment Management
                Company with respect to the Conservative Growth Fund.
        (ii)    Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and Pacific Investment Management
                Company with respect to the Moderate Growth Fund.
        (iii)   Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and Lazard Asset Management with respect to the Moderate Growth Fund.
        (iv)    Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and Lazard Asset Management with respect to the High Growth Fund.
        (v)     Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and The Dreyfus Corporation with respect to the Conservative Growth Fund.
        (vi)    Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and The Dreyfus Corporation with respect to the Moderate Growth Fund.
        (vii)   Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and The Dreyfus Corporation with respect to the High Growth Fund.
        (viii)  Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and Franklin Advisers, Inc with respect to the Conservative Growth Fund.
        (ix)    Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and Franklin Advisers, Inc with respect to the Moderate Growth Fund.
        (x)     Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and Franklin Advisers, Inc with respect to the High Growth Fund.
        (xi)    Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and The Prudential Investment
                Corporation with respect to the Conservative Growth Fund.
        (xii)   Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and The Prudential Investment
                Corporation with respect to the Moderate Growth Fund.
        (xiii)  Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and The Prudential Investment
                Corporation with respect to the High Growth Fund.
        (xiv)   Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and Jennison Associates LLC with respect to the Conservative Growth Fund.
        (xv)    Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and Jennison Associates LLC with respect to the Moderate Growth Fund.
        (xvi)   Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and Jennison Associates LLC with respect to the High Growth Fund.
11.             Consent of Independent Accountants.
13.             Form of Purchase Agreement.